As filed with the Securities and Exchange Commission on October 30, 2009
Registration No. 2-63394 and 811-2896

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.
Post-Effective Amendment No. 49 ☒
and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
Amendment No. 48 ☒
Check appropriate box or boxes

DRYDEN HIGH YIELD FUND, INC.
Exact name of registrant as specified in charter

GATEWAY CENTER THREE
100 Mulberry Street
Newark, New Jersey 07102
Address of Principal Executive Offices including Zip Code

(973) 367-7521
Registrant’s Telephone Number, including Area Code

Deborah A. Docs
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102
Name and Address of Agent for Service

It is proposed that this filing will become effective:

X	immediately upon filing pursuant to paragraph (b)
	on (----) pursuant to paragraph (b)
	60 days after filing pursuant to paragraph (a)(1)
	on (-----) pursuant to paragraph (a)(1)
	75 days after filing pursuant to paragraph (a)(2)
	on (----) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
	This post-effective amendment designates a new effective date for previously filed post-effective amendment

October 30, 2009

PROSPECTUS

Dryden High Yield Fund, Inc.

FUND TYPE

High Yield Bond

OBJECTIVE

Current income and capital appreciation (as a secondary objective)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares, nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

Ticker Symbols
Class A: PBHAX	Class M: DHYMX
Class B: PBHYX	Class R: JDYRX
Class C: PRHCX	Class Z: PHYZX
Table of Contents

3	SUMMARY SECTION

10	HOW THE FUND INVESTS
10	INVESTMENT OBJECTIVES AND POLICIES
12	OTHER INVESTMENTS AND STRATEGIES
16	INVESTMENT RISKS

21	HOW THE FUND IS MANAGED
21	BOARD OF DIRECTORS
21	MANAGER
22	INVESTMENT SUBADVISER
22	PORTFOLIO MANAGERS
23	DISTRIBUTORS
24	DISCLOSURE OF PORTFOLIO HOLDINGS

25	FUND DISTRIBUTIONS AND TAX ISSUES
25	DISTRIBUTIONS
26	TAX ISSUES
27	IF YOU SELL OR EXCHANGE YOUR SHARES

29	HOW TO BUY, SELL AND EXCHANGE SHARES OF THE FUND
29	HOW TO BUY SHARES
44	HOW TO SELL YOUR SHARES
48	HOW TO EXCHANGE YOUR SHARES

52	FINANCIAL HIGHLIGHTS

61	GLOSSARY

62	APPENDIX A
SUMMARY SECTION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to maximize current income. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with the Fund's primary investment objective of current income.

FUND FEES AND EXPENSES

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, more than $25,000 in shares of the Fund or other funds in the JennisonDryden family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 32 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 45.

Shareholder Fees (paid directly from your investment)
	Class A	Class B	Class C	Class L	Class M	Class R	Class X	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None	None	4.25%	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	1%	5%	1%	1%	6%	None	6%	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None	None	None
Redemption fees	None	None	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None	None	None
Maximum account fee (accounts under $2,500)	$15	$15	$15	$15	$15	None	$15	None

Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class L	Class M	Class R	Class X	Class Z
Management fees	.48	.48	.48	.48	.48	.48	.48	.48
+ Distribution and service (12b-1) fees	.30	.75	1.00	.50	1.00	.75	1.00	None
+ Other expenses	.18	.18	.18	.18	.18	.18	.18	.18
= Total annual Fund operating expenses	.96	1.41	1.66	1.16	1.66	1.41	1.66	.66
- Fee waiver or expense reimbursement	(.05)	None	(.25)	None	None	(.25)	None	None
= Net annual Fund operating expenses	.91	1.41	1.41	1.16	1.66	1.16	1.66	.66

Examples. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$539	$737	$952	$1,571	$539	$737	$952	$1,571
Class B	644	746	871	1,511	144	446	771	1,511
Class C	244	499	879	1,944	144	499	879	1,944
Class L	538	778	1,036	1,774	538	778	1,036	1,774
Class M	769	923	1,102	1,779	169	523	902	1,779
Class R	118	422	747	1,669	118	422	747	1,669
Class X	769	923	1,202	1,965	169	523	902	1,965
Class Z	67	211	368	822	67	211	368	822
° The distributor of the Fund has contractually agreed through December 31, 2010 to reduce its distribution and service (12b-1) fees for Class A shares, Class C shares and Class R shares to .25 of 1% of the average daily net assets of Class A shares, to .75 of 1% of the average daily net assets of Class C shares and .50 of 1% of the average daily net assets of Class R shares. These waivers may not be terminated by the distributor prior to December 31, 2010, and may be renewed, modified or discontinued thereafter. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Fund's Board of Directors.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 82% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. To achieve the Fund's income objective, we invest, under normal circumstances, at least 80% of the Fund's investable assets in a diversified portfolio of high yield fixed-income instruments rated Ba or lower by Moody's Investors Service (Moody's) or BB or lower by Standard & Poor's Ratings Group (Standard & Poor's), and instruments either rated by another major rating service or considered by us to be of comparable quality, that is, junk bonds. The term "investable assets" in this prospectus refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund will provide 60 days' prior written notice to shareholders of a change in the 80% policy stated above. While the Fund makes every effort to achieve its objectives, it can't guarantee success.

In determining which securities to buy and sell, the investment subadviser will consider, among other things, the financial history and condition, earnings trends, analysts' recommendations, and the prospects and the management of an issuer. The investment subadviser generally will employ fundamental analysis in making such determinations. Fundamental analysis involves review of financial statements and other data to attempt to predict an issuer's prospects and to try to decide whether the price of the issuer's security is under-valued or overvalued.

Principal Risks of Investing in the Fund. All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. Domestic and international markets have experienced a period of acute stress starting in the financial sector and then moving to other sectors of the world economy. This stress has resulted in extreme volatility in equity markets and stock prices. In some cases, the prices of certain stocks have declined sharply even though the financial condition or prospects of that company remain sound. These market conditions add significantly to the risk of short-term volatility of the Fund. Debt markets are also experiencing a period of high volatility which has negatively impacted market liquidity and prices. The concerns, which initially focused on subprime mortgage backed securities, have since expanded to include derivatives, securitized assets and other debt securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors. As a result, debt instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may adversely effect the Fund's investments and hamper its ability to sell debt securities or to purchase suitable debt instruments.

Risk of increase in expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if a voluntary fee waiver is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Fixed-Income Obligations Risk. As with credit risk, market risk and interest rate risk, the Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. Certain types of fixed income obligations also may be subject to call and redemption risk where the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income. See also "Recent Market Events," above.

Junk Bonds. High-yield, high-risk bonds have speculative characteristics, including particularly high credit risk. Junk bonds tend to be less liquid than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market's psychology.

Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed-income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Regardless of how well an individual company performs, if financial markets go down, you could lose money.

Interest Rate Risk. This is the risk that the securities in which the Fund invests could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities generally are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument's reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes. Certain types of debt obligations are also subject to prepayment and extension risk. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk."

Derivatives Risk. The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The use of derivatives involves costs and can be more volatile than other investment strategies, resulting in greater volatility for the Fund, particularly during periods of market decline. Investments in derivatives may not have the intended effects and may result in losses for the Fund that may not have otherwise occured or missed opportunities for the Fund. Certain types of derivatives involve leverage, which could magnify losses. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, reference rate or index. Investing in derivatives could cause the Fund to lose more than the principal amount invested. Derivatives are also subject to liquidity risk, interest rate risk, credit risk, market risk and management risk.

For more information on the risks of investing in this Fund, please see Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Fund's Past Performance. A number of factors - including risk - can affect how the Fund performs. The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.jennisondryden.com.

Annual Total Returns (Class B Shares) 1
Best Quarter: 2nd Quarter 2003 8.84% Worst Quarter: 4th Quarter 2008 -17.11%
1 These annual total returns do not include deductions for sales charges. If the sales charges were included, the annual total returns would be lower than those shown. The total return of Class B shares from 1-1-09 through 9-30-09 was 38.27%.

Average Annual Total Returns % (as of 12-31-08)
Return Before Taxes	One Year	Five Years	Ten Years	Since Inception
Class A shares	-25.90	-1.07	1.19	N/A
Class C shares	-23.37	-0.61	1.17	N/A
Class L shares	-25.90	N/A	N/A	-15.78
Class M shares	-27.13	N/A	N/A	-16.10
Class X shares	-22.59	N/A	N/A	-2.94
Class R shares	-27.11	N/A	N/A	-16.09
Class Z shares	-22.14	0.12	1.94	N/A

Class B Shares %
Return Before Taxes	-26.21	-0.75	1.17	N/A
Return After Taxes on Distributions	-28.52	-3.26	-1.79	N/A
Return After Taxes on Distribution and Sale of Fund Shares	-16.77	-1.86	-0.64	N/A

Index % (reflects no deduction for fees, expenses or taxes)
Barclays Capital High Yield 1% Issuer Capped Index	-26.57	-1.04	2.25	N/A
Lipper Average	-25.86	-1.50	1.20	N/A
° After-tax returns are calculated using the highest historical individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.

MANAGEMENT OF THE FUND

Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Prudential Investment Management, Inc.	Paul Appleby, CFA	Managing Director	1999
		Stephen Haeckel	Principal	1999
		Robert Spano, CFA, CPA	Principal	2007
		Terence Wheat, CFA	Principal	2005
		Michael J. Collins, CFA	Principal	2001
BUYING AND SELLING FUND SHARES

	Minimum Initial Investment	Subsequent Investments
Fund shares (most cases)	$2,500	$100
Automatic Investment Plan (AIP), retirement accounts and custodial accounts for minors	$1,000	$1,200 annually (AIP accounts)

You can purchase or redeem shares through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. To buy shares through the transfer agent, a new investor must complete a new account application and return it with a check payable to the Fund and mail it to Prudential Mutual Fund Services LLC, PO Box 9658, Providence, RI 02940. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852. Redemption proceeds may be sent by mail, by Federal funds wire or deposited directly into your bank account if you have established the link.

TAX INFORMATION

Dividends, Capital Gains and Taxes. The Fund's distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401 (k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

FINANCIAL INTERMEDIARY COMPENSATION

Potential Conflicts of Interest. If you purchase Fund shares through a financial services firm, the Fund, the Manager, or their related companies may pay the financial services firm for the sale of Fund shares and/or for services to shareholders. These payments may create a conflict of interest by influencing the financial services firm or the firm's representatives to recommend the Fund over another investment. Ask your financial services firm or representative for more information or visit your firm's website.

HOW THE FUND INVESTS

INVESTMENT OBJECTIVES AND POLICIES

The Fund's primary investment objective is to maximize current income. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with its primary investment objective of current income. This means we seek primarily investments that pay dividends and other income and secondarily investments that will increase in value. While we make every effort to achieve our objectives, we can't guarantee success.

In determining which securities to buy and sell, the investment adviser will consider, among other things, the financial history and condition, earnings trends, analysts' recommendations, and the prospects and the management of an issuer. The investment adviser generally will employ fundamental analysis in making such determinations. Fundamental analysis involves review of financial statements and other data to attempt to predict an issuer's prospects and to try to decide whether the price of the issuer's security is under-valued or overvalued.

The Fund may invest in debt (fixed-income) securities of companies or governments. Bonds and other debt securities are used by issuers to borrow money from investors. The borrower pays the investor a fixed or variable rate of interest and must repay the amount borrowed. Consistent with its primary investment objective, under normal circumstances, the Fund will invest at least 80% of the Fund's investable assets in lower-rated fixed-income instruments. The Fund may invest up to 100% of its assets in lower-rated fixed-income instruments.

Lower-rated fixed-income securities are securities rated Ba or lower by Moody's or BB or lower by Standard & Poor's, or comparably rated by another major rating service or considered by the investment adviser to be of comparable quality, that is high-yield debt securities or junk bonds. The Fund may invest up to 20% of its investable assets in medium-rated fixed income securities, which are securities rated Baa by Moody's or BBB by Standard & Poor's or securities considered by the investment adviser to be of comparable quality. Medium-rated fixed income bonds are regarded as investment grade bonds, but have speculative characteristics and are riskier than higher-rated securities. A rating is an assessment of the likelihood of the timely payment of interest and repayment of principal and can be useful when comparing different debt obligations. An investor can evaluate the expected likelihood of default by an issuer by looking at its ratings as compared to another similar issuer. A description of bond ratings is contained in Appendix A.

Lower-rated securities tend to offer higher yields, but also offer greater risks, than higher-rated securities. Under certain economic conditions, however, lower-rated securities might not yield significantly more than higher-rated securities, or comparable unrated securities. If that happens, the Fund may invest in higher-rated fixed-income securities that offer similar yields but have less risk. Furthermore, if issuers redeem their high yield securities at a higher than expected rate, which might happen during periods of declining interest rates, the Fund could be forced to buy higher-rated, lower-yielding securities, which would decrease the Fund's return.

During the fiscal year ended August 31, 2009, the monthly dollar-weighted average ratings of the securities held by the Fund, expressed as a percentage of the Fund's net assets, were as follows:

Ratings	Percentage of Net Assets
High Grade	4.0%
Ba	30.7
B	32.9
Caa or lower	27.1
Not rated**	17.6
Total Investments	112.3
Liabilities in excess of other net assets*	-12.3
Net Assets	100.0%
* "Liabilities in excess of other assets" reflects net unrealized appreciation (depreciation) on open futures, foreign currency, forward contracts, swaps and other balance sheet items.
** 16.7% of net assets is reflected in Short Term Money Market.

These ratings are not a guarantee of quality. The opinions of the rating agencies do not reflect market risk and they may, at times, lag behind the current financial condition of a company. Although the investment adviser will consider ratings assigned to a security, it will perform its own investment analysis and rating assignment (which at times may differ from the ratings of the rating agencies), taking into account various factors, including the company's financial history and condition, prospects and management. In addition to investing in rated securities, the Fund may invest in unrated securities that we determine are of comparable quality to the rated securities that are permissible investments. Securities rated by the investment adviser will be taken into account when we calculate the percentage of the Fund's portfolio that consists of lower-rated securities. If the rating of a debt security is downgraded after the Fund purchases it (or if the debt security is no longer rated), the Fund will not have to sell the security, but we will take this into consideration in deciding whether the Fund should continue to hold the security.

Generally, the Fund's average weighted maturity will range from 7 to 12 years. As of August 31, 2009, the Fund's average weighted maturity was 4.86 years.

The types of fixed-income securities in which the Fund may invest include both convertible and nonconvertible securities (including preferred stocks). We can exchange convertible fixed-income securities such as corporate bonds, notes and convertible preferred stocks for other types of securities, typically common stock, at a preset price. Preferred stock of a company does not generally grant voting rights to the investor, but it pays dividends at a specified rate. Convertible preferred stock may be exchanged for common stock and is less stable than nonconvertible preferred stock. Convertible securities provide a fixed-income stream (usually lower than regular bonds), but also offer greater appreciation potential than regular bonds.

The Fund's investment objectives are fundamental policies that cannot be changed without shareholder approval. The Fund's Board can change investment policies of the Fund that are not fundamental without shareholder approval.

OTHER INVESTMENTS AND STRATEGIES

In addition to the principal investment strategies, we also may use the following non-principal investment strategies to try to increase the Fund's returns or protect its assets if market conditions warrant.

Foreign Fixed Income Securities. The Fund may invest up to 20% of its investable assets in U.S. currency-denominated fixed-income securities of foreign governments and other foreign issuers, including Brady Bonds, which are long-term bonds issued by developing nations, and preferred stock. The Fund may also invest up to 10% of its investable assets in foreign currency-denominated fixed-income securities issued by foreign or domestic issuers. Foreign government fixed-income securities include securities issued by quasi-governmental entities, governmental agencies, supranational entities and other governmental entities.

Repurchase Agreements. The Fund may use repurchase agreements, where a party agrees to sell a security to the Fund and then repurchases it at an agreed-upon price at a stated time. This creates a fixed return for the Fund, and is, in effect, a loan by the Fund. Repurchase agreements are used for cash management purposes only.

Derivative Strategies. The Fund may use various derivative strategies to try to improve the Fund's returns. The Fund may also use hedging techniques to try to protect the Fund's assets. We cannot guarantee that these strategies and techniques will work, that the instruments necessary to implement these strategies and techniques will be available, or that the Fund will not lose money. The use of derivatives — such as futures, foreign currency forward contracts, options on futures, indexed and inverse floating rate securities (debt instruments with a floating or adjustable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index) and various types of swaps involves costs and can be volatile. With derivatives, we try to predict if the underlying investment – a security, market index, currency, interest rate, or some other benchmark, will go up or down at some future date. The Fund may use derivatives to try to reduce risk or to increase return consistent with the Fund's overall investment objectives. The investment adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy or technique, or use any particular instrument. Any derivatives we may use may not match or offset the Fund's underlying positions and this could result in losses to the Fund that would not otherwise have occurred. Derivatives that involve leverage could magnify losses. When the Fund uses derivative strategies, the Fund designates certain assets as segregated or otherwise covers its exposure, as required by the rules of the Securities and Exchange Commission.

Futures Contracts and Related Options. The Fund may purchase and sell financial futures contracts and related options on financial futures. A futures contract is an agreement to buy or sell a set quantity of an underlying asset at a future date, or to make or receive a cash payment based on the value of a securities index, or some other asset, at a stipulated future date. The terms of futures contracts are standardized. In the case of a financial futures contract based upon a broad index, there is no delivery of the securities comprising the underlying index, margin is uniform, a clearing corporation or an exchange is the counterparty and the Fund makes daily margin payments based on price movements in the index. An option gives the purchaser the right to buy or sell securities or currencies, or in the case of an option on a futures contract or an option on a swap, the right to buy or sell a futures contract or swap, respectively, in exchange for a premium.

Foreign Currency Forward Contracts. The Fund may enter into foreign currency forward contracts to protect the value of its assets against future changes in the level of foreign exchange rates. A foreign currency forward contract is an obligation to buy or sell a given currency on a future date and at a set price or to make or receive a cash payment based on the value of a given currency at a future date. Delivery of the underlying currency is expected, the terms are individually negotiated, the counterparty is not a clearing corporation or an exchange, and payment on the contract is made upon delivery, rather than daily.

Swap Transactions. The Fund may enter into swap transactions. Swap agreements are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, equity swaps, credit default swaps, interest rate swaps, total return swaps and index swaps.

Swap Options. The Fund may enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. For more information about these strategies, see the SAI.

Equity-Related Securities. The Fund may invest in equity-related securities. These include common stock, preferred stock or securities that may be converted into or exchanged for common stock - known as convertible securities - like rights and warrants. The Fund may also invest in American Depositary Receipts (ADRs), which are certificates - usually issued by a U.S. bank or trust company - that represent an equity investment in a foreign company or some other foreign issuer. ADRs are valued in U.S. dollars. We consider ADRs to be equity-related securities. Certain ADR programs are established without the participation of the foreign issuer and as a result, there may be less information available about the foreign issuer. Other equity-related securities in which the Fund may invest include investments in various types of business ventures, including partnerships and joint ventures and securities of real estate investment trusts (REITs). Investments in REITs may result in payment of duplicative management or other fees.

The Fund may invest up to 10% of investable assets in equity related securities.

Asset-Backed Securities. The Fund may invest in asset-backed securities. An asset-backed security is a type of pass-through instrument that pays interest based upon the cash flow of an underlying pool of assets, such as mortgages, automobile loans or credit card receivables. Asset-backed securities may also be collateralized by a portfolio of corporate bonds, including junk bonds, or other corporate and municipal securities.

Loan Participations and Assignments. The Fund may invest in fixed and floating rate loans (secured or unsecured) arranged through private negotiations between a company as the borrower and one or more financial institutions as lenders. These types of investments can be in the form of loan participations or assignments.

Loan participations and assignments are high-yield, nonconvertible corporate debt instruments of varying maturities. With participations, the Fund has the right to receive payments of principal, interest and fees from the lender conditioned upon the lender's receipt of payment from the borrower. In participations, the Fund generally does not have direct rights against the borrower on the loan, which means that if the borrower does not pay back the loan or otherwise comply with the loan agreement, the Fund will not have the right to make it do so. With assignments, the Fund has direct rights against the borrower on the loan, but its rights may be more limited than the original lender's.

Zero Coupon Bonds, Pay-in-Kind (PIK) and Deferred Payment Securities. The Fund may invest in zero coupon bonds, pay-in-kind (PIK) or deferred payment securities. Zero coupon bonds do not pay interest during the life of the security. An investor purchases the security at a price that is less than the amount the investor will receive when the borrower repays the amount borrowed (face value). PIK securities pay interest in the form of additional securities. Deferred payment securities pay regular interest after a predetermined date. The Fund records the amount these securities rise in price each year (phantom income) for accounting and federal income tax purposes, but does not receive income currently. Because the Fund is required under federal tax laws to distribute income to its shareholders, in certain circumstances, the Fund may have to dispose of its portfolio securities under disadvantageous conditions or borrow to generate enough cash to distribute phantom income and the value of the paid-in-kind interest.

When-Issued and Delayed-Delivery Securities. The Fund may purchase securities, including money market obligations, municipal bonds or other obligations on a when-issued or delayed-delivery basis. When the Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the obligations take place at a later time. The Fund does not earn interest income until the date the obligations are expected to be delivered.

Credit-Linked Securities. The Fund may invest in credit-linked securities. Credit-linked securities are securities that are collateralized by one or more credit default swaps on corporate debt securities, such as bonds. The Fund has the right to receive periodic interest payments from the issuer of the credit-linked security at an agreed-upon interest rate, and a return of principal at the maturity date.

Temporary Defensive Investments. In response to adverse market, economic or political conditions, the Fund may take a temporary defensive position and invest up to 100% of the Fund's assets in money market instruments, including short-term obligations of, or securities guaranteed by, the U.S. government, its agencies or instrumentalities or in high-quality obligations of domestic or foreign banks and corporations, and may hold up to 100% of the Fund's assets in cash or cash equivalents. Investing heavily in these securities limits our ability to achieve the Fund's investment objective, but can help to preserve the Fund's assets. The use of temporary defensive investments is inconsistent with the Fund's investment objective.

Short Sales. The Fund may make short sales of a security. This means that the Fund may sell a security that it does not own, which it may do, for example, when the investment subadviser thinks the value of the security will decline. The Fund generally borrows the security to deliver to the buyers in a short sale. The Fund must then replace the borrowed security by purchasing it at the market price at the time of replacement. Short sales involve costs and risk. The Fund must pay the lender any dividends or interest that accrues on the security it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. The Fund may make short sales "against the box." In a short sale against the box, at the time of sale, the Fund owns or has the right to acquire the identical security at no additional cost. When selling short against the box, the Fund gives up the opportunity for capital appreciation in the security.

Reverse Repurchase Agreements. The Fund may use reverse repurchase agreements, where the Fund sells a security with an obligation to repurchase it at an agreed-upon price and time. Reverse repurchase agreements that involve borrowing to take advantage of investment opportunities, a practice known as leverage, could magnify losses. If the Fund borrows money to purchase securities and those securities decline in value, then the value of the Fund's shares will decline faster than if the Fund were not leveraged. In addition, interest costs and investment fees relating to leverage may exceed potential investment gains.

Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells securities to be delivered in the current month and repurchases substantially similar (same type and coupon) securities to be delivered on a specified future date by the same party. The Fund is paid the difference between the current sales price and the forward price for the future purchase as well as the interest earned on the cash proceeds of the initial sale.

Additional Strategies. The Fund follows certain policies when it borrows money (the Fund can borrow up to 33 1/3% of the value of its total assets); lends its securities to others (the Fund can lend up to 33 1/3% of the value of its total assets); and holds illiquid securities (the Fund may hold up to 15% of its net assets (assets less liabilities) in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Fund is subject to certain other investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

INVESTMENT RISKS

All investments involve risk, and investing in the Fund is no exception. Since the Fund's holdings can vary significantly from broad-based securities market indexes, performance of the Fund can deviate from performance of the indexes. The charts below outline the key risks and potential rewards of the Fund's principal strategies and certain other non-principal strategies that the Fund may use. Following the charts is a table which sets forth the investment limits applicable to each of the types of investments discussed in the charts. Unless otherwise noted, a percentage stated as a limit on the Fund's ability to engage in a particular type of investment is a percentage of investable assets. For more information, see the SAI.

High Yield Debt Securities (Junk Bonds)
Risks	Potential Rewards
  Credit risk (particularly high) - the risk that the underlying receivables will not be paid by debtors or by credit insurers or guarantors of such instruments. Some asset-backed securities are unsecured or secured by lower-rated insurers or guarantors and thus may involve greater risk.
  Market risk (particularly high) - the risk that bonds will lose value in the market, sometimes rapidly or unpredictably because interest rates rise or there is a lack of confidence in the borrower or the bond's insurer.
  Illiquidity risk - the risk that bonds may be difficult to value precisely and to sell at the time or price desired.
  Are generally less secure than higher quality debt securities.
May offer higher interest income and higher potential gains than higher grade debt securities. Most bonds rise in value when interest rates fall.

Foreign Fixed Income Securities
Risks	Potential Rewards
  Foreign markets, economies and political systems, particularly those in developing countries, may not be as stable as those in the U.S.
  May be less liquid than U.S. fixed-income debt securities.
  Differences in foreign laws, accounting standards, public information, custody and settlement practices provide less reliable information on foreign investments and involve more risk.
  Currency risk - adverse changes in the value of foreign currencies can cause losses (non-U.S. currency denominated securities).
  Investments in emerging market securities are subject to greater volatility and price declines.
  Credit risk - the risk that the underlying receivables will not be paid by debtors or by credit insurers or guarantors of such instruments.
  Some asset-backed securities are unsecured or secured by lower-rated insurers or guarantors and thus may involve greater risk.
  Market risk - the risk that bonds will lose value in the market, sometimes rapidly or unpredictably, because interest rates rise or there is a lack of confidence in the borrower or the bond's insurer.

  Investors may participate in the growth of foreign markets through investments in companies operating in those markets.
  Opportunities for diversification.
  Fund may profit from a favorable change in the value of foreign currencies
  (non-U.S. dollar denominated securities).

Loan Participations and Assignments
Risks	Potential Rewards
  Credit risk - the risk that the underlying receivables will not be paid by debtors or by credit insurers or guarantors of such instruments.
  Market risk - the risk that bonds will lose value in the market, sometimes rapidly or unpredictably, because interest rates rise or there is a lack of confidence in the borrower or the bond's insurer.
  Illiquidity risk - the risk that bonds may be difficult to value precisely and sell at the time or price desired.
  In participations, the Fund has no rights against borrower in the event borrower does not repay the loan.
  In participations, the Fund is subject to the credit risk of the lender.
  In assignments, the Fund has no recourse against the selling institution, and the selling institution generally makes no representations about the underlying loan, the borrowers, the documentation or the collateral.
  In assignments, the rights against the borrower that are acquired by the Fund may be more limited than those held by the assigning lender.
A source of regular interest income. May offer the right to receive principal, interest and fees without as much risk as a direct lender.

Zero coupon bonds, PIK and deferred payment securities
Risks	Potential Rewards
Typically subject to greater volatility and less liquidity in adverse markets than other debt securities See credit risk and market risk	Value may rise faster when market conditions improve

Derivatives
Risks	Potential Rewards
  The value of derivatives (such as futures, swaps and options) that are used to hedge a portfolio security is generally determined independently from the value of that security and could result in a loss to the Fund when the price movement of the derivative does not correlate with a change in the value of the portfolio security.
  Derivatives may not have the intended effects and may result in losses or missed opportunities.
  The counterparty to a derivatives contract could default.
  Derivatives can increase share price volatility and those that involve leverage could magnify losses.
  Certain types of derivatives involve costs to the Fund that can reduce returns.
  Derivatives may be difficult to value precisely or sell at the time or price desired.

  Derivatives could make money and protect against losses if the investment analysis proves correct.
  Derivatives used for return enhancement purposes involve a type of leverage and could generate substantial gains at low cost.
  One way to manage the Fund's risk/return balance is by locking in the value of an investment ahead of time.
  Hedges that correlate well with an underlying position can reduce or eliminate the volatility of investment income or capital gains at low cost.

Equity-related securities
Risks	Potential Rewards
  Individual stocks could lose value.
  The equity markets could go down, resulting in a decline in value of a Fund's investments.
  Changes in economic or political conditions, both domestic and international, may result in a decline in value of a Fund's investments.

  Historically, stocks have out performed other investments over the long term.
  Generally, economic growth means higher corporate profits, which leads to an increase in stock prices, known as capital appreciation.

Illiquid Securities
Risks	Potential Rewards
May be difficult to value precisely. May be difficult to sell at the time or price desired.	May offer a more attractive yield or potential for growth than more widely traded securities.

Principal & Non-Principal Strategies: Investment Limits
  High Yield Debt Securities (Junk Bonds): At least 80% of investable assets
  Foreign Fixed-Income Securities: Up to 20% of U.S. currency denominated securities; up to 10% of non-U.S. currency denominated securities
  Loan Participations and Assignments: Percentage varies
  Zero coupon bonds, PIK and deferred payment securities: Percentage varies
  Derivatives: Up to 25% of net assets
  Equity-related securities: Up to 10% of net assets
  Illiquid Securities: Up to 15% of net assets
  U.S. Government securities or high-quality bank or corporate obligations: Up to 20%; up to 100% on temporary basis
  Asset-Backed Securities: Percentage varies
  Convertible Securities: Percentage varies
  Credit-Linked Securities: Up to 15% of net assets
  Short Sales: Up to 25% of net assets (excluding short sales against-the-box)

HOW THE FUND IS MANAGED

BOARD OF DIRECTORS

The Fund is overseen by a Board of Directors or Trustees (hereafter referred to as Directors, or the Board). The Board oversees the actions of the Manager, investment subadviser(s) and Distributor and decides on general policies. The Board also oversees the Fund's officers, who conduct and supervise the daily business operations of the Fund.

MANAGER

Prudential Investments LLC (PI)
Gateway Center Three, 100 Mulberry Street
Newark, NJ 07102

Under a Management Agreement with the Fund, PI manages the Fund's investment operations and administers its business affairs and is responsible for supervising the Fund's investment subadviser. For the fiscal year ended August 31, 2009, the Fund paid PI management fees of 0.48% of the Fund's average daily net assets for all share classes.

PI and its predecessors have served as a manager or administrator to investment companies since 1987. As of August 31, 2009, PI, a wholly-owned subsidiary of Prudential, served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as the manager or administrator to closed-end investment companies, with aggregate assets of approximately $98.4 billion.

Subject to the supervision of the Board, PI is responsible for conducting the initial review of prospective investment subadvisers for the Fund. In evaluating a prospective investment subadviser, PI considers many factors, including the firm's experience, investment philosophy and historical performance. PI is also responsible for monitoring the performance of the Fund's investment subadviser(s).

PI and the Fund operate under an exemptive order (the Order) from the Commission that generally permits PI to enter into or amend agreements with investment subadvisers without obtaining shareholder approval each time. This authority is subject to certain conditions, including the requirement that the Board must approve any new or amended agreements with an investment subadviser. Shareholders of the Fund still have the right to terminate these agreements at any time by a vote of the majority of outstanding shares of the Fund. The Fund will notify shareholders of any new investment subadvisers or material amendments to subadvisory agreements pursuant to the Order.

A discussion of the basis for the Board's approvals of the management and subadvisory agreements is available in the most recent annual report to shareholders.

INVESTMENT SUBADVISER

Prudential Investment Management, Inc. (PIM) has served as an investment adviser to Prudential Financial, Inc. (Prudential Financial) since 1984. Its address is Gateway Center Two, 100 Mulberry Street, Newark, NJ 07102. PI has responsibility for all investment advisory services, supervises PIM and pays PIM for its services.

Prudential Fixed Income Management (PFIM) is the principal public fixed income asset management unit of PIM and is the unit of PIM that provides investment advisory services to the Fund. PFIM is responsible for advising the fixed income segment of the Fund.

Prudential Fixed Income Management is organized into groups specializing in different sectors of the fixed income market: U.S. and non-U.S. government bonds, mortgages and asset-backed securities, U.S. and non-U.S. investment grade corporate bonds, high-yield bonds, emerging markets bonds, municipal bonds, and money market securities.

PORTFOLIO MANAGERS

Paul Appleby, CFA, is Managing Director and Head of Prudential Fixed Income Management's Leveraged Finance Team, which includes the High Yield Bond Team and the Bank Loan Sector Team. Previously, he was Director of Credit Research and Chief Equity Strategist for Prudential Financial's proprietary portfolios. Mr. Appleby also was a high yield credit analyst and worked in Prudential Financial's private placement group. Before joining Prudential Financial in 1987, he was a strategic planner for Amerada Hess. Mr. Appleby received a BS in Economics from The Wharton School of the University of Pennsylvania and an MBA from the Sloan School at the Massachusetts Institute of Technology (MIT). He holds the Chartered Financial Analyst (CFA) designation.

Sector Managers

Stephen Haeckel is Principal and high yield portfolio manager for Prudential Fixed Income Management's High Yield Bond Team. Before assuming this role in 1999, Mr. Haeckel was a credit analyst. He has also worked in Prudential Financial's Corporate Finance and Financial Restructuring groups, managing Prudential Financial's private investments. Mr. Haeckel served on the Board of Directors of three private companies in conjunction with the Financial Restructuring Group. Prior to joining Prudential Financial in 1990, he was an Investment Officer at MONY Capital Management. Mr. Haeckel received a BS in Psychology from Dartmouth College and an MBA from the J.L. Kellogg Graduate School of Management at Northwestern University.

Robert Spano, CFA, CPA, is a Principal and high yield portfolio manager for Prudential Fixed Income Management's (PFIM) High Yield Bond Team. Prior to assuming his current position in 2007, Mr. Spano was a high yield credit analyst for 10 years in PFIM's Credit Research Unit, covering the health, lodging, consumer, gaming, restaurants, and chemical industries. Earlier, he worked as an investment analyst in the Project Finance Unit of Prudential Financial's private placement group. Mr. Spano also held positions in the internal audit and risk management units of Prudential Securities. He received a BS in Accounting from the University of Delaware and an MBA from New York University. Mr. Spano holds the Chartered Financial Analyst (CFA) and Certified Public Accountant (CPA) designations.

Terence Wheat, CFA, is Principal and high yield portfolio manager for Prudential Fixed Income Management's (PFIM) High Yield Bond Team. Prior to assuming his current position in 2005, Mr. Wheat spent 12 years as a credit analyst in PFIM's Credit Research Group, where he was responsible for the consumer products, gaming and leisure, retail, supermarkets, and textile/apparel industries. Mr. Wheat covered high yield bonds from 1998 to 2003, and investment grade issues from 1993 to 1998. Earlier, he worked for Prudential's Financial Management Group and Individual Insurance Unit. Mr. Wheat joined Prudential Financial in 1988. He received a BS in Accounting and an MBA from Rider University. Mr. Wheat holds the Chartered Financial Analyst (CFA) designation.

Michael J. Collins, CFA, is Principal for Prudential Fixed Income Management's High Yield Bond Team, responsible for investment strategy and risk management. Prior to his current role, Mr. Collins was Senior Investment Strategist, covering all fixed income sectors. Previously, Mr. Collins was a credit research analyst. He also developed proprietary quantitative international interest rate and currency valuation models for our global bond unit. Mr. Collins began his career at Prudential Financial in 1986 as a software applications designer. He received a BS in Mathematics and Computer Science from the State University of New York at Binghamton and an MBA in Finance from New York University. Mr. Collins holds the Chartered Financial Analyst (CFA) designation and is a Fellow of the Life Management Institute (FLMI). Mr. Collins is Treasurer on the Board of Trustrees of the Board of the Center for Educational Advancement (CEA), a non-profit organization with the mission of providing jobs and job training to people with disabilities.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the Fund.

DISTRIBUTORS

Prudential Investment Management Services LLC (PIMS) distributes each class of the Fund's shares under a Distribution Agreement with the Fund, and Prudential Annuities Distributors, Inc. (PAD) (together with PIMS, the Distributors) is a co-distributor of the Fund's Class M and Class X shares under a Distribution Agreement with the Fund. The Fund has Distribution and Service Plans (the Plans) under Rule 12b-1 of the Investment Company Act of 1940, as amended (the 1940 Act), applicable to the Fund's shares. Under the Plans and the Distribution Agreements, the Distributors, as applicable, pay the expenses of distributing the shares of all share classes of the Fund. The Distributors, as applicable, also provide certain shareholder support services. The Fund pays distribution and other fees to the Distributors, as applicable, as compensation for their services for each class of shares other than Class Z. These fees - known as 12b-1 fees - are shown in the "Fund Fees and Expenses" tables. Class A, Class B, Class C, Class L, Class M, Class R and Class X shares are subject to an annual 12b-1 fee of .30 of 1%, 1%, 1%, .50 of 1%, 1%, .75 of 1%, and 1% respectively (prior to any waivers).

Because these fees are paid from the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is described in the Fund's SAI and on the Fund's website.

FUND DISTRIBUTIONS AND TAX ISSUES

DISTRIBUTIONS

Investors who buy shares of a Fund should be aware of some important tax issues. For example, the Fund distributes dividends of net investment income and realized net capital gains, if any, to shareholders. These distributions are subject to federal income taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA) or some other qualified or tax-deferred plan or account. Dividends and distributions from the Fund also may be subject to state and local income tax in the state where you live.

Also, if you sell shares of the Fund for a profit, you may have to pay capital gains taxes on the amount of your profit, unless you hold your shares in a qualified or tax-deferred plan or account.

The following briefly discusses some of the important income tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

The Fund distributes dividends out of any net investment income to shareholders. For example, if the Fund owns an ACME Corp. bond and the bond pays interest, the Fund will pay out a portion of this interest as a dividend to its shareholders, assuming the Fund's income is more than its costs and expenses. The dividends you receive from the Fund will be taxed as ordinary income, whether or not they are reinvested in the Fund. Corporate shareholders generally are not eligible for the 70% dividends-received deduction on dividends paid by the Fund. In addition, dividends from the Fund will not qualify for the preferential rates of U.S. federal income tax applicable to certain dividends paid to non-corporate shareholders.

The Fund also distributes any realized net capital gains to shareholders. Capital gains are generated when the Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund holds the security—if the Fund holds a security for more than one year before selling it, any gain is treated as long-term capital gain which, if recognized in a taxable year beginning before January 1, 2011, is generally taxed at rates of up to 15%, and at a rate of up to 20% thereafter, provided that the Fund distributes the net capital gain to non-corporate U.S. shareholders. If the Fund holds the security for one year or less, any gain is treated as short-term capital gain, which is taxed at rates applicable to ordinary income. Different rates apply to corporate shareholders.

Dividends of net investment income paid to a noncorporate U.S. shareholder in a taxable year beginning before January 1, 2011 that are designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. Dividends of net investment income that are not designated as qualified dividend income will be taxable to shareholders at ordinary income rates. Also, a portion of the dividends paid to corporate shareholders of the Fund will be eligible for the 70% dividends received deduction to the extent the Fund's income is derived from certain dividends received from U.S. corporations.

For your convenience, distributions of dividends and net capital gains are automatically reinvested in the Fund without any sales charge. If you ask us to pay the distributions in cash, we will send you a check if your account is with the Transfer Agent. Otherwise, if your account is with a broker, you will receive a credit to your account. Either way, the distributions may be subject to income taxes, unless your shares are held in a qualified or tax-deferred plan or account. If your dividend distribution check remains uncashed for more than six months, your check may be invested in additional shares of the Fund at the next NAV calculated on the day of the investment. For more information about automatic reinvestment and other shareholder services, see "Additional Shareholder Services" in the next section.

The chart below sets forth the frequency of dividend and capital gains distributions to shareholders.

Dividend/Distribution Frequency
Net Investment Income	Daily
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually
TAX ISSUES

Form 1099
Every year you will receive a Form 1099 which reports the amount of dividends and long-term capital gains we distributed to you during the prior year unless you own shares of the Fund as part of a qualified or tax-deferred plan or account. If you do own shares of the Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099 annually, but instead you will receive a Form 1099 when you take any distribution from your qualified or tax-deferred plan or account.

Fund distributions are generally taxable to you in the calendar year in which they are received, except when we declare certain dividends in the fourth quarter, with a record date in such quarter, and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31st of the prior year.

Withholding Taxes
If federal tax law requires you to provide the Fund with your taxpayer identification number and certifications as to your tax status and you fail to do this, or if you are otherwise subject to backup withholding, we will withhold and pay to the U.S. Treasury a portion (currently 28%) of your distributions and sale proceeds.

Taxation of Foreign Shareholders
For a discussion regarding the taxation of foreign shareholders, please see the SAI.

If You Purchase On Or Before Record Date
If you buy shares of the Fund on or before the record date for a distribution (the date that determines who receives the distribution), we will pay that distribution to you. As explained above, the distribution may be subject to taxes. You may think you've done well since you bought shares one day and soon thereafter received a distribution. That is not so, because when dividends are paid out, the value of each share of the Fund decreases by the amount of the dividend to reflect the payout, although this may not be apparent because the value of each share of the Fund also will be affected by market changes, if any. However, the timing of your purchase does mean that part of your investment came back to you as taxable income.

Qualified and Tax-Deferred Retirement Plans
Retirement plans and accounts allow you to defer paying taxes on investment income and capital gains. Contributions to these plans may also be tax-deductible, although distributions from these plans generally are taxable. In the case of Roth IRA accounts, contributions are not tax-deductible, but distributions from the plan may be tax-free. Please contact your financial adviser for information on a variety of JennisonDryden mutual funds that are suitable for retirement plans offered by Prudential.

IF YOU SELL OR EXCHANGE YOUR SHARES

If you sell any shares of the Fund for a profit, you have realized a capital gain, which is subject to tax unless the shares are held in a qualified or tax-deferred plan or account. For individuals, the maximum capital gains tax rate is generally 15%, if the gain is recognized in a taxable year beginning before January 1, 2011, and 20% thereafter, for shares held for more than one year.

If you sell shares of the Fund for a loss, you may have a capital loss, which you may use to offset capital gains you have, plus, in the case of noncorporate taxpayers, ordinary income of up to $3,000. If you sell shares and realize a loss, you will not be permitted to use the loss to the extent you replace the shares (including pursuant to the reinvestment of a dividend) within a 61-day period (beginning 30 days before and ending 30 days after the sale of the shares). Under certain circumstances, if you acquire shares of the Fund and sell or exchange your shares within 90 days, you may not be allowed to include certain charges incurred in acquiring the shares for purposes of calculating gain or loss realized upon the sale of the shares.

If you exchange your Fund shares for shares of another class of the Fund, this is generally not a taxable event and should not result in realization of a capital gain or loss by you. If you exchange your shares of the Fund for shares of another JennisonDryden mutual fund, this is considered a sale for tax purposes. In other words, it's a taxable event. Therefore, if the shares you exchanged have increased in value since you purchased them, you have capital gains, which are subject to the taxes described above. Any gain or loss you may have from selling or exchanging Fund shares will not be reported on Form 1099; however, proceeds from the sale or exchange will be reported on Form 1099-B. Therefore, unless you hold your shares in a qualified or tax-deferred plan or account, you or your financial adviser should keep track of the dates on which you buy and sell - or exchange - Fund shares, as well as the amount of any gain or loss on each transaction. For tax advice, please see your tax adviser.

Automatic Conversion of Class B, Class M and Class X Shares

The conversion of Class B, Class M, or Class X shares of a Fund – which happens automatically approximately every seven, eight or ten years, respectively, after purchase – is not a taxable event for federal income tax purposes. For more information about the automatic conversion of Class B, Class M and Class X shares, see "Class B, Class M and Class X Shares Automatically Convert to Class A Shares" in the "How to Buy, Sell and Exchange Shares of the Fund" section.

HOW TO BUY, SELL AND EXCHANGE SHARES OF THE FUND

HOW TO BUY SHARES

In order to buy Fund shares, simply follow the steps described below.

Opening an Account

If you don't have an account with us or a financial services firm that is permitted to buy or sell shares of the Fund for you, contact the Transfer Agent, Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent) at (800) 225-1852 or write to:

Prudential Mutual Fund Services LLC
P.O. Box 9658
Providence, RI 02940

You may purchase shares by check or wire. We do not accept cash, money orders or travelers checks. To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information, see the back cover page of this prospectus. We have the right to reject any purchase order (including an exchange into a Fund) or suspend or modify a Fund's sale of its shares, including due to failure by you to provide additional information requested, such as information needed to verify the source of funds used to purchase shares, your identity or the identity of any underlying beneficial owners of your shares.

With certain limited exceptions, Fund shares are only available to be sold in the United States, U.S. Virgin Islands, Puerto Rico and Guam.

Choosing a Share Class

Individual investors can choose among Class A, Class B, Class C, Class R and Class Z shares of the Fund, although Class R and Class Z shares are available only to limited groups of investors. Class L, Class M and Class X shares are not offered to new purchasers and are available only through exchanges from the same class of shares of certain other JennisonDryden Funds.

Multiple share classes let you choose a cost structure that meets your needs:

  Class A shares purchased in amounts of less than $1 million require you to pay a sales charge at the time of purchase, but the operating expenses of Class A shares are lower than the operating expenses of Class B and Class C shares. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are also subject to a contingent deferred sales charge (CDSC) of 1%.
  Class B shares do not require you to pay a sales charge at the time of purchase, but do require you to pay a sales charge if you sell your shares within six years (that is why it is called a CDSC). The operating expenses of Class B shares are higher than the operating expenses of Class A shares.
  Class C shares do not require you to pay a sales charge at the time of purchase, but do require you to pay a sales charge if you sell your shares within 12 months of purchase. The operating expenses of Class C shares are higher than the operating expenses of Class A shares.

When choosing a share class, you should consider the following factors:

  The amount of your investment and any previous or planned future investments, which may qualify you for reduced sales charges for Class A shares under Rights of Accumulation or a Letter of Intent.
  The length of time you expect to hold the shares and the impact of varying distribution fees. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For this reason, Class C shares are generally appropriate only for investors who plan to hold their shares for no more than 3 years.
  The different sales charges that apply to each share class — Class A's front-end sales charge (or in certain cases, CDSC) vs. Class B's CDSC vs. Class C's lower CDSC.
  The fact that Class B shares automatically convert to Class A shares approximately seven years after purchase.
  Class B shares purchased in single amounts greater than $100,000 are generally less advantageous than purchasing Class A shares. Purchase orders for Class B shares exceeding this amount generally will not be accepted.
  Class C shares purchased in single amounts greater than $1 million are generally less advantageous than purchasing Class A shares. Purchase orders for Class C shares above this amount generally will not be accepted.
  Because Class R and Z shares have lower operating expenses than Class A, Class B or Class C shares, as applicable, you should consider whether you are eligible to purchase Class R or Class Z shares.

See "How to Sell Your Shares" for a description of the impact of CDSCs.

Some investors purchase or sell shares of the Fund through financial intermediaries and omnibus accounts maintained by brokers that aggregate the orders of multiple investors and forward the aggregate orders to the Fund. If your shares are held through a broker-dealer, financial adviser, financial planner or other financial intermediary, you should discuss with your financial intermediary which share classes of the Fund are available to you and which share class may best meet your needs. The Fund has advised the financial intermediaries and broker-dealers who maintain such accounts of the share class features and guidelines, per the prospectus, and it is their responsibility to monitor and enforce these guidelines with respect to shareholders purchasing shares through financial intermediaries or omnibus accounts.

Share Class Comparison. Use the following chart to help you compare the different share classes. The discussion following this chart will tell you whether you are entitled to a reduction or waiver of any sales charges.

Minimum Purchase Requirements
	Class A	Class B	Class C	Class L	Class M	Class R	Class X	Class Z
Minimum purchase amount	$2,500	$2,500	$2,500	$2,500	$2,500	None	$2,500	None
Minimum amount for subsequent purchases	$100	$100	$100	$100	$100	None	$100	None
Maximum initial sales charge	4.5% of the public offering price	None	None	4.25% of the public offering price	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1%	5%(Yr.1) 4%(Yr.2) 3%(Yr.3) 2%(Yr.4) 1%(Yr.5) 1%(Yr.6) 0%(Yr.7)	1% on sales made within 12 months of purchase	1%	6%(Yr.1) 5%(Yr.2) 4%(Yr.3) 3%(Yr.4) 2%(Yr.5) 2%(Yr.6) 1%(Yr.7) 0%(Yr.8)	None	6%(Yr.1) 5%(Yr.2) 4%(Yr.3) 4%(Yr.4) 3%(Yr.5) 2%(Yr.6) 2%(Yr.7) 1%(Yr.8) 0%(Yr.9)	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30 of 1% (.25 of 1% currently)	.75% of 1%	1% (.75 of 1% currently)	.50 of 1%	1%	0.75 of 1% (0.50 of 1% currently)	1%	None
Notes to Share Class Comparison Table:
° The minimum initial and subsequent investment requirements do not apply to employee savings plan accounts or payroll deduction plan accounts. The minimum initial investment for retirement accounts and custodial accounts for minors is $1000 and subsequent investments through newly-established AIP accounts must be at least $1,200 annually.
° If the value of your Class A, Class B, Class C, Class L, Class M, or Class X account is less than $2,500, the Fund will deduct a $15 annual small balance account fee from your account. The $15 annual small balance account fee will be assessed during the 4th calendar quarter of each year. Any applicable CDSC on the shares redeemed to pay the $15 small balance account fee will be waived. The $15 small balance account fee will not be charged on: (i) accounts during the first six months from inception of the account, (ii) omnibus accounts, (iii) institutional accounts, (iv) group retirement plans, (v) AIP accounts or employee savings plan accounts, (vi) accounts with the same registration associated with multiple share classes within the Fund, or (vii) clients with assets of more then $50,000 across the JennisonDryden family of mutual funds. "Client" for this purpose has the same definition as for purposes of Rights of Accumulation, i.e., an investor and an eligible group of related investors. For more information, see "Purchase, Redemption and Pricing of Fund Shares--Small Account Maintenance Fee" in the SAI.
° Class L, Class M and Class X shares are closed to new initial purchases. Class L, Class M and Class X shares are only available through exchanges from the same class of shares of certain other JennisonDryden funds.
° For more information about the CDSC and how it is calculated, see "How to Sell Your Shares -- Contingent Deferred Sales Charge (CDSC)."
° Investors who purchase $1 million or more of Class A shares or Class L shares and redeem those shares within 12 months of purchase are subject to a CDSC of 1%, but are not subject to an initial sales charge. The CDSC is waived for certain retirement or benefit plans.
° Distribution and service (12b-1) fees are paid from the Fund's assets on a continuous basis. The service fee for Class A, Class B, Class C and Class R shares is .25 of 1%. The distribution fee is limited to .30 of 1% (including the .25 of 1% service fee) for Class A shares, ..50 of 1% for Class B shares, .75% of 1% for Class C shares, and .75 of 1% (including the .25 of 1% service fee) for Class R shares.
° With respect to Class L, Class M and Class X shares, the service fee is up to .25 of 1% of the Fund's Class L, Class M, and Class X shares, respectively. The distribution fee for Class L shares is up to .50 of 1% (including the .25 of 1% service fee), and for Class M and Class X shares, is up to 1% (including the .25 of 1% service fee).
°The Distributor has contractually agreed until December 31, 2010 to reduce its distribution and service (12b-1) fees for Class A shares, Class C shares and Class R shares to .25 of 1% of the average daily net assets of the Class A shares, .75 of 1% of the average daily net assets of Class C shares and .50 of 1% of the average daily net assets of Class R shares.

Reducing or Waiving Class A's Initial Sales Charge

The following describes the different ways investors can reduce or avoid paying Class A's initial sales charge.

Increase the Amount of Your Investment. You can reduce Class A's initial sales charge by increasing the amount of your investment. This table shows how the sales charge decreases as the amount of your investment increases:

Amount of Purchase	Sales Charge as a % of Offering Price	Sales Charge as a % of Amount Invested	Dealer Reallowance
Less than $50,000	4.50%	4.71%	4.00%
$50,000 to $99,999	4.00%	4.17%	3.50%
$100,000 to $249,999	3.50%	3.63%	3.00%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1 million to $4,999,999	None*	None	1.00%**
* If you invest $1 million or more, you can buy only Class A shares, unless you qualify to buy Class Z shares. If you purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase, you will be subject to a 1% CDSC, although you will not be subject to an initial sales charge. The CDSC is waived for purchases by certain retirement and/or benefit plans.
** For investments of $5 million to $9,999,999, the dealer reallowance is .50%. For investments of $10 million and over, the dealer reallowance is .25%.

To satisfy the purchase amounts above, you can:

  Use your Rights of Accumulation, which allow you or an eligible group of related investors to combine (1) the current value of JennisonDryden mutual fund shares you or the group already own, (2) the value of money market shares you or an eligible group of related investors have received for shares of other JennisonDryden mutual funds in an exchange transaction, and (3) the value of the shares you or an eligible group of related investors are purchasing;
  Sign a Letter of Intent, stating in writing that you or an eligible group of related investors will purchase a certain amount of shares in the Fund and other JennisonDryden mutual funds within 13 months; or
  Use your Combined Purchase and Cumulative Purchase Privilege, which allows you and an eligible group of related investors to combine the value of Class A shares of this Fund with the value of other JennisonDryden mutual funds that you or the group are purchasing at the same time.

An "eligible group of related investors" includes any combination of the following:

  All accounts held in your name (alone or with other account holders) and taxpayer identification number (TIN);
  Accounts held in your spouse's name (alone or with other account holders) and TIN (see definition of spouse below);
  Accounts for your children or your spouse's children including children for whom you and/or your spouse are legal guardian(s) (e.g., UGMAs and UTMAs);
  Accounts in the name and TINs of your parents;
  Trusts with you, your spouse, your children, your spouse's children and/or your parents as the beneficiaries;
  With limited exclusions, accounts with the same address (exclusions include, but are not limited to, addresses for brokerage firms and other intermediaries and Post Office boxes); and
  Accounts held in the name of a company controlled by you (a person, entity or group that holds 25% or more of the outstanding voting securities of a company will be deemed to control the company, and a partnership will be deemed to be controlled by each of its general partners), including employee benefit plans of the company where the accounts are held in the plan's TIN.

A "spouse" is defined as follows:

  The person to whom you are legally married. We also consider your spouse to include the following:
  An individual of the same gender with whom you have been joined in a civil union, or legal contract similar to marriage;
  A domestic partner, who is an individual (including one of the same gender) with whom you have shared a primary residence for at least six months, in a relationship as a couple where you, your domestic partner or both provide for the personal or financial welfare of the other without a fee, to whom you are not related by blood; or
  An individual with whom you have a common law marriage, which is a marriage in a state where such marriages are recognized between a man and a woman arising from the fact that the two live together and hold themselves out as being married.

The value of shares held by you or an eligible group of related investors will be determined as follows:

  for Class A and Class L shares, the value of existing shares is determined by the maximum offering price (net asset value (NAV) plus maximum sales charge); and
  for Class B, C, F, M, and X shares, the value of existing shares is determined by the NAV.

Note: Not all share classes may be offered by your Fund. In addition, Class L, M and X shares are not offered to new purchasers and are available only through exchanges from the same share class of certain other JennisonDryden funds.

Note: Class Z shares cannot be aggregated with any other share class for purposes of reducing or waiving Class A's initial sales charge.

If your shares are held directly by the Transfer Agent, and you believe you qualify for a reduction or waiver of Class A's initial sales charge, you must notify the Transfer Agent at the time of the qualifying share purchase in order to receive the applicable reduction or waiver. If your shares are held through a broker or other financial intermediary, and you believe you qualify for a reduction or waiver of Class A's initial sales charge, you must notify your broker or intermediary at the time of the qualifying purchase in order to receive the applicable reduction or waiver. Shares held through a broker or other financial intermediary will not be systematically aggregated with shares held directly by the Transfer Agent for purposes of receiving a reduction or waiver of Class A's initial sales charge. The reduced or waived sales charge will be granted subject to confirmation of account holdings.

If your shares are held directly by the Transfer Agent, you must identify the eligible group of related investors. Although the Transfer Agent does not require any specific form of documentation in order to establish your eligibility to receive a waiver or reduction of Class A's initial sales charge, you may be required to provide appropriate documentation if the Transfer Agent is unable to establish your eligibility.

If your shares are held through a broker or other intermediary, the broker or intermediary is responsible for determining the specific documentation, if any, that you may need in order to establish your eligibility to receive a waiver or reduction of Class A's initial sales charge. Your broker or intermediary is also responsible for notifying the Transfer Agent if your share purchase qualifies for a reduction or waiver of Class A's initial sales charge.

Purchases of $1 million or more. If you purchase $1 million or more of Class A shares, you will not be subject to an initial sales charge, although a CDSC may apply, as previously noted.

Mutual Fund Programs. The initial sales charge will be waived for participants in any fee-based program or trust program sponsored by Prudential or an affiliate that includes the Fund as an available option. The initial sales charge will also be waived for investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential, or whose programs are available through financial intermediaries that have agreements with Prudential, relating to:

  Mutual fund "wrap" or asset allocation programs, where the sponsor places fund trades, links its clients' accounts to a master account in the sponsor's name and charges its clients a management, consulting or other fee for its services, or
  Mutual fund "supermarket" programs, where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients more than one class of shares in the Fund in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

Group Retirement Plans. Group retirement plans, including 401(k) plans, Keogh plans, profit-sharing pension plans, money purchase pension plans, target benefit plans, defined benefit plans, Taft-Hartley multiemployer pension plans, SEP-IRA and SARSEP plans, SIMPLE IRA plans, 457 plans, 403(b) plans, non-qualified deferred compensation plans, and other defined contribution plans, may purchase Class A shares without paying the initial sales charge. The availability of Class A shares at NAV for group retirement plans will depend upon the policies of your financial intermediary and/or the recordkeeper for your plan. If Prudential Retirement Services is the recordkeeper for your group retirement plan, you may call Prudential at (800) 353-2847 with any questions. Otherwise, investors in group retirement plans should contact their financial intermediary with any questions regarding availability of Class A shares at net asset value.

The JennisonDryden mutual funds and Prudential Trust Company, the custodian for the 403(b) participant custodial accounts, have collectively decided to discontinue offering participant-directed 403(b) custodial accounts. The Fund no longer accepts contributions for investment into participant-directed 403(b) custodial accounts for which Prudential Trust Company serves as the custodian under the employer's written plan. Contributions received after December 31, 2008 on your behalf from your employer will be returned to your employer. This change does not affect any investments you may have under a 403(b) annuity contract with Prudential Retirement. Future investment in the Fund through a 403(b) plan may be available through a custodial account held with your employer's third party administrator. You should check with your employer to determine if this is an option.

Other Types of Investors. Certain other types of investors may purchase Class A shares without paying the initial sales charge, including:

  certain directors, officers, employees (including their spouse, children and parents) of Prudential and its affiliates, the JennisonDryden mutual funds, and the investment subadvisers of the JennisonDryden mutual funds;
  persons who have retired directly from active service with Prudential or one of its subsidiaries;
  certain real estate brokers, agents and employees of real estate brokerage companies affiliated with the Prudential Real Estate Affiliates;
  registered representatives and employees of broker-dealers that have entered into dealer agreements with the Distributor; and
  investors in IRAs, provided that: (a) the purchase is made either from a directed rollover to such IRA or with the proceeds of a tax-free rollover of assets from a Benefit Plan for which Prudential Retirement (the institutional Benefit Plan recordkeeping entity of Prudential) provides administrative or recordkeeping services, in each case provided that such purchase is made within 60 days of receipt of the Benefit Plan distribution, or (b) the IRA is established through Prudential Retirement as part of its "Rollover IRA" program (regardless of whether or not the purchase consists of proceeds of a tax-free rollover of assets from a Benefit Plan described above).

To qualify for a waiver of the Class A sales charge at the time of purchase, you must notify the Transfer Agent, or the Distributor must be notified by the broker facilitating the purchase, that the transaction qualifies for a waiver of the Class A sales charge. The waiver will be granted subject to confirmation of your account holdings.

Additional Information About Reducing or Waiving Class A's Sales Charge. The Fund also makes available free of charge, on the Fund's website, in a clear and prominent format, information relating to the Fund's Class A initial sales charge, and the different ways that investors can reduce or avoid paying the initial sales charge. The Fund's website includes hyperlinks that facilitate access to this information.

You may need to provide your broker-dealer or other financial intermediary through which you hold Fund shares with the information necessary to take full advantage of reduced or waived Class A sales charges.

The Distributor may reallow the Class A sales charge to dealers.

Class B, Class M, and Class X Shares Automatically Convert to Class A Shares
If you buy Class B shares and hold them for approximately seven years, or if you buy Class M shares and hold them for approximately eight years or if you buy Class X shares and hold them for approximately ten years, we will automatically convert them into Class A shares without charge. At that time, we will also convert any Class B, Class M and Class X shares that you purchased with reinvested dividends and other distributions. Since the distribution and service (12b-1) fees for Class A shares are lower than for Class B, Class M or Class X shares, converting to Class A shares lowers your Fund expenses.

Class B, Class M and Class X shares acquired through the reinvestment of dividends or distributions will be converted to Class A shares according to the procedures utilized by the broker-dealer through which the Class B, Class M and Class X shares were purchased, to the extent the shares are carried on the books of the broker-dealer and the broker-dealer provides subaccounting services to the Fund. Otherwise, the procedures utilized by Prudential Mutual Fund Services LLC, or its affiliates, will be used. The use of different procedures may result in a timing differential in the conversion of Class B, Class M and Class X shares acquired through the reinvestment of dividends and distributions.

When we do the conversion, you will get fewer Class A shares than the number of converted Class B, Class M or Class X shares if the price of the Class A shares is higher than the price of the Class B, Class M or Class X shares. The total dollar value will be the same, so you will not have lost any money by getting fewer Class A shares. Conversions are quarterly for Class B shares and monthly for Class M and Class X shares.

If you hold Class B share certificates, the certificates must be received by the Transfer Agent in order for your Class B shares to convert from Class B to Class A shares. Certificate deposited shares will convert during the next quarterly conversion.

For more information, see the SAI.

Qualifying for Class Z Shares
Institutional Investors. Various institutional investors may purchase Class Z shares, including corporations, banks, governmental entities, municipalities, and IRS section 501 entities, such as foundations and endowments. The minimum initial investment for such investors is $10 million. Institutional investors are responsible for indicating their eligibility to purchase Class Z shares at the time of purchase. Certain financial intermediaries may require that investments by their institutional investor clients in Class Z shares be placed directly with the Fund's Transfer Agent. Please contact the Transfer Agent at (800) 225-1852 for further details.

Mutual Fund Programs. Class Z shares can be purchased by participants in any fee-based program or trust program sponsored by Prudential or an affiliate that includes the Fund as an available option. Class Z shares also can be purchased by investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential, or whose programs are available through financial intermediaries that have agreements with Prudential, relating to:

  Mutual fund "wrap" or asset allocation programs where the sponsor places fund trades, links its clients' accounts to a master account in the sponsor's name and charges its clients a management, consulting or other fee for its services; or
  Mutual fund "supermarket" programs where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients more than one class of shares in the Fund in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in a share class offered by the program before selecting a share class.

Group Retirement Plans. Group retirement plans, including 401(k) plans, Keogh plans, profit-sharing pension plans, money purchase pension plans, target benefit plans, defined benefit plans, Taft-Hartley multi-employer pension plans, SEP-IRA and SARSEP plans, SIMPLE IRA plans, 457 plans, 403(b) plans, non-qualified deferred compensation plans and other defined contribution plans may purchase Class Z shares. The availability of Class Z shares for group retirement plans will depend upon the policies of your financial intermediary and/or the recordkeeper for your plan. If Prudential Retirement Services is the recordkeeper for your group retirement plan, you may call Prudential at (800) 353-2847 with any questions. Otherwise, investors in group retirement plans should contact their financial intermediary with any questions regarding availability of Class Z shares.

The JennisonDryden mutual funds and Prudential Trust Company, the custodian for the 403(b) participant custodial accounts, have collectively decided to discontinue offering participant-directed 403(b) custodial accounts. The Fund no longer accepts contributions for investment into participant-directed 403(b) custodial accounts for which Prudential Trust Company serves as the custodian under the employer's written plan. Contributions received on your behalf from your employer will be returned to your employer. This change does not affect any investments you may have under a 403(b) annuity contract with Prudential Retirement. Future investment in the Fund through a 403(b) plan may be available through a custodial account held with your employer's third party administrator. You should check with your employer to determine if this is an option.

Other Types of Investors. Class Z shares also can be purchased by any of the following:

  Certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by Prudential for whom Class Z shares of the Prudential mutual funds are an available option;
  Current and former Directors/Trustees of the JennisonDryden or Strategic Partners mutual funds;
  Prudential, with an investment of $10 million or more; and
  Qualified state tuition programs (529 plans).

Qualifying for Class R Shares
Group Retirement Plans. Class R shares are offered for sale to (i) certain group retirement plans, including 401(k) plans, Keogh plans, profit-sharing pension plans, money purchase pension plans, target benefit plans, defined benefit plans, Taft Hartley multi-employer pension plans, SEP IRA and SARSEP plans, SIMPLE IRA plans, 457 plans, 403(b) plans, non-qualified deferred compensation plans, and other defined contribution plans and (ii) IRAs that are held on the books of a Fund through omnibus level accounts, including The SmartSolution IRA offered by Prudential Retirement. The availability of Class R shares for group retirement plans or IRAs will depend upon the policies of your financial intermediary and/or the recordkeeper for your plan. If Prudential Retirement Services is the recordkeeper for your group retirement plan, you may call Prudential at (800) 353-2847 with any questions. Investors in SmartSolution IRA accounts through Prudential's Personal Retirement Services unit can call 888-244-6237 with any questions regarding how to purchase shares. Otherwise, investors in group retirement plans should contact their financial intermediary with any questions regarding availability of Class R shares.

How Financial Services Firms are Compensated for Selling JennisonDryden Mutual Funds

JennisonDryden Mutual Funds are distributed by Prudential Investment Management Services LLC (the Distributor), a broker-dealer that is licensed to sell securities. The Distributor generally does not sell shares of the Funds directly to the public, but instead markets and sells JennisonDryden Mutual Funds through other broker-dealers, 401(k) providers, retirement plan administrators, and other financial intermediaries. For ease of reference, we refer to all financial intermediaries collectively as "financial services firms." Each JennisonDryden Mutual Fund is managed by the Manager.

Only persons licensed with the Financial Industry Regulatory Authority, Inc. (FINRA), as a registered representative (often referred to as a broker or financial adviser) and associated with a specific financial services firm may sell shares of a JennisonDryden Mutual Fund to you, or to a retirement plan in which you participate.

Rule 12b-1 Fees & Sales Charges. The Distributor has agreements in place with financial services firms defining how much each firm will be paid for the sale of a particular JennisonDryden Mutual Fund from front-end sales charges, if any, paid by Fund shareholders and from fees paid to the Distributor by the Fund pursuant to Rule 12b-1 under the 1940 Act (Rule 12b-1). These financial services firms then pay their registered representatives who sold you the JennisonDryden Mutual Fund some or all of what they received from the Distributor. The registered representatives may receive a payment when the sale is made and can, in some cases, continue to receive ongoing payments while you are invested in the JennisonDryden Mutual Fund.

"Revenue Sharing" Payments. In addition to the compensation received by financial services firms as described above, the Manager or certain of its affiliates (but not the Distributor) may make additional payments (which are often referred to as "revenue sharing" payments) to the financial services firms from the Manager's or certain affiliates' own resources, including from the profits derived from management or other fees received from the Fund, without additional direct or indirect cost to the Fund or its shareholders. Revenue sharing payments are in addition to the front-end sales charges paid by Fund shareholders or fees paid pursuant to plans adopted in accordance with Rule 12b-1. The Manager or certain of its affiliates may revise the terms of any existing revenue sharing arrangement, and may enter into additional revenue sharing arrangements with other financial services firms in the future.

Revenue sharing arrangements are intended to foster the sale of Fund shares and/or to compensate financial services firms for assisting in marketing or promotional activities in connection with the sale of Fund shares. In exchange for revenue sharing payments, the Fund generally expects to receive the opportunity for the Fund to be sold through the financial services firms' sales force or access to third-party platforms or other marketing programs, including but not limited to mutual fund "supermarket" platforms or other sales programs. To the extent that financial services firms receiving revenue sharing payments sell more shares of the Fund, the Manager and Distributor benefit from the increase in Fund assets as a result of the management and distribution fees they receive from the Fund, respectively. Increased sales of Fund shares also may benefit shareholders, since an increase in Fund assets may allow the Fund to expand its investment opportunities, and increased Fund assets may result in reduced Fund operating expenses.

Revenue sharing payments, as well as the other types of payments described above, may provide an incentive for financial services firms and their registered representatives to recommend or sell shares of the Fund to you and in doing so may create conflicts of interest between the firms' financial interests and their duties to customers.

If your Fund shares are purchased through a retirement plan, the Manager or certain of its affiliates (but not the Distributor) may also make revenue sharing payments to the plan's record keeper or an affiliate, which generally is not a registered broker-dealer. Rule 12b-1 fees and sales charges may only be paid to a registered broker-dealer.

It is likely that financial services firms that execute portfolio transactions for the Fund will include those firms with which the Manager and/or certain of its affiliates have entered into revenue sharing arrangements. Neither the Manager nor any subadviser may consider sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. The Manager and certain of its affiliates will not use Fund brokerage as any part of revenue sharing payments to financial services firms.

Revenue sharing payments are usually calculated based on a percentage of Fund sales and/or Fund assets attributable to a particular financial services firm. Payments may also be based on other criteria or factors, for example, a fee per each transaction. Specific payment formulas are negotiated based on a number of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets, target markets, customer relationships and scope and quality of services provided. The Manager and/or certain of its affiliates make such payments to financial services firms in amounts that generally range from .02% up to .20% of Fund assets serviced and maintained by the financial services firms or from .10% to .25% of sales of Fund shares attributable to the firm. In addition, the Manager and/or certain of its affiliates may pay flat fees on a one-time or irregular basis for the initial set-up of the Fund on a financial services firm's systems, participation or attendance at a financial services firm's meeting, or for other reasons. These amounts are subject to change. In addition, the costs associated with visiting the financial services firms to make presentations, and/or train and educate the personnel of the financial services firms, may be paid by the Manager and/or certain of its affiliates, subject to applicable FINRA regulations.

Please contact the registered representative (or his or her firm) who sold shares of the Fund to you for details about any payments the financial services firm may receive from the Manager and/or certain of its affiliates. You should review your financial services firm's disclosure and/or talk to your financial services firm to obtain more information on how this compensation may have influenced your financial services firm's recommendation of the Fund. Additional information regarding these revenue sharing payments is included in the SAI which is available to you at no additional charge.

Other Payments Received by Financial Services Firms
Administrative, Sub-Accounting and Networking Fees. In addition to, rather than in lieu of, the fees that the Fund may pay to financial services firms as described above, and the fees the Fund pays to the Transfer Agent, the Transfer Agent or its affiliates may enter into additional agreements on behalf of the Fund with financial services firms pursuant to which the Fund will pay financial services firms for certain administrative, sub-accounting and networking services. These services include maintenance of shareholder accounts by the firms, such as record-keeping and other activities that otherwise would be performed by the Transfer Agent. Sub-accounting services encompass activities that reduce the burden of record-keeping to the Fund. Administrative fees are paid to a firm that undertakes, for example, shareholder communications on behalf of the Fund. Networking services are services undertaken to support the electronic transmission of shareholder purchase and redemption orders through the National Securities Clearing Corporation.

These payments, as discussed above, are paid out of Fund assets and generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a financial services firm or (2) a fixed dollar amount for each account serviced by a financial services firm. From time to time, the Manager or certain of its affiliates (but not the Distributor) also may pay a portion of the fees for the services to the financial services firms at their own expense and out of their own resources.

Anti-Money Laundering
In accordance with federal law, the Fund has adopted policies designed to deter money laundering. Under the policies, the Fund shall not knowingly engage in financial transactions that involve proceeds from unlawful activity or support terrorist activities, and shall file government reports, including those concerning suspicious activities, as required by applicable law. The Fund will seek to confirm the identity of potential shareholders to include both individuals and entities through documentary and non-documentary methods. Non-documentary methods may include verification of name, address, date of birth and tax identification number with selected credit bureaus. The Fund has also appointed an Anti-Money Laundering Compliance Officer to oversee the Fund's anti-money laundering policies.

Understanding the Price You'll Pay

The price you pay for each share of the Fund is based on the share value. The share value of a mutual fund — known as the net asset value or NAV — is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. For example, if the value of the investments held by Fund XYZ (minus its liabilities) is $1,000 and there are 100 shares of Fund XYZ owned by shareholders, the value of one share of the Fund — or the NAV — is $10 ($1,000 divided by 100).

Mutual Fund Shares

The NAV of mutual fund shares changes every day because the value of a fund's portfolio changes constantly. For example, if Fund XYZ holds ACME Corp. bonds in its portfolio and the price of ACME bonds goes up, while the value of the Fund's other holdings remains the same and expenses don't change, the NAV of Fund XYZ will increase.

The Fund's portfolio securities are valued based upon market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Board.

With respect to any portion of the Fund's assets that are invested in one or more open-end investment companies, the Fund's NAV will be calculated based upon the NAV of the investment company in which the Fund invests.

The Fund may also use fair value pricing if it determines that a market quotation is not reliable based on, among other things, events or market conditions that occur after the quotation is derived or after the closing of the primary market on which the security is traded, but before the time that the Fund's NAV is determined. This use of fair value pricing most commonly occurs with securities that are primarily traded outside the U.S. because such securities present time-zone arbitrage opportunities when events or conditions affecting the prices of specific securities or the prices of securities traded in such markets generally occur after the close of the foreign markets but prior to the time the Fund determines its NAV. The Fund may also use fair value pricing with respect to U.S.-traded securities if, for example, trading in a particular security is halted and does not resume before the Fund calculates its NAV or the exchange on which a security is traded closes early. In addition, fair value pricing is used for securities where the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Manager (or subadviser) does not represent fair value. Different valuation methods may result in differing values for the same security. The fair value of a portfolio security that the Fund uses to determine its NAV may differ from the security's quoted or published price. If the Fund needs to implement fair value pricing after the NAV publishing deadline but before shares of the Fund are processed, the NAV you receive or pay may differ from the published NAV price.

For purposes of computing the Fund's NAV, we will value the Fund's futures contracts 15 minutes after the close of regular trading on the New York Stock Exchange (NYSE). Except when we fair value securities, we normally value each foreign security held by the Fund as of the close of the security's primary market. Fair value pricing procedures are designed to result in prices for the Fund's securities and its NAV that are reasonable in light of the circumstances which make or have made market quotations unavailable or unreliable, and may have the effect of reducing arbitrage opportunities available to short-term traders. There is no assurance, however, that fair value pricing will more accurately reflect the market value of a security than the market price of such security on that day or that it will prevent dilution of the Fund's NAV by short-term traders.

We determine the Fund's NAV once each business day at the close of regular trading on the NYSE, usually 4:00 p.m. New York time. The NYSE is closed on most national holidays and Good Friday. We do not price, and you will not be able to purchase or redeem, the Fund's shares on days when the NYSE is closed but the primary markets for the Fund's foreign securities are open, even though the value of these securities may have changed. Conversely, the Fund will ordinarily price its shares, and you may purchase and redeem shares, on days that the NYSE is open but foreign securities markets are closed. We may not determine the NAV of the Fund on days when we have not received any orders to purchase, sell or exchange the Fund's shares, or when changes in the value of the Fund's portfolio do not materially affect its NAV.

What Price Will You Pay for Shares of the Fund? For Class A and Class L shares, you'll pay the public offering price, which is the NAV next determined after we receive your order to purchase, plus an initial sales charge (unless you're entitled to a waiver). For all other share classes, you will pay the NAV next determined after we receive your order to purchase (remember, there are no up-front sales charges for these share classes). Your broker may charge you a separate or additional fee for purchases of shares. Unless regular trading on the NYSE closes before 4:00 p.m. New York time, or later than 4:00 p.m. New York time, your order to purchase must be received by the Transfer Agent by 4:00 p.m. New York time in order to receive that day's NAV. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to purchase is received by the Transfer Agent after the close of regular trading on the NYSE.

Additional Shareholder Services

As a Fund shareholder, you can take advantage of the following services and privileges:

Automatic Reinvestment. As we explained in the "Fund Distributions and Tax Issues" section, the Fund pays out — or distributes — its net investment income and net capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV, without any sales charge. If you want your distributions paid in cash, you can indicate this preference on your application, or by notifying your broker or the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends. Distributions of $10.00 or less may not be paid out in cash, but may be automatically reinvested into your account. For accounts held at the Transfer Agent (PMFS), distributions of $10.00 or less on non-retirement accounts will not be paid out in cash, but will be automatically reinvested into your account.

Prudential Mutual Fund Services LLC
P.O. Box 9658
Providence, RI 02940

Automatic Investment Plan. You can make regular purchases of the Fund by having a fixed amount of money automatically withdrawn from your bank or brokerage account at specified intervals. The minimum for subsequent investments through newly-established AIP accounts must be at least $1,200 annually.

Retirement Plan Services. Prudential offers a wide variety of retirement plans for individuals and institutions, including large and small businesses. For information on IRAs, including Roth IRAs or SEP-IRAs for a one-person business, please contact your financial adviser. If you are interested in opening a 401(k) or other company-sponsored retirement plan (SIMPLE IRAs, SEP plans, Keoghs, 403(b)(7) plans, pension and profit-sharing plans), your financial adviser will help you determine which retirement plan best meets your needs. Complete instructions about how to establish and maintain your plan and how to open accounts for you and your employees will be included in the retirement plan kit you receive in the mail.

Systematic Withdrawal Plan. A Systematic Withdrawal Plan is available that will provide you with monthly, quarterly, semi-annual or annual redemption checks. The Systematic Withdrawal Plan is not available to participants in certain retirement plans. Please contact PMFS at (800) 225-1852 for more details.

Reports to Shareholders. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce Fund expenses, we may send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise. If each Fund shareholder in your household would like to receive a copy of the Fund's prospectus, shareholder report and proxy statement, please call us toll free at (800) 225-1852. We will begin sending additional copies of these documents within 30 days of receipt of your request.

HOW TO SELL YOUR SHARES

You can sell your Fund shares for cash (in the form of a check) at any time, subject to certain restrictions. For more information about these restrictions, see "Restrictions on Sales" below.

When you sell shares of a Fund — also known as redeeming your shares — the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell (less any applicable CDSC). If your broker holds your shares, your broker must receive your order to sell no later than the time regular trading on the NYSE closes-- which is usually 4:00 p.m. New York time-- to process the sale on that day. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. Otherwise, contact:

Prudential Mutual Fund Services LLC
P.O. Box 9658
Providence, RI 02940

Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to seven days from the purchase date. Your broker may charge you a separate or additional fee for sales of shares.

As a result of restrictions on withdrawals and transfers imposed by Section 403(b) of the Internal Revenue Code, we may consider a redemption request to not be in good order until we obtain information from your employer that is reasonably necessary to ensure that the payment is in compliance with such restrictions, if applicable. In such an event, the redemption request will not be in good order and we will not process it until we obtain information from your employer.

Restrictions on Sales
There are certain times when you may not be able to sell shares of the Fund or when we may delay paying you the proceeds from a sale. As permitted by the Commission, the former may happen only during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI.

If you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order medallion signature guaranteed if:

  You are selling more than $100,000 of shares;
  You want the redemption proceeds made payable to someone that is not in our records;
  You want the redemption proceeds sent to some place that is not in our records;
  You are a business or a trust; or
  You are redeeming due to the death of the shareholder or on behalf of the shareholder.

The medallion signature guarantee may be obtained from an authorized officer from a bank, broker, dealer, securities exchange or association, clearing agency, savings association, or credit union that is participating in one of the recognized medallion guarantee programs (STAMP, SEMP, or NYSE MSP). The medallion signature guarantee must be appropriate for the dollar amount of the transaction. The Transfer Agent reserves the right to reject transactions where the value of the transaction exceeds the value of the surety coverage indicated on the medallion imprint. For more information, see the SAI.

Contingent Deferred Sales Charge (CDSC)
If you sell shares during certain periods of time (the CDSC periods) after purchase, you may have to pay a CDSC. The CDSC period and the CDSC rate for each share class are set forth in the table below:

	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8
Class A	1%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class B	5%	4%	3%	2%	1%	1%	N/A	N/A
Class C	1%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class L	1%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class M	6%	5%	4%	3%	2%	2%	1%	N/A
Class X	6%	5%	4%	4%	3%	2%	2%	1%
Notes to CDSC Table:

° No CDSC is payable for any share class for the ninth year after purchase and any following year.
° Although you are not subject to an initial sales charge, you will be subject to a 1% CDSC if you purchase $1 million or more of Class A or Class L shares and redeem those shares within 12 months of purchase.
° No CDSC is applicable to Class R or Class Z shares.

If you sell Class B shares within six years of purchase, Class C shares within 12 months of purchase, Class M shares within seven years of purchase or Class X shares within eight years of purchase, you will have to pay a CDSC. In addition, if you purchase $1 million or more of Class A or Class L shares, although you are not subject to an initial sales charge, you are subject to a 1% CDSC for shares redeemed within 12 months of purchase. (The CDSC is waived for purchases by certain retirement and/or benefit plans.) To keep the CDSC as low as possible, we will sell amounts representing shares in the following order:

  Amounts representing shares you purchased with reinvested dividends and distributions,
  Amounts representing the increase in NAV above the total amount of payments for shares made during the past 12 months for Class A or Class L shares (in certain cases), six years for Class B shares, 12 months for Class C shares, seven years for Class M shares and eight years for Class X shares,
  Any bonus shares received by investors when purchasing Class X shares, and
  Amounts representing the cost of shares held beyond the CDSC period (12 months for Class A or Class L shares (in certain cases), six years for Class B shares, 12 months for Class C shares, seven years for Class M shares and eight years for Class X shares).

Since shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you to avoid - or at least minimize - the CDSC.

Having sold the exempt shares first, if there are any remaining shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.

The CDSC is calculated based on the lesser of the original purchase price or the redemption proceeds, except that the CDSC is calculated based on a share's NAV at the time of purchase for Class M and Class X shares purchased prior to January 1, 2002. For Class M and Class X purchases made after January 1, 2002 the CDSC will be calculated based on the original cost of the purchase. The rate decreases on the anniversary date of your purchase (except for Class M and X purchases for which the rate decreases on the first day of the anniversary month of your purchase, not on the anniversary date itself). The holding period for purposes of determining the applicable CDSC will be calculated from the anniversary date of the purchase, excluding any time Class B or Class C shares were held in a money market fund.

Waiver of the CDSC - Class B, Class M and Class X Shares
The CDSC will be waived if the Class B, Class M and Class X shares are sold:

  After a shareholder is deceased or disabled (or, in the case of a trust account, the death or disability of the grantor). This waiver applies to individual shareholders, as well as shares held in joint tenancy, provided the shares were purchased before the death or disability,
  To provide for certain distributions - made without IRS penalty - from a tax-deferred retirement plan, IRA or Section 403(b) custodial account, and
  On certain sales effected through a Systematic Withdrawal Plan.

For more information on the above and other waivers, see the SAI.

Waiver of the CDSC — Class C Shares
Benefit Plans. The CDSC will be waived for redemptions by certain group retirement plans for which Prudential or brokers not affiliated with Prudential provide administrative or recordkeeping services. The CDSC also will be waived for certain redemptions by benefit plans sponsored by Prudential and its affiliates. For more information, call Prudential at (800) 353-2847.

Redemption In Kind
If the sales of Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker. You would also be responsible for any tax consequences resulting from your ownership of the securities.

Involuntary Redemption of Small Accounts
If the value of your account is less than $500 for any reason, we may sell your shares (without charging any CDSC) and close your account. We would do this to minimize the Fund's expenses paid by other shareholders. The involuntary sale provisions do not apply to AIP accounts, employee savings plan accounts, payroll deduction plan accounts, or retirement accounts (such as a 401(k) plan, an IRA or other qualified or tax-deferred plan or account). Prior thereto, if you make a sale that reduces your account value to less than the threshold, we may sell the rest of your shares (without charging any CDSC) and close your account; this involuntary sale does not apply to shareholders who own their shares as part of a retirement account. For more information, see "Purchase, Redemption and Pricing of Fund Shares - Involuntary Redemption" in the SAI. If the value of your account is less than $2,500, with certain exclusions, a $15 annual small account maintenance fee will be deducted from your account, and any applicable CDSC on the shares redeemed to pay the $15 small account maintenance fee will be waived. For more information, see "Purchase, Redemption and Pricing of Fund Shares – Small Account Maintenance Fee" in the SAI.

90-Day Repurchase Privilege
After you redeem your shares (except for Class L, Class M and Class X shares), you have a 90-day period during which you may reinvest back into your account any of the redemption proceeds in shares of the same Fund without paying an initial sales charge. After you redeem your Class L, Class M and Class X shares, you have a 90-day period during which you may reinvest back into your account any of the redemption proceeds in Class A shares of the same Fund without paying an initial sales charge. For Class B shares, if you paid a CDSC when you redeemed your Class B shares, we will credit your account with the appropriate number of shares to reflect the amount of the CDSC you paid on that reinvested portion of your redemption proceeds. In order to take advantage of this one-time privilege, you must notify the Transfer Agent or your broker at the time of the repurchase. For more information, see the SAI.

Retirement Plans
To sell shares and receive a distribution from your retirement account, call your broker or the Transfer Agent for a distribution request form. There are special distribution and income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer or plan trustee, you must arrange for the distribution request to be signed and sent by the plan administrator or trustee. For additional information, see the SAI.

HOW TO EXCHANGE YOUR SHARES

You can exchange your shares of the Fund for shares of the same class in certain other JennisonDryden mutual funds - including certain money market funds - if you satisfy the minimum investment requirements. For example, you can exchange Class Z shares of a Fund for Class Z shares of another JennisonDryden mutual fund, but you cannot exchange Class Z shares for Class A, Class B, Class C, Class L, Class M, Class R, or Class X shares. We may change the terms of any exchange privilege after giving you 60 days' notice.

For investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential, or whose programs are available through financial intermediaries that have agreements with Prudential relating to mutual fund "wrap" or asset allocation programs or mutual fund "supermarket" programs, an exchange may be made from Class A to Class Z shares of the Fund in certain limited circumstances. Contact your program sponsor or financial intermediary with any questions.

If you hold shares through a broker, you must exchange shares through your broker. Otherwise contact:

Prudential Mutual Fund Services LLC
P.O. Box 9658
Providence, RI 02940

There is no sales charge for exchanges of Class Z shares.

Remember, as we explained in the section entitled "Fund Distributions and Tax Issues — If You Sell or Exchange Your Shares," exchanging shares is considered a sale for tax purposes. Therefore, if the shares you exchange are worth more than the amount that you paid for them, you may have to pay capital gains tax. For additional information about exchanging shares, see the SAI.

Frequent Purchases and Redemptions of Fund Shares
The Fund seeks to prevent patterns of frequent purchases and redemptions of Fund shares by its shareholders. Frequent purchases and sales of shares of the Fund may adversely affect Fund performance and the interests of long-term investors. When a shareholder engages in frequent or short-term trading, the Fund may have to sell portfolio securities to have the cash necessary to redeem the shareholder's shares. This can happen when it is not advantageous to sell any securities, so the Fund's performance may be hurt. When large dollar amounts are involved, frequent trading can also make it difficult to use long-term investment strategies because the Fund cannot predict how much cash it will have to invest. In addition, if the Fund is forced to liquidate investments due to short-term trading activity, it may incur increased brokerage and tax costs. Similarly, the Fund may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of short-term trading. Moreover, frequent or short-term trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Funds that invest in foreign securities may be particularly susceptible to frequent trading because time zone differences among international stock markets can allow a shareholder engaging in frequent trading to exploit fund share prices that may be based on closing prices of foreign securities established some time before the fund calculates its own share price. Funds that invest in certain fixed-income securities, such as high-yield bonds or certain asset-backed securities, may also constitute an effective vehicle for a shareholder's frequent trading strategy.

The Fund does not knowingly accommodate or permit frequent trading, and the Board has adopted policies and procedures designed to discourage or prevent frequent trading activities by Fund shareholders. In an effort to prevent such practices, the Fund's Transfer Agent monitors trading activity on a daily basis. The Fund has implemented a trading policy that limits the number of times a shareholder may purchase Fund shares or exchange into the Fund and then sell those shares within a specified period of time (a "round-trip transaction") as established by the Fund's Chief Compliance Officer (CCO). The CCO is authorized to set and modify the parameters of the trading policy at any time as required to prevent the adverse impact of frequent trading on Fund shareholders.

The CCO has defined frequent trading as one or more round-trip transactions in shares of the Fund within a 30-day period. If this occurs, the shareholder's account will be subject to a 60-day warning period, commencing on the first day of the following month. If a second round-trip occurs before the conclusion of the 60-day warning period, a trading suspension will be placed on the account by the Fund's transfer agent, that will remain in effect for 90 days. The trading suspension will relate to purchases and exchange purchases (but not redemptions) in the Fund in which the frequent trading occurred. Exceptions to the trading policy will not normally be granted.

Transactions in the Prudential money market funds are excluded from this policy. In addition, the policy does not apply to the JennisonDryden Asset Allocation Funds, which are structured as "funds-of-funds," and invest primarily in other mutual funds within the JennisonDryden fund family.

The Fund reserves the right to reject or cancel, without prior notice, all additional purchases or exchanges into the Fund by a shareholder. Moreover, the Fund may direct a broker-dealer or other intermediary to block a shareholder account from future trading in the Fund. The Transfer Agent will monitor trading activity over $25,000 per account on a daily basis for a rolling 30-day period. If a purchase into the Fund is rejected or cancelled, the shareholder will receive a return of the purchase amount.

If the Fund is offered to qualified plans on an omnibus basis or if Fund shares may be purchased through other omnibus arrangements, such as through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, or an administrator or trustee of a retirement plan ("Intermediaries") that holds your shares in an account under its name, Intermediaries maintain the individual beneficial owner records and submit to the Fund only aggregate orders combining the transactions of many beneficial owners. The Fund itself generally cannot monitor trading by particular beneficial owners. The Fund has notified Intermediaries in writing that it expects the Intermediaries to impose restrictions on transfers by beneficial owners. Intermediaries may impose different or stricter restrictions on transfers by beneficial owners. Consistent with the restrictions described above, investments in the Fund through retirement programs administered by Prudential Retirement will be similarly identified for frequent purchases and redemptions and appropriately restricted.

The Transfer Agent also reviews the aggregate net flows in excess of $1 million. In those cases, the trade detail is reviewed to determine if any of the activity relates to potential offenders. In cases of omnibus orders, the Intermediary may be contacted by the Transfer Agent to obtain additional information. The Transfer Agent has the authority to cancel all or a portion of the trade if the information reveals that the activity relates to potential offenders. Where appropriate, the Transfer Agent may request that the Intermediary block a financial adviser or client from accessing the Fund. If necessary, the Fund may be removed from a particular Intermediary's platform.

Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Fund to prevent such trading, there is no guarantee that the Fund, the Transfer Agent or Intermediaries will be able to identify these shareholders or curtail their trading practices. The Fund does not have any arrangements intended to permit trading of its shares in contravention of the policies described above.

Telephone Redemptions or Exchanges
You may redeem your shares of the Fund if the proceeds of the redemption do not exceed $100,000 or exchange your shares in any amount by calling the Fund at (800) 225-1852 and communicating your instructions in good order to a customer service representative before 4:00 p.m. New York time. You will receive a redemption or exchange amount based on that day's NAV. Certain restrictions apply; please see the section entitled "How to Sell Your Shares - Restrictions on Sales" above for additional information. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell or exchange is received after the close of regular trading on the NYSE.

The Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Fund will not be liable for losses due to unauthorized or fraudulent telephone instructions if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable.

In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail or through your broker.

The telephone redemption and exchange procedures may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.

Expedited Redemption Privilege
If you have selected the Expedited Redemption Privilege, you may have your redemption proceeds sent directly to your bank account. Expedited redemption requests may be made by telephone or letter, must be received by the Fund prior to 4:00 p.m. New York time to receive a redemption amount based on that day's NAV and are subject to the terms and conditions regarding the redemption of shares. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. For more information, see the SAI. The Expedited Redemption Privilege may be modified or terminated at any time without notice.

FINANCIAL HIGHLIGHTS

Introduction

The financial highlights will help you evaluate the Fund's financial performance for the fiscal years ended August 31, 2009 and August 31, 2008, the eight month period ended August 31, 2007, and for the fiscal years ended December 31, 2006, 2005 and 2004. The total return in each chart represents the rate that a shareholder would have earned on an investment in that Fund, assuming investment at the start of the period and reinvestment of all dividends and other distributions. The information is for the periods indicated.

A copy of the Fund's annual report, along with the Fund's audited financial statements and report of independent registered public accounting firm, is available upon request, at no charge, as described on the back cover of this Prospectus.

The financial highlights from the fiscal years ended August 31, 2009 and August 31, 2008, the eight-month period ended August 31, 2007, and for the fiscal years ended December 31, 2006, 2005, and 2004 were derived from the financial statements audited by KPMG LLP, independent registered public accounting firm, whose report on those financial statements was unqualified.

CLASS A SHARES

Class A Shares (fiscal years ended 8/31/09-08, eight-month period ended 8/31/07, fiscal years ended 12/31/06-/04)

Per Share Operating Performance:	2009	2008	2007 (e)	2006	2005	2004
Net asset value, beginning of period	$5.19	$5.58	$5.80	$5.67	$5.93	$5.80
Income (loss) from investment operations:
Net investment income	.43	.43	.28	.41	.41	.41
Net realized and unrealized gain (loss) on investment transactions	(.34)	(.38)	(.22)	.15	(.24)	.14
Total from investment operations	.09	.05	.06	.56	.17	.55
Less Dividends:
Dividends from net investment income	(.44)	(.44)	(.28)	(.43)	(.43)	(.42)
Net asset value, end of period	$4.84	$5.19	$5.58	$5.80	$5.67	$5.93
Total return(a)	3.32%	.86%	.82%	10.24%	3.07%	9.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,009,183	$955,165	$1,099,469	$1,201,400	$1,251,927	$1,336,703
Average net assets (000)	$811,838	$1,024,892	$1,170,148	$1,205,856	$1,287,410	$1,318,334
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(b)	.91%	.88%	.92%(c)	.86%	.90%	.89%
Expenses, excluding distribution and service (12b-1) fees	.66%	.63%	.67%(c)	.61%	.65%	.64%
Net investment income	9.95%	7.99%	7.20%(c)	7.32%	7.09%	7.08%
Portfolio turnover rate	82%	63%	34%(d)	40%	51%	55%
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(c) Annualized.
(d) Not annualized.
(e) For period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(f) Does not include expenses of the underlying portfolios in which the Portfolio invests.

CLASS B SHARES

Class B Shares (fiscal years ended 8/31/09-08, eight-month period ended 8/31/07, fiscal years ended 12/31/06-/04)

Per Share Operating Performance:	2009	2008	2007(c)	2006	2005	2004
Net asset value, beginning of period	$5.19	$5.58	$5.79	$5.66	$5.92	$5.79
Income (loss) from investment operations:
Net investment income	.41	.40	.26	.38	.38	.38
Net realized and unrealized gain (loss) on investment transactions	(.35)	(.38)	(.21)	.15	(.24)	.14
Total from investment operations	.06	.02	.05	.53	.14	.52
Less Dividends:
Dividends from net investment income	(.42)	(.41)	(.26)	(.40)	(.40)	(.39)
Net asset value, end of period	$4.83	$5.19	$5.58	$5.79	$5.66	$5.92
Total return(a)	2.59%	.37%	.50%	9.70%	2.54%	9.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$85,727	$109,152	$160,265	$191,778	$281,304	$477,841
Average net assets (000)	$76,697	$132,653	$178,973	$232,435	$380,450	$545,044
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.41%	1.38%	1.42%(b)	1.36%	1.40%	1.39%
Expenses, excluding distribution and service (12b-1) fees	.66%	.63%	.67%(b)	.61%	.65%	.64%
Net investment income	9.44%	7.48%	6.69%(b)	6.82%	6.57%	6.62%
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b) Annualized.
(c) For the period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(d) Does not include expenses of the underlying portfolios in which the Portfolio invests.

CLASS C SHARES

Class C Shares (fiscal years ended 8/31/09-08, eight-month period ended 8/31/07, fiscal years ended 12/31/06-/04)

Per Share Operating Performance:	2009	2008	2007(d)	2006	2005	2004
Net asset value, beginning of period	$5.18	$5.58	$5.79	$5.66	$5.92	$5.79
Income (loss) from investment operations:
Net investment income	.41	.40	.26	.38	.38	.38
Net realized and unrealized gain (loss) on investment transactions	(.34)	(.39)	(.21)	.15	(.24)	.14
Total from investment operations	.07	.01	.05	.53	.14	.52
Less Dividends:
Dividends from net investment income	(.42)	(.41)	(.26)	(.40)	(.40)	(.39)
Net asset value, end of period	$4.83	$5.18	$5.58	$5.79	$5.66	$5.92
Total return(a)	2.83%	.18%	.49%	9.69%	2.54%	9.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$77,177	$49,660	$56,307	$54,036	$62,127	$83,412
Average net assets (000)	$50,393	$52,804	$58,540	$55,946	$70,914	$88,295
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(b)	1.41%	1.38%	1.42%(c)	1.36%	1.40%	1.39%
Expenses, excluding distribution and service (12b-1) fees	.66%	.63%	.67%(c)	.61%	.65%	.64%
Net investment income	9.42%	7.49%	6.70%(c)	6.82%	6.57%	6.61%
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(c) Annualized.
(d) For the period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(e) Does not include expenses of the underlying portfolios in which the Portfolio invests.

CLASS L SHARES

Class L Shares (fiscal years ended 8/31/09-08, fiscal period 3/26/07-8/31/07(a),(b))

Per Share Operating Performance:	2009	2008	2007
Net asset value, beginning of period	$5.19	$5.59	$5.86
Income (loss) from investment operations:
Net investment income	.42	.42	.18
Net realized and unrealized loss on investment transactions	(.34)	(.39)	(.27)
Total from investment operations	.08	.03	(.09)
Less Dividends:
Dividends from net investment income	(.43)	(.43)	(.18)
Net asset value, end of period	$4.84	$5.19	$5.59
Total return(c)	3.05%	.44%	(1.93)%

Ratios/Supplemental Data
Net assets, end of period (000)	$4,144	$5,114	$6,688
Average net assets (000)	$3,969	$5,980	$7,546
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.16%	1.13%	1.17%(d)
Expenses, excluding distribution and service (12b-1) fees	.66%	.63%	.67(d)
Net investment income	9.71%	7.73%	6.97(d)
(a) Inception date of Class L shares is 3-26-07.
(b) The Fund changed its fiscal year end from December 31 to August 31.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d) Annualized
(e) Does not include expenses of the underlying portfolios in which the Portfolio invests.

CLASS M SHARES

Class M Shares (fiscal years ended 8/31/09-08, fiscal period 3/26/07-8/31/07(a),(b))

Per Share Operating Performance:	2009	2008	2007
Net asset value, beginning of period	$5.19	$5.57	$5.84
Income (loss) from investment operations:
Net investment income	.41	.39	.17
Net realized and unrealized loss on investment transactions	(.35)	(.37)	(.27)
Total from investment operations	.06	.02	(.10)
Less Dividends:
Dividends from net investment income	(.41)	(.40)	(.17)
Net asset value, end of period	$4.84	$5.19	$5.57
Total return(c)	2.52%	.28%	(1.96)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,730	$14,831	$29,221
Average net assets (000)	$9,244	$22,037	$36,125
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.66%	1.63%	1.67%(d)
Expenses, excluding distribution and service (12b-1) fees	.66%	.63%	.67%(d)
Net investment income	9.20%	7.21%	6.63%(d)
(a) Inception date of Class M shares is 3-26-07.
(b) The Fund changed its fiscal year end from December 31 to August 31.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d) Annualized.
(e) Does not include expenses of the underlying portfolios in which the Portfolio invests.

CLASS R SHARES

Class R Shares (fiscal years ended 8/31/09-08, eight-month period ended 8/31/07, fiscal year ended 12/31/06 and fiscal period 6/6/05 - 12/31/05)

Per Share Operating Performance:	2009	2008	2007(e)	2006	2005(a)
Net asset value, beginning of period	$5.19	$5.59	$5.81	$5.67	$5.75
Income (loss) from investment operations:
Net investment income	.42	.42	.27	.42	.23
Net realized and unrealized gain (loss) on investment transactions	(.34)	(.39)	(.21)	.15	(.06)
Total from investment operations	.08	.03	.06	.57	.17
Less Dividends:
Dividends from net investment income	(.43)	(.43)	(.28)	(.43)	(.25)
Net asset value, end of period	$4.84	$5.19	$5.59	$5.81	$5.67
Total return(b)	3.07%	.47%	.56%	10.45%	2.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,698	$1,295	$851	$13	$2
Average net assets (000)	$1,580	$1,221	$401	$3	$2
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1)(c)	1.16%	1.13%	1.17%(d)	1.11%	1.15%(d)
Expenses, excluding distribution and service (12b-1) fees	.66%	.63%	.67%(d)	.61%	.65%(d)
Net investment income	9.64%	7.78%	7.19% (d)	7.45%	6.75%(d)
(a) Inception date of Class R shares is 6-6-05. Information shown for 2005 is for the fiscal period 6-6-05 through 12-31-05.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c) During the period, the distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(d) Annualized.
(e) For period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(f) Does not include expenses of the underlying portfolios in which the Portfolio invests.

CLASS X SHARES

Class X Shares (fiscal years ended 8/31/09-08, fiscal period 3/26/07-8/31/07(a),(b))

Per Share Operating Performance:	2009	2008	2007
Net asset value, beginning of period	$5.19	$5.57	$5.84
Income (loss) from investment operations:
Net investment income	.38	.38	.13
Net realized and unrealized loss on investment transactions	(.33)	(.36)	(.23)
Total from investment operations	.05	.02	(.10)
Less Dividends:
Dividends from net investment income	(.41)	(.40)	(.17)
Net asset value, end of period	$4.83	$5.19	$5.57
Total return(c)	2.32%	.30%	(1.97)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,878	$3,482	$4,527
Average net assets (000)	$2,152	$4,230	$5,300
Ratios to average net assets (e):
Expenses, including distribution and service (12b-1) fees	1.66%	1.63%	1.67%(d)
Expenses, excluding distribution and service (12b-1) fees	.66%	.63%	.67%(d)
Net investment income	9.19%	7.24%	5.43%(d)
(a) Inception date of Class X shares is 3-26-07.
(b) The Fund changed its fiscal year end from December 31 to August 31.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period repeated, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d) Annualized
(e) Does not include expenses of the underlying portfolios in which the Portfolio invests.

CLASS Z SHARES

Class Z Shares (fiscal years ended 8/31/09-08, eight-month period ended 8/31/07, fiscal years ended 12/31/06-/04)

Per Share Operating Performance:	2009	2008	2007(c)	2006	2005	2004
Net asset value, beginning of period	$5.20	$5.60	$5.81	$5.68	$5.94	$5.81
Income (loss) from investment operations:
Net investment income	.44	.45	.29	.43	.43	.42
Net realized and unrealized gain (loss) on investment transactions	(.34)	(.39)	(.21)	.14	(.24)	.15
Total from investment operations	.10	.06	.08	.57	.19	.57
Less Dividends:
Dividends from net investment income	(.45)	(.46)	(.29)	(.44)	(.45)	(.44)
Net asset value, end of period	$4.85	$5.20	$5.60	$5.81	$5.68	$5.94
Total return(a)	3.68%	.96%	.98%	10.51%	3.32%	10.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$74,322	$23,728	$21,364	$30,486	$24,130	$32,548
Average net assets (000)	$37,817	$22,081	$29,101	$26,634	$29,298	$32,828
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.66%	.63%	.67%(b)	.61%	.65%	.64%
Expenses, excluding distribution and service (12b-1) fees	.66%	.63%	.67%(b)	.61%	.65%	.64%
Net investment income	10.14%	8.24%	7.41%(b)	7.58%	7.32%	7.32%
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b) Annualized.
(c) For period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(d) Does not include expenses of the underlying portfolios in which the Portfolio invests.

GLOSSARY

FUND INDEXES

1% Issuer Capped Index. The Barclays Capital U. S. Corporate High Yield 1% Issuer Capped Index covers the universe of U.S. dollar denominated, non-convertible, fixed rate, non-investment grade debt. Issuers are capped at 1% of the Index. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of sales charges, operating expenses and taxes. Source: Barclays Capital.

Lipper Average. The Lipper Average is based on the average return of all mutual funds in the Lipper High Current Yield category. Returns do not include the effect of any sales charges. Returns would be lower if sales charges were reflected. Source: Lipper Inc.

APPENDIX A

Description of Security Ratings

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Debt Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating category from Aa to Caa. The modifier 1 indicates that the issuer is in the higher end of its letter rating category; the modifier 2 indicates a mid-range ranking; the modifier 3 indicates that the issuer is in the lower end of the letter ranking category.

Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

  Leading market positions in well-established industries.
  High rates of return on funds employed.
  Conservative capitalization structure with moderate reliance on debt and ample asset protection.
  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
  Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MIG 1: This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

STANDARD & POOR'S RATINGS SERVICES (S&P)

Long-Term Issue Credit Ratings

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Commercial Paper Ratings

A-1: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Notes Ratings

An S&P notes rating reflects the liquidity factors and market risks unique to notes. Notes due in three years or less will likely receive a notes rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

  Amortization schedule-the longer the final maturity relative to other maturities the more likely it will be treated as a note.
  Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

FITCH RATINGS LTD.

International Long-Term Credit Ratings

AAA: Highest Credit Quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB: Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

International Short-Term Credit Ratings

F1: Highest Credit Quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2: Good Credit Quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3: Fair Credit Quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic investment.

Plus (+) or Minus (-): Plus or minus signs may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, to categories below CCC, or to short-term ratings other than F1.

FOR MORE INFORMATION Please read this Prospectus before you invest in the Fund and keep it for future reference. For information or shareholder questions contact:
MAIL Prudential Mutual Fund Services LLC PO Box 9658 Providence, RI 02940 TELEPHONE (800) 225-1852 (973) 367-3529 (from outside the U.S.) WEBSITE www.jennisondryden.com	OUTSIDE BROKERS SHOULD CONTACT Prudential Investment Management Services LLC PO Box 9658 Providence, RI 02940 TELEPHONE (800) 778-8769

  E-DELIVERY
  To receive your mutual fund documents on-line, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:
MAIL Securities and Exchange Commission Public Reference Section Washington, DC 20549-1520 ELECTRONIC REQUEST publicinfo@sec.gov (The SEC charges a fee to copy documents)	IN PERSON Public Reference Room located at 100 F Street, N.E. in Washington, DC For hours of operation, call (202) 551-8090 VIA THE INTERNET on the EDGAR Database at www.sec.gov

The Annual and Semi-Annual Reports and the SAI contain additional information about the Fund. Shareholders may obtain free copies of the SAI, Annual Report and Semi-Annual Report as well as other information about the Fund and may make other shareholder inquiries through the telephone number, address and website listed above.
STATEMENT OF ADDITIONAL INFORMATION (SAI) (incorporated by reference into this Prospectus) SEMI-ANNUAL REPORT	ANNUAL REPORT (contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year)

Dryden High Yield Fund, Inc.
Share Class	A	B	C	L	M	X	R	Z
NASDAQ	PBHAX	PBHYX	PRHCX	N/A	DHYMX	N/A	JDYRX	PHYZX
CUSIP	262438104	262438203	262438302	262438609	262438708	262438807	262438500	262438401

October 30, 2009

PROSPECTUS

Dryden High Yield Fund, Inc.

FUND TYPE

High Yield Bond

OBJECTIVE

Current income and capital appreciation (as a secondary objective)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares, nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

Ticker Symbols
Class A: PBHAX	Class M: DHYMX
Class B: PBHYX	Class R: JDYRX
Class C: PRHCX	Class Z: PHYZX
Table of Contents

3	SUMMARY SECTION

10	HOW THE FUND INVESTS
10	INVESTMENT OBJECTIVES AND POLICIES
12	OTHER INVESTMENTS AND STRATEGIES
16	INVESTMENT RISKS

21	HOW THE FUND IS MANAGED
21	BOARD OF DIRECTORS
21	MANAGER
22	INVESTMENT SUBADVISER
22	PORTFOLIO MANAGERS
23	DISTRIBUTORS
24	DISCLOSURE OF PORTFOLIO HOLDINGS

25	FUND DISTRIBUTIONS AND TAX ISSUES
25	DISTRIBUTIONS
26	TAX ISSUES
27	IF YOU SELL OR EXCHANGE YOUR SHARES

29	HOW TO BUY, SELL AND EXCHANGE SHARES OF THE FUND
29	HOW TO BUY SHARES
44	HOW TO SELL YOUR SHARES
48	HOW TO EXCHANGE YOUR SHARES

52	FINANCIAL HIGHLIGHTS

61	GLOSSARY

62	APPENDIX A
SUMMARY SECTION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to maximize current income. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with the Fund's primary investment objective of current income.

FUND FEES AND EXPENSES

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, more than $25,000 in shares of the Fund or other funds in the JennisonDryden family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 32 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 45.

Shareholder Fees (paid directly from your investment)
	Class A	Class B	Class C	Class L	Class M	Class R	Class X	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None	None	4.25%	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	1%	5%	1%	1%	6%	None	6%	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None	None	None
Redemption fees	None	None	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None	None	None
Maximum account fee (accounts under $2,500)	$15	$15	$15	$15	$15	None	$15	None

Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class L	Class M	Class R	Class X	Class Z
Management fees	.48	.48	.48	.48	.48	.48	.48	.48
+ Distribution and service (12b-1) fees	.30	.75	1.00	.50	1.00	.75	1.00	None
+ Other expenses	.18	.18	.18	.18	.18	.18	.18	.18
= Total annual Fund operating expenses	.96	1.41	1.66	1.16	1.66	1.41	1.66	.66
- Fee waiver or expense reimbursement	(.05)	None	(.25)	None	None	(.25)	None	None
= Net annual Fund operating expenses	.91	1.41	1.41	1.16	1.66	1.16	1.66	.66

Examples. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$539	$737	$952	$1,571	$539	$737	$952	$1,571
Class B	644	746	871	1,511	144	446	771	1,511
Class C	244	499	879	1,944	144	499	879	1,944
Class L	538	778	1,036	1,774	538	778	1,036	1,774
Class M	769	923	1,102	1,779	169	523	902	1,779
Class R	118	422	747	1,669	118	422	747	1,669
Class X	769	923	1,202	1,965	169	523	902	1,965
Class Z	67	211	368	822	67	211	368	822
° The distributor of the Fund has contractually agreed through December 31, 2010 to reduce its distribution and service (12b-1) fees for Class A shares, Class C shares and Class R shares to .25 of 1% of the average daily net assets of Class A shares, to .75 of 1% of the average daily net assets of Class C shares and .50 of 1% of the average daily net assets of Class R shares. These waivers may not be terminated by the distributor prior to December 31, 2010, and may be renewed, modified or discontinued thereafter. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Fund's Board of Directors.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 82% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. To achieve the Fund's income objective, we invest, under normal circumstances, at least 80% of the Fund's investable assets in a diversified portfolio of high yield fixed-income instruments rated Ba or lower by Moody's Investors Service (Moody's) or BB or lower by Standard & Poor's Ratings Group (Standard & Poor's), and instruments either rated by another major rating service or considered by us to be of comparable quality, that is, junk bonds. The term "investable assets" in this prospectus refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund will provide 60 days' prior written notice to shareholders of a change in the 80% policy stated above. While the Fund makes every effort to achieve its objectives, it can't guarantee success.

In determining which securities to buy and sell, the investment subadviser will consider, among other things, the financial history and condition, earnings trends, analysts' recommendations, and the prospects and the management of an issuer. The investment subadviser generally will employ fundamental analysis in making such determinations. Fundamental analysis involves review of financial statements and other data to attempt to predict an issuer's prospects and to try to decide whether the price of the issuer's security is under-valued or overvalued.

Principal Risks of Investing in the Fund. All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. Domestic and international markets have experienced a period of acute stress starting in the financial sector and then moving to other sectors of the world economy. This stress has resulted in extreme volatility in equity markets and stock prices. In some cases, the prices of certain stocks have declined sharply even though the financial condition or prospects of that company remain sound. These market conditions add significantly to the risk of short-term volatility of the Fund. Debt markets are also experiencing a period of high volatility which has negatively impacted market liquidity and prices. The concerns, which initially focused on subprime mortgage backed securities, have since expanded to include derivatives, securitized assets and other debt securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors. As a result, debt instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may adversely effect the Fund's investments and hamper its ability to sell debt securities or to purchase suitable debt instruments.

Risk of increase in expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if a voluntary fee waiver is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Fixed-Income Obligations Risk. As with credit risk, market risk and interest rate risk, the Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. Certain types of fixed income obligations also may be subject to call and redemption risk where the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income. See also "Recent Market Events," above.

Junk Bonds. High-yield, high-risk bonds have speculative characteristics, including particularly high credit risk. Junk bonds tend to be less liquid than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market's psychology.

Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed-income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Regardless of how well an individual company performs, if financial markets go down, you could lose money.

Interest Rate Risk. This is the risk that the securities in which the Fund invests could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities generally are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument's reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes. Certain types of debt obligations are also subject to prepayment and extension risk. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk."

Derivatives Risk. The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The use of derivatives involves costs and can be more volatile than other investment strategies, resulting in greater volatility for the Fund, particularly during periods of market decline. Investments in derivatives may not have the intended effects and may result in losses for the Fund that may not have otherwise occured or missed opportunities for the Fund. Certain types of derivatives involve leverage, which could magnify losses. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, reference rate or index. Investing in derivatives could cause the Fund to lose more than the principal amount invested. Derivatives are also subject to liquidity risk, interest rate risk, credit risk, market risk and management risk.

For more information on the risks of investing in this Fund, please see Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Fund's Past Performance. A number of factors - including risk - can affect how the Fund performs. The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.jennisondryden.com.

Annual Total Returns (Class B Shares) 1
Best Quarter: 2nd Quarter 2003 8.84% Worst Quarter: 4th Quarter 2008 -17.11%
1 These annual total returns do not include deductions for sales charges. If the sales charges were included, the annual total returns would be lower than those shown. The total return of Class B shares from 1-1-09 through 9-30-09 was 38.27%.

Average Annual Total Returns % (as of 12-31-08)
Return Before Taxes	One Year	Five Years	Ten Years	Since Inception
Class A shares	-25.90	-1.07	1.19	N/A
Class C shares	-23.37	-0.61	1.17	N/A
Class L shares	-25.90	N/A	N/A	-15.78
Class M shares	-27.13	N/A	N/A	-16.10
Class X shares	-22.59	N/A	N/A	-2.94
Class R shares	-27.11	N/A	N/A	-16.09
Class Z shares	-22.14	0.12	1.94	N/A

Class B Shares %
Return Before Taxes	-26.21	-0.75	1.17	N/A
Return After Taxes on Distributions	-28.52	-3.26	-1.79	N/A
Return After Taxes on Distribution and Sale of Fund Shares	-16.77	-1.86	-0.64	N/A

Index % (reflects no deduction for fees, expenses or taxes)
Barclays Capital High Yield 1% Issuer Capped Index	-26.57	-1.04	2.25	N/A
Lipper Average	-25.86	-1.50	1.20	N/A
° After-tax returns are calculated using the highest historical individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.

MANAGEMENT OF THE FUND

Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Prudential Investment Management, Inc.	Paul Appleby, CFA	Managing Director	1999
		Stephen Haeckel	Principal	1999
		Robert Spano, CFA, CPA	Principal	2007
		Terence Wheat, CFA	Principal	2005
		Michael J. Collins, CFA	Principal	2001
BUYING AND SELLING FUND SHARES

	Minimum Initial Investment	Subsequent Investments
Fund shares (most cases)	$2,500	$100
Automatic Investment Plan (AIP), retirement accounts and custodial accounts for minors	$1,000	$1,200 annually (AIP accounts)

You can purchase or redeem shares through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. To buy shares through the transfer agent, a new investor must complete a new account application and return it with a check payable to the Fund and mail it to Prudential Mutual Fund Services LLC, PO Box 9658, Providence, RI 02940. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852. Redemption proceeds may be sent by mail, by Federal funds wire or deposited directly into your bank account if you have established the link.

TAX INFORMATION

Dividends, Capital Gains and Taxes. The Fund's distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401 (k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

FINANCIAL INTERMEDIARY COMPENSATION

Potential Conflicts of Interest. If you purchase Fund shares through a financial services firm, the Fund, the Manager, or their related companies may pay the financial services firm for the sale of Fund shares and/or for services to shareholders. These payments may create a conflict of interest by influencing the financial services firm or the firm's representatives to recommend the Fund over another investment. Ask your financial services firm or representative for more information or visit your firm's website.

HOW THE FUND INVESTS

INVESTMENT OBJECTIVES AND POLICIES

The Fund's primary investment objective is to maximize current income. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with its primary investment objective of current income. This means we seek primarily investments that pay dividends and other income and secondarily investments that will increase in value. While we make every effort to achieve our objectives, we can't guarantee success.

In determining which securities to buy and sell, the investment adviser will consider, among other things, the financial history and condition, earnings trends, analysts' recommendations, and the prospects and the management of an issuer. The investment adviser generally will employ fundamental analysis in making such determinations. Fundamental analysis involves review of financial statements and other data to attempt to predict an issuer's prospects and to try to decide whether the price of the issuer's security is under-valued or overvalued.

The Fund may invest in debt (fixed-income) securities of companies or governments. Bonds and other debt securities are used by issuers to borrow money from investors. The borrower pays the investor a fixed or variable rate of interest and must repay the amount borrowed. Consistent with its primary investment objective, under normal circumstances, the Fund will invest at least 80% of the Fund's investable assets in lower-rated fixed-income instruments. The Fund may invest up to 100% of its assets in lower-rated fixed-income instruments.

Lower-rated fixed-income securities are securities rated Ba or lower by Moody's or BB or lower by Standard & Poor's, or comparably rated by another major rating service or considered by the investment adviser to be of comparable quality, that is high-yield debt securities or junk bonds. The Fund may invest up to 20% of its investable assets in medium-rated fixed income securities, which are securities rated Baa by Moody's or BBB by Standard & Poor's or securities considered by the investment adviser to be of comparable quality. Medium-rated fixed income bonds are regarded as investment grade bonds, but have speculative characteristics and are riskier than higher-rated securities. A rating is an assessment of the likelihood of the timely payment of interest and repayment of principal and can be useful when comparing different debt obligations. An investor can evaluate the expected likelihood of default by an issuer by looking at its ratings as compared to another similar issuer. A description of bond ratings is contained in Appendix A.

Lower-rated securities tend to offer higher yields, but also offer greater risks, than higher-rated securities. Under certain economic conditions, however, lower-rated securities might not yield significantly more than higher-rated securities, or comparable unrated securities. If that happens, the Fund may invest in higher-rated fixed-income securities that offer similar yields but have less risk. Furthermore, if issuers redeem their high yield securities at a higher than expected rate, which might happen during periods of declining interest rates, the Fund could be forced to buy higher-rated, lower-yielding securities, which would decrease the Fund's return.

During the fiscal year ended August 31, 2009, the monthly dollar-weighted average ratings of the securities held by the Fund, expressed as a percentage of the Fund's net assets, were as follows:

Ratings	Percentage of Net Assets
High Grade	4.0%
Ba	30.7
B	32.9
Caa or lower	27.1
Not rated**	17.6
Total Investments	112.3
Liabilities in excess of other net assets*	-12.3
Net Assets	100.0%
* "Liabilities in excess of other assets" reflects net unrealized appreciation (depreciation) on open futures, foreign currency, forward contracts, swaps and other balance sheet items.
** 16.7% of net assets is reflected in Short Term Money Market.

These ratings are not a guarantee of quality. The opinions of the rating agencies do not reflect market risk and they may, at times, lag behind the current financial condition of a company. Although the investment adviser will consider ratings assigned to a security, it will perform its own investment analysis and rating assignment (which at times may differ from the ratings of the rating agencies), taking into account various factors, including the company's financial history and condition, prospects and management. In addition to investing in rated securities, the Fund may invest in unrated securities that we determine are of comparable quality to the rated securities that are permissible investments. Securities rated by the investment adviser will be taken into account when we calculate the percentage of the Fund's portfolio that consists of lower-rated securities. If the rating of a debt security is downgraded after the Fund purchases it (or if the debt security is no longer rated), the Fund will not have to sell the security, but we will take this into consideration in deciding whether the Fund should continue to hold the security.

Generally, the Fund's average weighted maturity will range from 7 to 12 years. As of August 31, 2009, the Fund's average weighted maturity was 4.86 years.

The types of fixed-income securities in which the Fund may invest include both convertible and nonconvertible securities (including preferred stocks). We can exchange convertible fixed-income securities such as corporate bonds, notes and convertible preferred stocks for other types of securities, typically common stock, at a preset price. Preferred stock of a company does not generally grant voting rights to the investor, but it pays dividends at a specified rate. Convertible preferred stock may be exchanged for common stock and is less stable than nonconvertible preferred stock. Convertible securities provide a fixed-income stream (usually lower than regular bonds), but also offer greater appreciation potential than regular bonds.

The Fund's investment objectives are fundamental policies that cannot be changed without shareholder approval. The Fund's Board can change investment policies of the Fund that are not fundamental without shareholder approval.

OTHER INVESTMENTS AND STRATEGIES

In addition to the principal investment strategies, we also may use the following non-principal investment strategies to try to increase the Fund's returns or protect its assets if market conditions warrant.

Foreign Fixed Income Securities. The Fund may invest up to 20% of its investable assets in U.S. currency-denominated fixed-income securities of foreign governments and other foreign issuers, including Brady Bonds, which are long-term bonds issued by developing nations, and preferred stock. The Fund may also invest up to 10% of its investable assets in foreign currency-denominated fixed-income securities issued by foreign or domestic issuers. Foreign government fixed-income securities include securities issued by quasi-governmental entities, governmental agencies, supranational entities and other governmental entities.

Repurchase Agreements. The Fund may use repurchase agreements, where a party agrees to sell a security to the Fund and then repurchases it at an agreed-upon price at a stated time. This creates a fixed return for the Fund, and is, in effect, a loan by the Fund. Repurchase agreements are used for cash management purposes only.

Derivative Strategies. The Fund may use various derivative strategies to try to improve the Fund's returns. The Fund may also use hedging techniques to try to protect the Fund's assets. We cannot guarantee that these strategies and techniques will work, that the instruments necessary to implement these strategies and techniques will be available, or that the Fund will not lose money. The use of derivatives — such as futures, foreign currency forward contracts, options on futures, indexed and inverse floating rate securities (debt instruments with a floating or adjustable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index) and various types of swaps involves costs and can be volatile. With derivatives, we try to predict if the underlying investment – a security, market index, currency, interest rate, or some other benchmark, will go up or down at some future date. The Fund may use derivatives to try to reduce risk or to increase return consistent with the Fund's overall investment objectives. The investment adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy or technique, or use any particular instrument. Any derivatives we may use may not match or offset the Fund's underlying positions and this could result in losses to the Fund that would not otherwise have occurred. Derivatives that involve leverage could magnify losses. When the Fund uses derivative strategies, the Fund designates certain assets as segregated or otherwise covers its exposure, as required by the rules of the Securities and Exchange Commission.

Futures Contracts and Related Options. The Fund may purchase and sell financial futures contracts and related options on financial futures. A futures contract is an agreement to buy or sell a set quantity of an underlying asset at a future date, or to make or receive a cash payment based on the value of a securities index, or some other asset, at a stipulated future date. The terms of futures contracts are standardized. In the case of a financial futures contract based upon a broad index, there is no delivery of the securities comprising the underlying index, margin is uniform, a clearing corporation or an exchange is the counterparty and the Fund makes daily margin payments based on price movements in the index. An option gives the purchaser the right to buy or sell securities or currencies, or in the case of an option on a futures contract or an option on a swap, the right to buy or sell a futures contract or swap, respectively, in exchange for a premium.

Foreign Currency Forward Contracts. The Fund may enter into foreign currency forward contracts to protect the value of its assets against future changes in the level of foreign exchange rates. A foreign currency forward contract is an obligation to buy or sell a given currency on a future date and at a set price or to make or receive a cash payment based on the value of a given currency at a future date. Delivery of the underlying currency is expected, the terms are individually negotiated, the counterparty is not a clearing corporation or an exchange, and payment on the contract is made upon delivery, rather than daily.

Swap Transactions. The Fund may enter into swap transactions. Swap agreements are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, equity swaps, credit default swaps, interest rate swaps, total return swaps and index swaps.

Swap Options. The Fund may enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. For more information about these strategies, see the SAI.

Equity-Related Securities. The Fund may invest in equity-related securities. These include common stock, preferred stock or securities that may be converted into or exchanged for common stock - known as convertible securities - like rights and warrants. The Fund may also invest in American Depositary Receipts (ADRs), which are certificates - usually issued by a U.S. bank or trust company - that represent an equity investment in a foreign company or some other foreign issuer. ADRs are valued in U.S. dollars. We consider ADRs to be equity-related securities. Certain ADR programs are established without the participation of the foreign issuer and as a result, there may be less information available about the foreign issuer. Other equity-related securities in which the Fund may invest include investments in various types of business ventures, including partnerships and joint ventures and securities of real estate investment trusts (REITs). Investments in REITs may result in payment of duplicative management or other fees.

The Fund may invest up to 10% of investable assets in equity related securities.

Asset-Backed Securities. The Fund may invest in asset-backed securities. An asset-backed security is a type of pass-through instrument that pays interest based upon the cash flow of an underlying pool of assets, such as mortgages, automobile loans or credit card receivables. Asset-backed securities may also be collateralized by a portfolio of corporate bonds, including junk bonds, or other corporate and municipal securities.

Loan Participations and Assignments. The Fund may invest in fixed and floating rate loans (secured or unsecured) arranged through private negotiations between a company as the borrower and one or more financial institutions as lenders. These types of investments can be in the form of loan participations or assignments.

Loan participations and assignments are high-yield, nonconvertible corporate debt instruments of varying maturities. With participations, the Fund has the right to receive payments of principal, interest and fees from the lender conditioned upon the lender's receipt of payment from the borrower. In participations, the Fund generally does not have direct rights against the borrower on the loan, which means that if the borrower does not pay back the loan or otherwise comply with the loan agreement, the Fund will not have the right to make it do so. With assignments, the Fund has direct rights against the borrower on the loan, but its rights may be more limited than the original lender's.

Zero Coupon Bonds, Pay-in-Kind (PIK) and Deferred Payment Securities. The Fund may invest in zero coupon bonds, pay-in-kind (PIK) or deferred payment securities. Zero coupon bonds do not pay interest during the life of the security. An investor purchases the security at a price that is less than the amount the investor will receive when the borrower repays the amount borrowed (face value). PIK securities pay interest in the form of additional securities. Deferred payment securities pay regular interest after a predetermined date. The Fund records the amount these securities rise in price each year (phantom income) for accounting and federal income tax purposes, but does not receive income currently. Because the Fund is required under federal tax laws to distribute income to its shareholders, in certain circumstances, the Fund may have to dispose of its portfolio securities under disadvantageous conditions or borrow to generate enough cash to distribute phantom income and the value of the paid-in-kind interest.

When-Issued and Delayed-Delivery Securities. The Fund may purchase securities, including money market obligations, municipal bonds or other obligations on a when-issued or delayed-delivery basis. When the Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the obligations take place at a later time. The Fund does not earn interest income until the date the obligations are expected to be delivered.

Credit-Linked Securities. The Fund may invest in credit-linked securities. Credit-linked securities are securities that are collateralized by one or more credit default swaps on corporate debt securities, such as bonds. The Fund has the right to receive periodic interest payments from the issuer of the credit-linked security at an agreed-upon interest rate, and a return of principal at the maturity date.

Temporary Defensive Investments. In response to adverse market, economic or political conditions, the Fund may take a temporary defensive position and invest up to 100% of the Fund's assets in money market instruments, including short-term obligations of, or securities guaranteed by, the U.S. government, its agencies or instrumentalities or in high-quality obligations of domestic or foreign banks and corporations, and may hold up to 100% of the Fund's assets in cash or cash equivalents. Investing heavily in these securities limits our ability to achieve the Fund's investment objective, but can help to preserve the Fund's assets. The use of temporary defensive investments is inconsistent with the Fund's investment objective.

Short Sales. The Fund may make short sales of a security. This means that the Fund may sell a security that it does not own, which it may do, for example, when the investment subadviser thinks the value of the security will decline. The Fund generally borrows the security to deliver to the buyers in a short sale. The Fund must then replace the borrowed security by purchasing it at the market price at the time of replacement. Short sales involve costs and risk. The Fund must pay the lender any dividends or interest that accrues on the security it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. The Fund may make short sales "against the box." In a short sale against the box, at the time of sale, the Fund owns or has the right to acquire the identical security at no additional cost. When selling short against the box, the Fund gives up the opportunity for capital appreciation in the security.

Reverse Repurchase Agreements. The Fund may use reverse repurchase agreements, where the Fund sells a security with an obligation to repurchase it at an agreed-upon price and time. Reverse repurchase agreements that involve borrowing to take advantage of investment opportunities, a practice known as leverage, could magnify losses. If the Fund borrows money to purchase securities and those securities decline in value, then the value of the Fund's shares will decline faster than if the Fund were not leveraged. In addition, interest costs and investment fees relating to leverage may exceed potential investment gains.

Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells securities to be delivered in the current month and repurchases substantially similar (same type and coupon) securities to be delivered on a specified future date by the same party. The Fund is paid the difference between the current sales price and the forward price for the future purchase as well as the interest earned on the cash proceeds of the initial sale.

Additional Strategies. The Fund follows certain policies when it borrows money (the Fund can borrow up to 33 1/3% of the value of its total assets); lends its securities to others (the Fund can lend up to 33 1/3% of the value of its total assets); and holds illiquid securities (the Fund may hold up to 15% of its net assets (assets less liabilities) in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Fund is subject to certain other investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

INVESTMENT RISKS

All investments involve risk, and investing in the Fund is no exception. Since the Fund's holdings can vary significantly from broad-based securities market indexes, performance of the Fund can deviate from performance of the indexes. The charts below outline the key risks and potential rewards of the Fund's principal strategies and certain other non-principal strategies that the Fund may use. Following the charts is a table which sets forth the investment limits applicable to each of the types of investments discussed in the charts. Unless otherwise noted, a percentage stated as a limit on the Fund's ability to engage in a particular type of investment is a percentage of investable assets. For more information, see the SAI.

High Yield Debt Securities (Junk Bonds)
Risks	Potential Rewards
  Credit risk (particularly high) - the risk that the underlying receivables will not be paid by debtors or by credit insurers or guarantors of such instruments. Some asset-backed securities are unsecured or secured by lower-rated insurers or guarantors and thus may involve greater risk.
  Market risk (particularly high) - the risk that bonds will lose value in the market, sometimes rapidly or unpredictably because interest rates rise or there is a lack of confidence in the borrower or the bond's insurer.
  Illiquidity risk - the risk that bonds may be difficult to value precisely and to sell at the time or price desired.
  Are generally less secure than higher quality debt securities.
May offer higher interest income and higher potential gains than higher grade debt securities. Most bonds rise in value when interest rates fall.

Foreign Fixed Income Securities
Risks	Potential Rewards
  Foreign markets, economies and political systems, particularly those in developing countries, may not be as stable as those in the U.S.
  May be less liquid than U.S. fixed-income debt securities.
  Differences in foreign laws, accounting standards, public information, custody and settlement practices provide less reliable information on foreign investments and involve more risk.
  Currency risk - adverse changes in the value of foreign currencies can cause losses (non-U.S. currency denominated securities).
  Investments in emerging market securities are subject to greater volatility and price declines.
  Credit risk - the risk that the underlying receivables will not be paid by debtors or by credit insurers or guarantors of such instruments.
  Some asset-backed securities are unsecured or secured by lower-rated insurers or guarantors and thus may involve greater risk.
  Market risk - the risk that bonds will lose value in the market, sometimes rapidly or unpredictably, because interest rates rise or there is a lack of confidence in the borrower or the bond's insurer.

  Investors may participate in the growth of foreign markets through investments in companies operating in those markets.
  Opportunities for diversification.
  Fund may profit from a favorable change in the value of foreign currencies
  (non-U.S. dollar denominated securities).

Loan Participations and Assignments
Risks	Potential Rewards
  Credit risk - the risk that the underlying receivables will not be paid by debtors or by credit insurers or guarantors of such instruments.
  Market risk - the risk that bonds will lose value in the market, sometimes rapidly or unpredictably, because interest rates rise or there is a lack of confidence in the borrower or the bond's insurer.
  Illiquidity risk - the risk that bonds may be difficult to value precisely and sell at the time or price desired.
  In participations, the Fund has no rights against borrower in the event borrower does not repay the loan.
  In participations, the Fund is subject to the credit risk of the lender.
  In assignments, the Fund has no recourse against the selling institution, and the selling institution generally makes no representations about the underlying loan, the borrowers, the documentation or the collateral.
  In assignments, the rights against the borrower that are acquired by the Fund may be more limited than those held by the assigning lender.
A source of regular interest income. May offer the right to receive principal, interest and fees without as much risk as a direct lender.

Zero coupon bonds, PIK and deferred payment securities
Risks	Potential Rewards
Typically subject to greater volatility and less liquidity in adverse markets than other debt securities See credit risk and market risk	Value may rise faster when market conditions improve

Derivatives
Risks	Potential Rewards
  The value of derivatives (such as futures, swaps and options) that are used to hedge a portfolio security is generally determined independently from the value of that security and could result in a loss to the Fund when the price movement of the derivative does not correlate with a change in the value of the portfolio security.
  Derivatives may not have the intended effects and may result in losses or missed opportunities.
  The counterparty to a derivatives contract could default.
  Derivatives can increase share price volatility and those that involve leverage could magnify losses.
  Certain types of derivatives involve costs to the Fund that can reduce returns.
  Derivatives may be difficult to value precisely or sell at the time or price desired.

  Derivatives could make money and protect against losses if the investment analysis proves correct.
  Derivatives used for return enhancement purposes involve a type of leverage and could generate substantial gains at low cost.
  One way to manage the Fund's risk/return balance is by locking in the value of an investment ahead of time.
  Hedges that correlate well with an underlying position can reduce or eliminate the volatility of investment income or capital gains at low cost.

Equity-related securities
Risks	Potential Rewards
  Individual stocks could lose value.
  The equity markets could go down, resulting in a decline in value of a Fund's investments.
  Changes in economic or political conditions, both domestic and international, may result in a decline in value of a Fund's investments.

  Historically, stocks have out performed other investments over the long term.
  Generally, economic growth means higher corporate profits, which leads to an increase in stock prices, known as capital appreciation.

Illiquid Securities
Risks	Potential Rewards
May be difficult to value precisely. May be difficult to sell at the time or price desired.	May offer a more attractive yield or potential for growth than more widely traded securities.

Principal & Non-Principal Strategies: Investment Limits
  High Yield Debt Securities (Junk Bonds): At least 80% of investable assets
  Foreign Fixed-Income Securities: Up to 20% of U.S. currency denominated securities; up to 10% of non-U.S. currency denominated securities
  Loan Participations and Assignments: Percentage varies
  Zero coupon bonds, PIK and deferred payment securities: Percentage varies
  Derivatives: Up to 25% of net assets
  Equity-related securities: Up to 10% of net assets
  Illiquid Securities: Up to 15% of net assets
  U.S. Government securities or high-quality bank or corporate obligations: Up to 20%; up to 100% on temporary basis
  Asset-Backed Securities: Percentage varies
  Convertible Securities: Percentage varies
  Credit-Linked Securities: Up to 15% of net assets
  Short Sales: Up to 25% of net assets (excluding short sales against-the-box)

HOW THE FUND IS MANAGED

BOARD OF DIRECTORS

The Fund is overseen by a Board of Directors or Trustees (hereafter referred to as Directors, or the Board). The Board oversees the actions of the Manager, investment subadviser(s) and Distributor and decides on general policies. The Board also oversees the Fund's officers, who conduct and supervise the daily business operations of the Fund.

MANAGER

Prudential Investments LLC (PI)
Gateway Center Three, 100 Mulberry Street
Newark, NJ 07102

Under a Management Agreement with the Fund, PI manages the Fund's investment operations and administers its business affairs and is responsible for supervising the Fund's investment subadviser. For the fiscal year ended August 31, 2009, the Fund paid PI management fees of 0.48% of the Fund's average daily net assets for all share classes.

PI and its predecessors have served as a manager or administrator to investment companies since 1987. As of August 31, 2009, PI, a wholly-owned subsidiary of Prudential, served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as the manager or administrator to closed-end investment companies, with aggregate assets of approximately $98.4 billion.

Subject to the supervision of the Board, PI is responsible for conducting the initial review of prospective investment subadvisers for the Fund. In evaluating a prospective investment subadviser, PI considers many factors, including the firm's experience, investment philosophy and historical performance. PI is also responsible for monitoring the performance of the Fund's investment subadviser(s).

PI and the Fund operate under an exemptive order (the Order) from the Commission that generally permits PI to enter into or amend agreements with investment subadvisers without obtaining shareholder approval each time. This authority is subject to certain conditions, including the requirement that the Board must approve any new or amended agreements with an investment subadviser. Shareholders of the Fund still have the right to terminate these agreements at any time by a vote of the majority of outstanding shares of the Fund. The Fund will notify shareholders of any new investment subadvisers or material amendments to subadvisory agreements pursuant to the Order.

A discussion of the basis for the Board's approvals of the management and subadvisory agreements is available in the most recent annual report to shareholders.

INVESTMENT SUBADVISER

Prudential Investment Management, Inc. (PIM) has served as an investment adviser to Prudential Financial, Inc. (Prudential Financial) since 1984. Its address is Gateway Center Two, 100 Mulberry Street, Newark, NJ 07102. PI has responsibility for all investment advisory services, supervises PIM and pays PIM for its services.

Prudential Fixed Income Management (PFIM) is the principal public fixed income asset management unit of PIM and is the unit of PIM that provides investment advisory services to the Fund. PFIM is responsible for advising the fixed income segment of the Fund.

Prudential Fixed Income Management is organized into groups specializing in different sectors of the fixed income market: U.S. and non-U.S. government bonds, mortgages and asset-backed securities, U.S. and non-U.S. investment grade corporate bonds, high-yield bonds, emerging markets bonds, municipal bonds, and money market securities.

PORTFOLIO MANAGERS

Paul Appleby, CFA, is Managing Director and Head of Prudential Fixed Income Management's Leveraged Finance Team, which includes the High Yield Bond Team and the Bank Loan Sector Team. Previously, he was Director of Credit Research and Chief Equity Strategist for Prudential Financial's proprietary portfolios. Mr. Appleby also was a high yield credit analyst and worked in Prudential Financial's private placement group. Before joining Prudential Financial in 1987, he was a strategic planner for Amerada Hess. Mr. Appleby received a BS in Economics from The Wharton School of the University of Pennsylvania and an MBA from the Sloan School at the Massachusetts Institute of Technology (MIT). He holds the Chartered Financial Analyst (CFA) designation.

Sector Managers

Stephen Haeckel is Principal and high yield portfolio manager for Prudential Fixed Income Management's High Yield Bond Team. Before assuming this role in 1999, Mr. Haeckel was a credit analyst. He has also worked in Prudential Financial's Corporate Finance and Financial Restructuring groups, managing Prudential Financial's private investments. Mr. Haeckel served on the Board of Directors of three private companies in conjunction with the Financial Restructuring Group. Prior to joining Prudential Financial in 1990, he was an Investment Officer at MONY Capital Management. Mr. Haeckel received a BS in Psychology from Dartmouth College and an MBA from the J.L. Kellogg Graduate School of Management at Northwestern University.

Robert Spano, CFA, CPA, is a Principal and high yield portfolio manager for Prudential Fixed Income Management's (PFIM) High Yield Bond Team. Prior to assuming his current position in 2007, Mr. Spano was a high yield credit analyst for 10 years in PFIM's Credit Research Unit, covering the health, lodging, consumer, gaming, restaurants, and chemical industries. Earlier, he worked as an investment analyst in the Project Finance Unit of Prudential Financial's private placement group. Mr. Spano also held positions in the internal audit and risk management units of Prudential Securities. He received a BS in Accounting from the University of Delaware and an MBA from New York University. Mr. Spano holds the Chartered Financial Analyst (CFA) and Certified Public Accountant (CPA) designations.

Terence Wheat, CFA, is Principal and high yield portfolio manager for Prudential Fixed Income Management's (PFIM) High Yield Bond Team. Prior to assuming his current position in 2005, Mr. Wheat spent 12 years as a credit analyst in PFIM's Credit Research Group, where he was responsible for the consumer products, gaming and leisure, retail, supermarkets, and textile/apparel industries. Mr. Wheat covered high yield bonds from 1998 to 2003, and investment grade issues from 1993 to 1998. Earlier, he worked for Prudential's Financial Management Group and Individual Insurance Unit. Mr. Wheat joined Prudential Financial in 1988. He received a BS in Accounting and an MBA from Rider University. Mr. Wheat holds the Chartered Financial Analyst (CFA) designation.

Michael J. Collins, CFA, is Principal for Prudential Fixed Income Management's High Yield Bond Team, responsible for investment strategy and risk management. Prior to his current role, Mr. Collins was Senior Investment Strategist, covering all fixed income sectors. Previously, Mr. Collins was a credit research analyst. He also developed proprietary quantitative international interest rate and currency valuation models for our global bond unit. Mr. Collins began his career at Prudential Financial in 1986 as a software applications designer. He received a BS in Mathematics and Computer Science from the State University of New York at Binghamton and an MBA in Finance from New York University. Mr. Collins holds the Chartered Financial Analyst (CFA) designation and is a Fellow of the Life Management Institute (FLMI). Mr. Collins is Treasurer on the Board of Trustrees of the Board of the Center for Educational Advancement (CEA), a non-profit organization with the mission of providing jobs and job training to people with disabilities.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the Fund.

DISTRIBUTORS

Prudential Investment Management Services LLC (PIMS) distributes each class of the Fund's shares under a Distribution Agreement with the Fund, and Prudential Annuities Distributors, Inc. (PAD) (together with PIMS, the Distributors) is a co-distributor of the Fund's Class M and Class X shares under a Distribution Agreement with the Fund. The Fund has Distribution and Service Plans (the Plans) under Rule 12b-1 of the Investment Company Act of 1940, as amended (the 1940 Act), applicable to the Fund's shares. Under the Plans and the Distribution Agreements, the Distributors, as applicable, pay the expenses of distributing the shares of all share classes of the Fund. The Distributors, as applicable, also provide certain shareholder support services. The Fund pays distribution and other fees to the Distributors, as applicable, as compensation for their services for each class of shares other than Class Z. These fees - known as 12b-1 fees - are shown in the "Fund Fees and Expenses" tables. Class A, Class B, Class C, Class L, Class M, Class R and Class X shares are subject to an annual 12b-1 fee of .30 of 1%, 1%, 1%, .50 of 1%, 1%, .75 of 1%, and 1% respectively (prior to any waivers).

Because these fees are paid from the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is described in the Fund's SAI and on the Fund's website.

FUND DISTRIBUTIONS AND TAX ISSUES

DISTRIBUTIONS

Investors who buy shares of a Fund should be aware of some important tax issues. For example, the Fund distributes dividends of net investment income and realized net capital gains, if any, to shareholders. These distributions are subject to federal income taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA) or some other qualified or tax-deferred plan or account. Dividends and distributions from the Fund also may be subject to state and local income tax in the state where you live.

Also, if you sell shares of the Fund for a profit, you may have to pay capital gains taxes on the amount of your profit, unless you hold your shares in a qualified or tax-deferred plan or account.

The following briefly discusses some of the important income tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

The Fund distributes dividends out of any net investment income to shareholders. For example, if the Fund owns an ACME Corp. bond and the bond pays interest, the Fund will pay out a portion of this interest as a dividend to its shareholders, assuming the Fund's income is more than its costs and expenses. The dividends you receive from the Fund will be taxed as ordinary income, whether or not they are reinvested in the Fund. Corporate shareholders generally are not eligible for the 70% dividends-received deduction on dividends paid by the Fund. In addition, dividends from the Fund will not qualify for the preferential rates of U.S. federal income tax applicable to certain dividends paid to non-corporate shareholders.

The Fund also distributes any realized net capital gains to shareholders. Capital gains are generated when the Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund holds the security—if the Fund holds a security for more than one year before selling it, any gain is treated as long-term capital gain which, if recognized in a taxable year beginning before January 1, 2011, is generally taxed at rates of up to 15%, and at a rate of up to 20% thereafter, provided that the Fund distributes the net capital gain to non-corporate U.S. shareholders. If the Fund holds the security for one year or less, any gain is treated as short-term capital gain, which is taxed at rates applicable to ordinary income. Different rates apply to corporate shareholders.

Dividends of net investment income paid to a noncorporate U.S. shareholder in a taxable year beginning before January 1, 2011 that are designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. Dividends of net investment income that are not designated as qualified dividend income will be taxable to shareholders at ordinary income rates. Also, a portion of the dividends paid to corporate shareholders of the Fund will be eligible for the 70% dividends received deduction to the extent the Fund's income is derived from certain dividends received from U.S. corporations.

For your convenience, distributions of dividends and net capital gains are automatically reinvested in the Fund without any sales charge. If you ask us to pay the distributions in cash, we will send you a check if your account is with the Transfer Agent. Otherwise, if your account is with a broker, you will receive a credit to your account. Either way, the distributions may be subject to income taxes, unless your shares are held in a qualified or tax-deferred plan or account. If your dividend distribution check remains uncashed for more than six months, your check may be invested in additional shares of the Fund at the next NAV calculated on the day of the investment. For more information about automatic reinvestment and other shareholder services, see "Additional Shareholder Services" in the next section.

The chart below sets forth the frequency of dividend and capital gains distributions to shareholders.

Dividend/Distribution Frequency
Net Investment Income	Daily
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually
TAX ISSUES

Form 1099
Every year you will receive a Form 1099 which reports the amount of dividends and long-term capital gains we distributed to you during the prior year unless you own shares of the Fund as part of a qualified or tax-deferred plan or account. If you do own shares of the Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099 annually, but instead you will receive a Form 1099 when you take any distribution from your qualified or tax-deferred plan or account.

Fund distributions are generally taxable to you in the calendar year in which they are received, except when we declare certain dividends in the fourth quarter, with a record date in such quarter, and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31st of the prior year.

Withholding Taxes
If federal tax law requires you to provide the Fund with your taxpayer identification number and certifications as to your tax status and you fail to do this, or if you are otherwise subject to backup withholding, we will withhold and pay to the U.S. Treasury a portion (currently 28%) of your distributions and sale proceeds.

Taxation of Foreign Shareholders
For a discussion regarding the taxation of foreign shareholders, please see the SAI.

If You Purchase On Or Before Record Date
If you buy shares of the Fund on or before the record date for a distribution (the date that determines who receives the distribution), we will pay that distribution to you. As explained above, the distribution may be subject to taxes. You may think you've done well since you bought shares one day and soon thereafter received a distribution. That is not so, because when dividends are paid out, the value of each share of the Fund decreases by the amount of the dividend to reflect the payout, although this may not be apparent because the value of each share of the Fund also will be affected by market changes, if any. However, the timing of your purchase does mean that part of your investment came back to you as taxable income.

Qualified and Tax-Deferred Retirement Plans
Retirement plans and accounts allow you to defer paying taxes on investment income and capital gains. Contributions to these plans may also be tax-deductible, although distributions from these plans generally are taxable. In the case of Roth IRA accounts, contributions are not tax-deductible, but distributions from the plan may be tax-free. Please contact your financial adviser for information on a variety of JennisonDryden mutual funds that are suitable for retirement plans offered by Prudential.

IF YOU SELL OR EXCHANGE YOUR SHARES

If you sell any shares of the Fund for a profit, you have realized a capital gain, which is subject to tax unless the shares are held in a qualified or tax-deferred plan or account. For individuals, the maximum capital gains tax rate is generally 15%, if the gain is recognized in a taxable year beginning before January 1, 2011, and 20% thereafter, for shares held for more than one year.

If you sell shares of the Fund for a loss, you may have a capital loss, which you may use to offset capital gains you have, plus, in the case of noncorporate taxpayers, ordinary income of up to $3,000. If you sell shares and realize a loss, you will not be permitted to use the loss to the extent you replace the shares (including pursuant to the reinvestment of a dividend) within a 61-day period (beginning 30 days before and ending 30 days after the sale of the shares). Under certain circumstances, if you acquire shares of the Fund and sell or exchange your shares within 90 days, you may not be allowed to include certain charges incurred in acquiring the shares for purposes of calculating gain or loss realized upon the sale of the shares.

If you exchange your Fund shares for shares of another class of the Fund, this is generally not a taxable event and should not result in realization of a capital gain or loss by you. If you exchange your shares of the Fund for shares of another JennisonDryden mutual fund, this is considered a sale for tax purposes. In other words, it's a taxable event. Therefore, if the shares you exchanged have increased in value since you purchased them, you have capital gains, which are subject to the taxes described above. Any gain or loss you may have from selling or exchanging Fund shares will not be reported on Form 1099; however, proceeds from the sale or exchange will be reported on Form 1099-B. Therefore, unless you hold your shares in a qualified or tax-deferred plan or account, you or your financial adviser should keep track of the dates on which you buy and sell - or exchange - Fund shares, as well as the amount of any gain or loss on each transaction. For tax advice, please see your tax adviser.

Automatic Conversion of Class B, Class M and Class X Shares

The conversion of Class B, Class M, or Class X shares of a Fund – which happens automatically approximately every seven, eight or ten years, respectively, after purchase – is not a taxable event for federal income tax purposes. For more information about the automatic conversion of Class B, Class M and Class X shares, see "Class B, Class M and Class X Shares Automatically Convert to Class A Shares" in the "How to Buy, Sell and Exchange Shares of the Fund" section.

HOW TO BUY, SELL AND EXCHANGE SHARES OF THE FUND

HOW TO BUY SHARES

In order to buy Fund shares, simply follow the steps described below.

Opening an Account

If you don't have an account with us or a financial services firm that is permitted to buy or sell shares of the Fund for you, contact the Transfer Agent, Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent) at (800) 225-1852 or write to:

Prudential Mutual Fund Services LLC
P.O. Box 9658
Providence, RI 02940

You may purchase shares by check or wire. We do not accept cash, money orders or travelers checks. To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information, see the back cover page of this prospectus. We have the right to reject any purchase order (including an exchange into a Fund) or suspend or modify a Fund's sale of its shares, including due to failure by you to provide additional information requested, such as information needed to verify the source of funds used to purchase shares, your identity or the identity of any underlying beneficial owners of your shares.

With certain limited exceptions, Fund shares are only available to be sold in the United States, U.S. Virgin Islands, Puerto Rico and Guam.

Choosing a Share Class

Individual investors can choose among Class A, Class B, Class C, Class R and Class Z shares of the Fund, although Class R and Class Z shares are available only to limited groups of investors. Class L, Class M and Class X shares are not offered to new purchasers and are available only through exchanges from the same class of shares of certain other JennisonDryden Funds.

Multiple share classes let you choose a cost structure that meets your needs:

  Class A shares purchased in amounts of less than $1 million require you to pay a sales charge at the time of purchase, but the operating expenses of Class A shares are lower than the operating expenses of Class B and Class C shares. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are also subject to a contingent deferred sales charge (CDSC) of 1%.
  Class B shares do not require you to pay a sales charge at the time of purchase, but do require you to pay a sales charge if you sell your shares within six years (that is why it is called a CDSC). The operating expenses of Class B shares are higher than the operating expenses of Class A shares.
  Class C shares do not require you to pay a sales charge at the time of purchase, but do require you to pay a sales charge if you sell your shares within 12 months of purchase. The operating expenses of Class C shares are higher than the operating expenses of Class A shares.

When choosing a share class, you should consider the following factors:

  The amount of your investment and any previous or planned future investments, which may qualify you for reduced sales charges for Class A shares under Rights of Accumulation or a Letter of Intent.
  The length of time you expect to hold the shares and the impact of varying distribution fees. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For this reason, Class C shares are generally appropriate only for investors who plan to hold their shares for no more than 3 years.
  The different sales charges that apply to each share class — Class A's front-end sales charge (or in certain cases, CDSC) vs. Class B's CDSC vs. Class C's lower CDSC.
  The fact that Class B shares automatically convert to Class A shares approximately seven years after purchase.
  Class B shares purchased in single amounts greater than $100,000 are generally less advantageous than purchasing Class A shares. Purchase orders for Class B shares exceeding this amount generally will not be accepted.
  Class C shares purchased in single amounts greater than $1 million are generally less advantageous than purchasing Class A shares. Purchase orders for Class C shares above this amount generally will not be accepted.
  Because Class R and Z shares have lower operating expenses than Class A, Class B or Class C shares, as applicable, you should consider whether you are eligible to purchase Class R or Class Z shares.

See "How to Sell Your Shares" for a description of the impact of CDSCs.

Some investors purchase or sell shares of the Fund through financial intermediaries and omnibus accounts maintained by brokers that aggregate the orders of multiple investors and forward the aggregate orders to the Fund. If your shares are held through a broker-dealer, financial adviser, financial planner or other financial intermediary, you should discuss with your financial intermediary which share classes of the Fund are available to you and which share class may best meet your needs. The Fund has advised the financial intermediaries and broker-dealers who maintain such accounts of the share class features and guidelines, per the prospectus, and it is their responsibility to monitor and enforce these guidelines with respect to shareholders purchasing shares through financial intermediaries or omnibus accounts.

Share Class Comparison. Use the following chart to help you compare the different share classes. The discussion following this chart will tell you whether you are entitled to a reduction or waiver of any sales charges.

Minimum Purchase Requirements
	Class A	Class B	Class C	Class L	Class M	Class R	Class X	Class Z
Minimum purchase amount	$2,500	$2,500	$2,500	$2,500	$2,500	None	$2,500	None
Minimum amount for subsequent purchases	$100	$100	$100	$100	$100	None	$100	None
Maximum initial sales charge	4.5% of the public offering price	None	None	4.25% of the public offering price	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1%	5%(Yr.1) 4%(Yr.2) 3%(Yr.3) 2%(Yr.4) 1%(Yr.5) 1%(Yr.6) 0%(Yr.7)	1% on sales made within 12 months of purchase	1%	6%(Yr.1) 5%(Yr.2) 4%(Yr.3) 3%(Yr.4) 2%(Yr.5) 2%(Yr.6) 1%(Yr.7) 0%(Yr.8)	None	6%(Yr.1) 5%(Yr.2) 4%(Yr.3) 4%(Yr.4) 3%(Yr.5) 2%(Yr.6) 2%(Yr.7) 1%(Yr.8) 0%(Yr.9)	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30 of 1% (.25 of 1% currently)	.75% of 1%	1% (.75 of 1% currently)	.50 of 1%	1%	0.75 of 1% (0.50 of 1% currently)	1%	None
Notes to Share Class Comparison Table:
° The minimum initial and subsequent investment requirements do not apply to employee savings plan accounts or payroll deduction plan accounts. The minimum initial investment for retirement accounts and custodial accounts for minors is $1000 and subsequent investments through newly-established AIP accounts must be at least $1,200 annually.
° If the value of your Class A, Class B, Class C, Class L, Class M, or Class X account is less than $2,500, the Fund will deduct a $15 annual small balance account fee from your account. The $15 annual small balance account fee will be assessed during the 4th calendar quarter of each year. Any applicable CDSC on the shares redeemed to pay the $15 small balance account fee will be waived. The $15 small balance account fee will not be charged on: (i) accounts during the first six months from inception of the account, (ii) omnibus accounts, (iii) institutional accounts, (iv) group retirement plans, (v) AIP accounts or employee savings plan accounts, (vi) accounts with the same registration associated with multiple share classes within the Fund, or (vii) clients with assets of more then $50,000 across the JennisonDryden family of mutual funds. "Client" for this purpose has the same definition as for purposes of Rights of Accumulation, i.e., an investor and an eligible group of related investors. For more information, see "Purchase, Redemption and Pricing of Fund Shares--Small Account Maintenance Fee" in the SAI.
° Class L, Class M and Class X shares are closed to new initial purchases. Class L, Class M and Class X shares are only available through exchanges from the same class of shares of certain other JennisonDryden funds.
° For more information about the CDSC and how it is calculated, see "How to Sell Your Shares -- Contingent Deferred Sales Charge (CDSC)."
° Investors who purchase $1 million or more of Class A shares or Class L shares and redeem those shares within 12 months of purchase are subject to a CDSC of 1%, but are not subject to an initial sales charge. The CDSC is waived for certain retirement or benefit plans.
° Distribution and service (12b-1) fees are paid from the Fund's assets on a continuous basis. The service fee for Class A, Class B, Class C and Class R shares is .25 of 1%. The distribution fee is limited to .30 of 1% (including the .25 of 1% service fee) for Class A shares, ..50 of 1% for Class B shares, .75% of 1% for Class C shares, and .75 of 1% (including the .25 of 1% service fee) for Class R shares.
° With respect to Class L, Class M and Class X shares, the service fee is up to .25 of 1% of the Fund's Class L, Class M, and Class X shares, respectively. The distribution fee for Class L shares is up to .50 of 1% (including the .25 of 1% service fee), and for Class M and Class X shares, is up to 1% (including the .25 of 1% service fee).
°The Distributor has contractually agreed until December 31, 2010 to reduce its distribution and service (12b-1) fees for Class A shares, Class C shares and Class R shares to .25 of 1% of the average daily net assets of the Class A shares, .75 of 1% of the average daily net assets of Class C shares and .50 of 1% of the average daily net assets of Class R shares.

Reducing or Waiving Class A's Initial Sales Charge

The following describes the different ways investors can reduce or avoid paying Class A's initial sales charge.

Increase the Amount of Your Investment. You can reduce Class A's initial sales charge by increasing the amount of your investment. This table shows how the sales charge decreases as the amount of your investment increases:

Amount of Purchase	Sales Charge as a % of Offering Price	Sales Charge as a % of Amount Invested	Dealer Reallowance
Less than $50,000	4.50%	4.71%	4.00%
$50,000 to $99,999	4.00%	4.17%	3.50%
$100,000 to $249,999	3.50%	3.63%	3.00%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1 million to $4,999,999	None*	None	1.00%**
* If you invest $1 million or more, you can buy only Class A shares, unless you qualify to buy Class Z shares. If you purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase, you will be subject to a 1% CDSC, although you will not be subject to an initial sales charge. The CDSC is waived for purchases by certain retirement and/or benefit plans.
** For investments of $5 million to $9,999,999, the dealer reallowance is .50%. For investments of $10 million and over, the dealer reallowance is .25%.

To satisfy the purchase amounts above, you can:

  Use your Rights of Accumulation, which allow you or an eligible group of related investors to combine (1) the current value of JennisonDryden mutual fund shares you or the group already own, (2) the value of money market shares you or an eligible group of related investors have received for shares of other JennisonDryden mutual funds in an exchange transaction, and (3) the value of the shares you or an eligible group of related investors are purchasing;
  Sign a Letter of Intent, stating in writing that you or an eligible group of related investors will purchase a certain amount of shares in the Fund and other JennisonDryden mutual funds within 13 months; or
  Use your Combined Purchase and Cumulative Purchase Privilege, which allows you and an eligible group of related investors to combine the value of Class A shares of this Fund with the value of other JennisonDryden mutual funds that you or the group are purchasing at the same time.

An "eligible group of related investors" includes any combination of the following:

  All accounts held in your name (alone or with other account holders) and taxpayer identification number (TIN);
  Accounts held in your spouse's name (alone or with other account holders) and TIN (see definition of spouse below);
  Accounts for your children or your spouse's children including children for whom you and/or your spouse are legal guardian(s) (e.g., UGMAs and UTMAs);
  Accounts in the name and TINs of your parents;
  Trusts with you, your spouse, your children, your spouse's children and/or your parents as the beneficiaries;
  With limited exclusions, accounts with the same address (exclusions include, but are not limited to, addresses for brokerage firms and other intermediaries and Post Office boxes); and
  Accounts held in the name of a company controlled by you (a person, entity or group that holds 25% or more of the outstanding voting securities of a company will be deemed to control the company, and a partnership will be deemed to be controlled by each of its general partners), including employee benefit plans of the company where the accounts are held in the plan's TIN.

A "spouse" is defined as follows:

  The person to whom you are legally married. We also consider your spouse to include the following:
  An individual of the same gender with whom you have been joined in a civil union, or legal contract similar to marriage;
  A domestic partner, who is an individual (including one of the same gender) with whom you have shared a primary residence for at least six months, in a relationship as a couple where you, your domestic partner or both provide for the personal or financial welfare of the other without a fee, to whom you are not related by blood; or
  An individual with whom you have a common law marriage, which is a marriage in a state where such marriages are recognized between a man and a woman arising from the fact that the two live together and hold themselves out as being married.

The value of shares held by you or an eligible group of related investors will be determined as follows:

  for Class A and Class L shares, the value of existing shares is determined by the maximum offering price (net asset value (NAV) plus maximum sales charge); and
  for Class B, C, F, M, and X shares, the value of existing shares is determined by the NAV.

Note: Not all share classes may be offered by your Fund. In addition, Class L, M and X shares are not offered to new purchasers and are available only through exchanges from the same share class of certain other JennisonDryden funds.

Note: Class Z shares cannot be aggregated with any other share class for purposes of reducing or waiving Class A's initial sales charge.

If your shares are held directly by the Transfer Agent, and you believe you qualify for a reduction or waiver of Class A's initial sales charge, you must notify the Transfer Agent at the time of the qualifying share purchase in order to receive the applicable reduction or waiver. If your shares are held through a broker or other financial intermediary, and you believe you qualify for a reduction or waiver of Class A's initial sales charge, you must notify your broker or intermediary at the time of the qualifying purchase in order to receive the applicable reduction or waiver. Shares held through a broker or other financial intermediary will not be systematically aggregated with shares held directly by the Transfer Agent for purposes of receiving a reduction or waiver of Class A's initial sales charge. The reduced or waived sales charge will be granted subject to confirmation of account holdings.

If your shares are held directly by the Transfer Agent, you must identify the eligible group of related investors. Although the Transfer Agent does not require any specific form of documentation in order to establish your eligibility to receive a waiver or reduction of Class A's initial sales charge, you may be required to provide appropriate documentation if the Transfer Agent is unable to establish your eligibility.

If your shares are held through a broker or other intermediary, the broker or intermediary is responsible for determining the specific documentation, if any, that you may need in order to establish your eligibility to receive a waiver or reduction of Class A's initial sales charge. Your broker or intermediary is also responsible for notifying the Transfer Agent if your share purchase qualifies for a reduction or waiver of Class A's initial sales charge.

Purchases of $1 million or more. If you purchase $1 million or more of Class A shares, you will not be subject to an initial sales charge, although a CDSC may apply, as previously noted.

Mutual Fund Programs. The initial sales charge will be waived for participants in any fee-based program or trust program sponsored by Prudential or an affiliate that includes the Fund as an available option. The initial sales charge will also be waived for investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential, or whose programs are available through financial intermediaries that have agreements with Prudential, relating to:

  Mutual fund "wrap" or asset allocation programs, where the sponsor places fund trades, links its clients' accounts to a master account in the sponsor's name and charges its clients a management, consulting or other fee for its services, or
  Mutual fund "supermarket" programs, where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients more than one class of shares in the Fund in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

Group Retirement Plans. Group retirement plans, including 401(k) plans, Keogh plans, profit-sharing pension plans, money purchase pension plans, target benefit plans, defined benefit plans, Taft-Hartley multiemployer pension plans, SEP-IRA and SARSEP plans, SIMPLE IRA plans, 457 plans, 403(b) plans, non-qualified deferred compensation plans, and other defined contribution plans, may purchase Class A shares without paying the initial sales charge. The availability of Class A shares at NAV for group retirement plans will depend upon the policies of your financial intermediary and/or the recordkeeper for your plan. If Prudential Retirement Services is the recordkeeper for your group retirement plan, you may call Prudential at (800) 353-2847 with any questions. Otherwise, investors in group retirement plans should contact their financial intermediary with any questions regarding availability of Class A shares at net asset value.

The JennisonDryden mutual funds and Prudential Trust Company, the custodian for the 403(b) participant custodial accounts, have collectively decided to discontinue offering participant-directed 403(b) custodial accounts. The Fund no longer accepts contributions for investment into participant-directed 403(b) custodial accounts for which Prudential Trust Company serves as the custodian under the employer's written plan. Contributions received after December 31, 2008 on your behalf from your employer will be returned to your employer. This change does not affect any investments you may have under a 403(b) annuity contract with Prudential Retirement. Future investment in the Fund through a 403(b) plan may be available through a custodial account held with your employer's third party administrator. You should check with your employer to determine if this is an option.

Other Types of Investors. Certain other types of investors may purchase Class A shares without paying the initial sales charge, including:

  certain directors, officers, employees (including their spouse, children and parents) of Prudential and its affiliates, the JennisonDryden mutual funds, and the investment subadvisers of the JennisonDryden mutual funds;
  persons who have retired directly from active service with Prudential or one of its subsidiaries;
  certain real estate brokers, agents and employees of real estate brokerage companies affiliated with the Prudential Real Estate Affiliates;
  registered representatives and employees of broker-dealers that have entered into dealer agreements with the Distributor; and
  investors in IRAs, provided that: (a) the purchase is made either from a directed rollover to such IRA or with the proceeds of a tax-free rollover of assets from a Benefit Plan for which Prudential Retirement (the institutional Benefit Plan recordkeeping entity of Prudential) provides administrative or recordkeeping services, in each case provided that such purchase is made within 60 days of receipt of the Benefit Plan distribution, or (b) the IRA is established through Prudential Retirement as part of its "Rollover IRA" program (regardless of whether or not the purchase consists of proceeds of a tax-free rollover of assets from a Benefit Plan described above).

To qualify for a waiver of the Class A sales charge at the time of purchase, you must notify the Transfer Agent, or the Distributor must be notified by the broker facilitating the purchase, that the transaction qualifies for a waiver of the Class A sales charge. The waiver will be granted subject to confirmation of your account holdings.

Additional Information About Reducing or Waiving Class A's Sales Charge. The Fund also makes available free of charge, on the Fund's website, in a clear and prominent format, information relating to the Fund's Class A initial sales charge, and the different ways that investors can reduce or avoid paying the initial sales charge. The Fund's website includes hyperlinks that facilitate access to this information.

You may need to provide your broker-dealer or other financial intermediary through which you hold Fund shares with the information necessary to take full advantage of reduced or waived Class A sales charges.

The Distributor may reallow the Class A sales charge to dealers.

Class B, Class M, and Class X Shares Automatically Convert to Class A Shares
If you buy Class B shares and hold them for approximately seven years, or if you buy Class M shares and hold them for approximately eight years or if you buy Class X shares and hold them for approximately ten years, we will automatically convert them into Class A shares without charge. At that time, we will also convert any Class B, Class M and Class X shares that you purchased with reinvested dividends and other distributions. Since the distribution and service (12b-1) fees for Class A shares are lower than for Class B, Class M or Class X shares, converting to Class A shares lowers your Fund expenses.

Class B, Class M and Class X shares acquired through the reinvestment of dividends or distributions will be converted to Class A shares according to the procedures utilized by the broker-dealer through which the Class B, Class M and Class X shares were purchased, to the extent the shares are carried on the books of the broker-dealer and the broker-dealer provides subaccounting services to the Fund. Otherwise, the procedures utilized by Prudential Mutual Fund Services LLC, or its affiliates, will be used. The use of different procedures may result in a timing differential in the conversion of Class B, Class M and Class X shares acquired through the reinvestment of dividends and distributions.

When we do the conversion, you will get fewer Class A shares than the number of converted Class B, Class M or Class X shares if the price of the Class A shares is higher than the price of the Class B, Class M or Class X shares. The total dollar value will be the same, so you will not have lost any money by getting fewer Class A shares. Conversions are quarterly for Class B shares and monthly for Class M and Class X shares.

If you hold Class B share certificates, the certificates must be received by the Transfer Agent in order for your Class B shares to convert from Class B to Class A shares. Certificate deposited shares will convert during the next quarterly conversion.

For more information, see the SAI.

Qualifying for Class Z Shares
Institutional Investors. Various institutional investors may purchase Class Z shares, including corporations, banks, governmental entities, municipalities, and IRS section 501 entities, such as foundations and endowments. The minimum initial investment for such investors is $10 million. Institutional investors are responsible for indicating their eligibility to purchase Class Z shares at the time of purchase. Certain financial intermediaries may require that investments by their institutional investor clients in Class Z shares be placed directly with the Fund's Transfer Agent. Please contact the Transfer Agent at (800) 225-1852 for further details.

Mutual Fund Programs. Class Z shares can be purchased by participants in any fee-based program or trust program sponsored by Prudential or an affiliate that includes the Fund as an available option. Class Z shares also can be purchased by investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential, or whose programs are available through financial intermediaries that have agreements with Prudential, relating to:

  Mutual fund "wrap" or asset allocation programs where the sponsor places fund trades, links its clients' accounts to a master account in the sponsor's name and charges its clients a management, consulting or other fee for its services; or
  Mutual fund "supermarket" programs where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients more than one class of shares in the Fund in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in a share class offered by the program before selecting a share class.

Group Retirement Plans. Group retirement plans, including 401(k) plans, Keogh plans, profit-sharing pension plans, money purchase pension plans, target benefit plans, defined benefit plans, Taft-Hartley multi-employer pension plans, SEP-IRA and SARSEP plans, SIMPLE IRA plans, 457 plans, 403(b) plans, non-qualified deferred compensation plans and other defined contribution plans may purchase Class Z shares. The availability of Class Z shares for group retirement plans will depend upon the policies of your financial intermediary and/or the recordkeeper for your plan. If Prudential Retirement Services is the recordkeeper for your group retirement plan, you may call Prudential at (800) 353-2847 with any questions. Otherwise, investors in group retirement plans should contact their financial intermediary with any questions regarding availability of Class Z shares.

The JennisonDryden mutual funds and Prudential Trust Company, the custodian for the 403(b) participant custodial accounts, have collectively decided to discontinue offering participant-directed 403(b) custodial accounts. The Fund no longer accepts contributions for investment into participant-directed 403(b) custodial accounts for which Prudential Trust Company serves as the custodian under the employer's written plan. Contributions received on your behalf from your employer will be returned to your employer. This change does not affect any investments you may have under a 403(b) annuity contract with Prudential Retirement. Future investment in the Fund through a 403(b) plan may be available through a custodial account held with your employer's third party administrator. You should check with your employer to determine if this is an option.

Other Types of Investors. Class Z shares also can be purchased by any of the following:

  Certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by Prudential for whom Class Z shares of the Prudential mutual funds are an available option;
  Current and former Directors/Trustees of the JennisonDryden or Strategic Partners mutual funds;
  Prudential, with an investment of $10 million or more; and
  Qualified state tuition programs (529 plans).

Qualifying for Class R Shares
Group Retirement Plans. Class R shares are offered for sale to (i) certain group retirement plans, including 401(k) plans, Keogh plans, profit-sharing pension plans, money purchase pension plans, target benefit plans, defined benefit plans, Taft Hartley multi-employer pension plans, SEP IRA and SARSEP plans, SIMPLE IRA plans, 457 plans, 403(b) plans, non-qualified deferred compensation plans, and other defined contribution plans and (ii) IRAs that are held on the books of a Fund through omnibus level accounts, including The SmartSolution IRA offered by Prudential Retirement. The availability of Class R shares for group retirement plans or IRAs will depend upon the policies of your financial intermediary and/or the recordkeeper for your plan. If Prudential Retirement Services is the recordkeeper for your group retirement plan, you may call Prudential at (800) 353-2847 with any questions. Investors in SmartSolution IRA accounts through Prudential's Personal Retirement Services unit can call 888-244-6237 with any questions regarding how to purchase shares. Otherwise, investors in group retirement plans should contact their financial intermediary with any questions regarding availability of Class R shares.

How Financial Services Firms are Compensated for Selling JennisonDryden Mutual Funds

JennisonDryden Mutual Funds are distributed by Prudential Investment Management Services LLC (the Distributor), a broker-dealer that is licensed to sell securities. The Distributor generally does not sell shares of the Funds directly to the public, but instead markets and sells JennisonDryden Mutual Funds through other broker-dealers, 401(k) providers, retirement plan administrators, and other financial intermediaries. For ease of reference, we refer to all financial intermediaries collectively as "financial services firms." Each JennisonDryden Mutual Fund is managed by the Manager.

Only persons licensed with the Financial Industry Regulatory Authority, Inc. (FINRA), as a registered representative (often referred to as a broker or financial adviser) and associated with a specific financial services firm may sell shares of a JennisonDryden Mutual Fund to you, or to a retirement plan in which you participate.

Rule 12b-1 Fees & Sales Charges. The Distributor has agreements in place with financial services firms defining how much each firm will be paid for the sale of a particular JennisonDryden Mutual Fund from front-end sales charges, if any, paid by Fund shareholders and from fees paid to the Distributor by the Fund pursuant to Rule 12b-1 under the 1940 Act (Rule 12b-1). These financial services firms then pay their registered representatives who sold you the JennisonDryden Mutual Fund some or all of what they received from the Distributor. The registered representatives may receive a payment when the sale is made and can, in some cases, continue to receive ongoing payments while you are invested in the JennisonDryden Mutual Fund.

"Revenue Sharing" Payments. In addition to the compensation received by financial services firms as described above, the Manager or certain of its affiliates (but not the Distributor) may make additional payments (which are often referred to as "revenue sharing" payments) to the financial services firms from the Manager's or certain affiliates' own resources, including from the profits derived from management or other fees received from the Fund, without additional direct or indirect cost to the Fund or its shareholders. Revenue sharing payments are in addition to the front-end sales charges paid by Fund shareholders or fees paid pursuant to plans adopted in accordance with Rule 12b-1. The Manager or certain of its affiliates may revise the terms of any existing revenue sharing arrangement, and may enter into additional revenue sharing arrangements with other financial services firms in the future.

Revenue sharing arrangements are intended to foster the sale of Fund shares and/or to compensate financial services firms for assisting in marketing or promotional activities in connection with the sale of Fund shares. In exchange for revenue sharing payments, the Fund generally expects to receive the opportunity for the Fund to be sold through the financial services firms' sales force or access to third-party platforms or other marketing programs, including but not limited to mutual fund "supermarket" platforms or other sales programs. To the extent that financial services firms receiving revenue sharing payments sell more shares of the Fund, the Manager and Distributor benefit from the increase in Fund assets as a result of the management and distribution fees they receive from the Fund, respectively. Increased sales of Fund shares also may benefit shareholders, since an increase in Fund assets may allow the Fund to expand its investment opportunities, and increased Fund assets may result in reduced Fund operating expenses.

Revenue sharing payments, as well as the other types of payments described above, may provide an incentive for financial services firms and their registered representatives to recommend or sell shares of the Fund to you and in doing so may create conflicts of interest between the firms' financial interests and their duties to customers.

If your Fund shares are purchased through a retirement plan, the Manager or certain of its affiliates (but not the Distributor) may also make revenue sharing payments to the plan's record keeper or an affiliate, which generally is not a registered broker-dealer. Rule 12b-1 fees and sales charges may only be paid to a registered broker-dealer.

It is likely that financial services firms that execute portfolio transactions for the Fund will include those firms with which the Manager and/or certain of its affiliates have entered into revenue sharing arrangements. Neither the Manager nor any subadviser may consider sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. The Manager and certain of its affiliates will not use Fund brokerage as any part of revenue sharing payments to financial services firms.

Revenue sharing payments are usually calculated based on a percentage of Fund sales and/or Fund assets attributable to a particular financial services firm. Payments may also be based on other criteria or factors, for example, a fee per each transaction. Specific payment formulas are negotiated based on a number of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets, target markets, customer relationships and scope and quality of services provided. The Manager and/or certain of its affiliates make such payments to financial services firms in amounts that generally range from .02% up to .20% of Fund assets serviced and maintained by the financial services firms or from .10% to .25% of sales of Fund shares attributable to the firm. In addition, the Manager and/or certain of its affiliates may pay flat fees on a one-time or irregular basis for the initial set-up of the Fund on a financial services firm's systems, participation or attendance at a financial services firm's meeting, or for other reasons. These amounts are subject to change. In addition, the costs associated with visiting the financial services firms to make presentations, and/or train and educate the personnel of the financial services firms, may be paid by the Manager and/or certain of its affiliates, subject to applicable FINRA regulations.

Please contact the registered representative (or his or her firm) who sold shares of the Fund to you for details about any payments the financial services firm may receive from the Manager and/or certain of its affiliates. You should review your financial services firm's disclosure and/or talk to your financial services firm to obtain more information on how this compensation may have influenced your financial services firm's recommendation of the Fund. Additional information regarding these revenue sharing payments is included in the SAI which is available to you at no additional charge.

Other Payments Received by Financial Services Firms
Administrative, Sub-Accounting and Networking Fees. In addition to, rather than in lieu of, the fees that the Fund may pay to financial services firms as described above, and the fees the Fund pays to the Transfer Agent, the Transfer Agent or its affiliates may enter into additional agreements on behalf of the Fund with financial services firms pursuant to which the Fund will pay financial services firms for certain administrative, sub-accounting and networking services. These services include maintenance of shareholder accounts by the firms, such as record-keeping and other activities that otherwise would be performed by the Transfer Agent. Sub-accounting services encompass activities that reduce the burden of record-keeping to the Fund. Administrative fees are paid to a firm that undertakes, for example, shareholder communications on behalf of the Fund. Networking services are services undertaken to support the electronic transmission of shareholder purchase and redemption orders through the National Securities Clearing Corporation.

These payments, as discussed above, are paid out of Fund assets and generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a financial services firm or (2) a fixed dollar amount for each account serviced by a financial services firm. From time to time, the Manager or certain of its affiliates (but not the Distributor) also may pay a portion of the fees for the services to the financial services firms at their own expense and out of their own resources.

Anti-Money Laundering
In accordance with federal law, the Fund has adopted policies designed to deter money laundering. Under the policies, the Fund shall not knowingly engage in financial transactions that involve proceeds from unlawful activity or support terrorist activities, and shall file government reports, including those concerning suspicious activities, as required by applicable law. The Fund will seek to confirm the identity of potential shareholders to include both individuals and entities through documentary and non-documentary methods. Non-documentary methods may include verification of name, address, date of birth and tax identification number with selected credit bureaus. The Fund has also appointed an Anti-Money Laundering Compliance Officer to oversee the Fund's anti-money laundering policies.

Understanding the Price You'll Pay

The price you pay for each share of the Fund is based on the share value. The share value of a mutual fund — known as the net asset value or NAV — is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. For example, if the value of the investments held by Fund XYZ (minus its liabilities) is $1,000 and there are 100 shares of Fund XYZ owned by shareholders, the value of one share of the Fund — or the NAV — is $10 ($1,000 divided by 100).

Mutual Fund Shares

The NAV of mutual fund shares changes every day because the value of a fund's portfolio changes constantly. For example, if Fund XYZ holds ACME Corp. bonds in its portfolio and the price of ACME bonds goes up, while the value of the Fund's other holdings remains the same and expenses don't change, the NAV of Fund XYZ will increase.

The Fund's portfolio securities are valued based upon market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Board.

With respect to any portion of the Fund's assets that are invested in one or more open-end investment companies, the Fund's NAV will be calculated based upon the NAV of the investment company in which the Fund invests.

The Fund may also use fair value pricing if it determines that a market quotation is not reliable based on, among other things, events or market conditions that occur after the quotation is derived or after the closing of the primary market on which the security is traded, but before the time that the Fund's NAV is determined. This use of fair value pricing most commonly occurs with securities that are primarily traded outside the U.S. because such securities present time-zone arbitrage opportunities when events or conditions affecting the prices of specific securities or the prices of securities traded in such markets generally occur after the close of the foreign markets but prior to the time the Fund determines its NAV. The Fund may also use fair value pricing with respect to U.S.-traded securities if, for example, trading in a particular security is halted and does not resume before the Fund calculates its NAV or the exchange on which a security is traded closes early. In addition, fair value pricing is used for securities where the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Manager (or subadviser) does not represent fair value. Different valuation methods may result in differing values for the same security. The fair value of a portfolio security that the Fund uses to determine its NAV may differ from the security's quoted or published price. If the Fund needs to implement fair value pricing after the NAV publishing deadline but before shares of the Fund are processed, the NAV you receive or pay may differ from the published NAV price.

For purposes of computing the Fund's NAV, we will value the Fund's futures contracts 15 minutes after the close of regular trading on the New York Stock Exchange (NYSE). Except when we fair value securities, we normally value each foreign security held by the Fund as of the close of the security's primary market. Fair value pricing procedures are designed to result in prices for the Fund's securities and its NAV that are reasonable in light of the circumstances which make or have made market quotations unavailable or unreliable, and may have the effect of reducing arbitrage opportunities available to short-term traders. There is no assurance, however, that fair value pricing will more accurately reflect the market value of a security than the market price of such security on that day or that it will prevent dilution of the Fund's NAV by short-term traders.

We determine the Fund's NAV once each business day at the close of regular trading on the NYSE, usually 4:00 p.m. New York time. The NYSE is closed on most national holidays and Good Friday. We do not price, and you will not be able to purchase or redeem, the Fund's shares on days when the NYSE is closed but the primary markets for the Fund's foreign securities are open, even though the value of these securities may have changed. Conversely, the Fund will ordinarily price its shares, and you may purchase and redeem shares, on days that the NYSE is open but foreign securities markets are closed. We may not determine the NAV of the Fund on days when we have not received any orders to purchase, sell or exchange the Fund's shares, or when changes in the value of the Fund's portfolio do not materially affect its NAV.

What Price Will You Pay for Shares of the Fund? For Class A and Class L shares, you'll pay the public offering price, which is the NAV next determined after we receive your order to purchase, plus an initial sales charge (unless you're entitled to a waiver). For all other share classes, you will pay the NAV next determined after we receive your order to purchase (remember, there are no up-front sales charges for these share classes). Your broker may charge you a separate or additional fee for purchases of shares. Unless regular trading on the NYSE closes before 4:00 p.m. New York time, or later than 4:00 p.m. New York time, your order to purchase must be received by the Transfer Agent by 4:00 p.m. New York time in order to receive that day's NAV. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to purchase is received by the Transfer Agent after the close of regular trading on the NYSE.

Additional Shareholder Services

As a Fund shareholder, you can take advantage of the following services and privileges:

Automatic Reinvestment. As we explained in the "Fund Distributions and Tax Issues" section, the Fund pays out — or distributes — its net investment income and net capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV, without any sales charge. If you want your distributions paid in cash, you can indicate this preference on your application, or by notifying your broker or the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends. Distributions of $10.00 or less may not be paid out in cash, but may be automatically reinvested into your account. For accounts held at the Transfer Agent (PMFS), distributions of $10.00 or less on non-retirement accounts will not be paid out in cash, but will be automatically reinvested into your account.

Prudential Mutual Fund Services LLC
P.O. Box 9658
Providence, RI 02940

Automatic Investment Plan. You can make regular purchases of the Fund by having a fixed amount of money automatically withdrawn from your bank or brokerage account at specified intervals. The minimum for subsequent investments through newly-established AIP accounts must be at least $1,200 annually.

Retirement Plan Services. Prudential offers a wide variety of retirement plans for individuals and institutions, including large and small businesses. For information on IRAs, including Roth IRAs or SEP-IRAs for a one-person business, please contact your financial adviser. If you are interested in opening a 401(k) or other company-sponsored retirement plan (SIMPLE IRAs, SEP plans, Keoghs, 403(b)(7) plans, pension and profit-sharing plans), your financial adviser will help you determine which retirement plan best meets your needs. Complete instructions about how to establish and maintain your plan and how to open accounts for you and your employees will be included in the retirement plan kit you receive in the mail.

Systematic Withdrawal Plan. A Systematic Withdrawal Plan is available that will provide you with monthly, quarterly, semi-annual or annual redemption checks. The Systematic Withdrawal Plan is not available to participants in certain retirement plans. Please contact PMFS at (800) 225-1852 for more details.

Reports to Shareholders. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce Fund expenses, we may send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise. If each Fund shareholder in your household would like to receive a copy of the Fund's prospectus, shareholder report and proxy statement, please call us toll free at (800) 225-1852. We will begin sending additional copies of these documents within 30 days of receipt of your request.

HOW TO SELL YOUR SHARES

You can sell your Fund shares for cash (in the form of a check) at any time, subject to certain restrictions. For more information about these restrictions, see "Restrictions on Sales" below.

When you sell shares of a Fund — also known as redeeming your shares — the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell (less any applicable CDSC). If your broker holds your shares, your broker must receive your order to sell no later than the time regular trading on the NYSE closes-- which is usually 4:00 p.m. New York time-- to process the sale on that day. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. Otherwise, contact:

Prudential Mutual Fund Services LLC
P.O. Box 9658
Providence, RI 02940

Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to seven days from the purchase date. Your broker may charge you a separate or additional fee for sales of shares.

As a result of restrictions on withdrawals and transfers imposed by Section 403(b) of the Internal Revenue Code, we may consider a redemption request to not be in good order until we obtain information from your employer that is reasonably necessary to ensure that the payment is in compliance with such restrictions, if applicable. In such an event, the redemption request will not be in good order and we will not process it until we obtain information from your employer.

Restrictions on Sales
There are certain times when you may not be able to sell shares of the Fund or when we may delay paying you the proceeds from a sale. As permitted by the Commission, the former may happen only during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI.

If you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order medallion signature guaranteed if:

  You are selling more than $100,000 of shares;
  You want the redemption proceeds made payable to someone that is not in our records;
  You want the redemption proceeds sent to some place that is not in our records;
  You are a business or a trust; or
  You are redeeming due to the death of the shareholder or on behalf of the shareholder.

The medallion signature guarantee may be obtained from an authorized officer from a bank, broker, dealer, securities exchange or association, clearing agency, savings association, or credit union that is participating in one of the recognized medallion guarantee programs (STAMP, SEMP, or NYSE MSP). The medallion signature guarantee must be appropriate for the dollar amount of the transaction. The Transfer Agent reserves the right to reject transactions where the value of the transaction exceeds the value of the surety coverage indicated on the medallion imprint. For more information, see the SAI.

Contingent Deferred Sales Charge (CDSC)
If you sell shares during certain periods of time (the CDSC periods) after purchase, you may have to pay a CDSC. The CDSC period and the CDSC rate for each share class are set forth in the table below:

	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8
Class A	1%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class B	5%	4%	3%	2%	1%	1%	N/A	N/A
Class C	1%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class L	1%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class M	6%	5%	4%	3%	2%	2%	1%	N/A
Class X	6%	5%	4%	4%	3%	2%	2%	1%
Notes to CDSC Table:

° No CDSC is payable for any share class for the ninth year after purchase and any following year.
° Although you are not subject to an initial sales charge, you will be subject to a 1% CDSC if you purchase $1 million or more of Class A or Class L shares and redeem those shares within 12 months of purchase.
° No CDSC is applicable to Class R or Class Z shares.

If you sell Class B shares within six years of purchase, Class C shares within 12 months of purchase, Class M shares within seven years of purchase or Class X shares within eight years of purchase, you will have to pay a CDSC. In addition, if you purchase $1 million or more of Class A or Class L shares, although you are not subject to an initial sales charge, you are subject to a 1% CDSC for shares redeemed within 12 months of purchase. (The CDSC is waived for purchases by certain retirement and/or benefit plans.) To keep the CDSC as low as possible, we will sell amounts representing shares in the following order:

  Amounts representing shares you purchased with reinvested dividends and distributions,
  Amounts representing the increase in NAV above the total amount of payments for shares made during the past 12 months for Class A or Class L shares (in certain cases), six years for Class B shares, 12 months for Class C shares, seven years for Class M shares and eight years for Class X shares,
  Any bonus shares received by investors when purchasing Class X shares, and
  Amounts representing the cost of shares held beyond the CDSC period (12 months for Class A or Class L shares (in certain cases), six years for Class B shares, 12 months for Class C shares, seven years for Class M shares and eight years for Class X shares).

Since shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you to avoid - or at least minimize - the CDSC.

Having sold the exempt shares first, if there are any remaining shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.

The CDSC is calculated based on the lesser of the original purchase price or the redemption proceeds, except that the CDSC is calculated based on a share's NAV at the time of purchase for Class M and Class X shares purchased prior to January 1, 2002. For Class M and Class X purchases made after January 1, 2002 the CDSC will be calculated based on the original cost of the purchase. The rate decreases on the anniversary date of your purchase (except for Class M and X purchases for which the rate decreases on the first day of the anniversary month of your purchase, not on the anniversary date itself). The holding period for purposes of determining the applicable CDSC will be calculated from the anniversary date of the purchase, excluding any time Class B or Class C shares were held in a money market fund.

Waiver of the CDSC - Class B, Class M and Class X Shares
The CDSC will be waived if the Class B, Class M and Class X shares are sold:

  After a shareholder is deceased or disabled (or, in the case of a trust account, the death or disability of the grantor). This waiver applies to individual shareholders, as well as shares held in joint tenancy, provided the shares were purchased before the death or disability,
  To provide for certain distributions - made without IRS penalty - from a tax-deferred retirement plan, IRA or Section 403(b) custodial account, and
  On certain sales effected through a Systematic Withdrawal Plan.

For more information on the above and other waivers, see the SAI.

Waiver of the CDSC — Class C Shares
Benefit Plans. The CDSC will be waived for redemptions by certain group retirement plans for which Prudential or brokers not affiliated with Prudential provide administrative or recordkeeping services. The CDSC also will be waived for certain redemptions by benefit plans sponsored by Prudential and its affiliates. For more information, call Prudential at (800) 353-2847.

Redemption In Kind
If the sales of Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker. You would also be responsible for any tax consequences resulting from your ownership of the securities.

Involuntary Redemption of Small Accounts
If the value of your account is less than $500 for any reason, we may sell your shares (without charging any CDSC) and close your account. We would do this to minimize the Fund's expenses paid by other shareholders. The involuntary sale provisions do not apply to AIP accounts, employee savings plan accounts, payroll deduction plan accounts, or retirement accounts (such as a 401(k) plan, an IRA or other qualified or tax-deferred plan or account). Prior thereto, if you make a sale that reduces your account value to less than the threshold, we may sell the rest of your shares (without charging any CDSC) and close your account; this involuntary sale does not apply to shareholders who own their shares as part of a retirement account. For more information, see "Purchase, Redemption and Pricing of Fund Shares - Involuntary Redemption" in the SAI. If the value of your account is less than $2,500, with certain exclusions, a $15 annual small account maintenance fee will be deducted from your account, and any applicable CDSC on the shares redeemed to pay the $15 small account maintenance fee will be waived. For more information, see "Purchase, Redemption and Pricing of Fund Shares – Small Account Maintenance Fee" in the SAI.

90-Day Repurchase Privilege
After you redeem your shares (except for Class L, Class M and Class X shares), you have a 90-day period during which you may reinvest back into your account any of the redemption proceeds in shares of the same Fund without paying an initial sales charge. After you redeem your Class L, Class M and Class X shares, you have a 90-day period during which you may reinvest back into your account any of the redemption proceeds in Class A shares of the same Fund without paying an initial sales charge. For Class B shares, if you paid a CDSC when you redeemed your Class B shares, we will credit your account with the appropriate number of shares to reflect the amount of the CDSC you paid on that reinvested portion of your redemption proceeds. In order to take advantage of this one-time privilege, you must notify the Transfer Agent or your broker at the time of the repurchase. For more information, see the SAI.

Retirement Plans
To sell shares and receive a distribution from your retirement account, call your broker or the Transfer Agent for a distribution request form. There are special distribution and income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer or plan trustee, you must arrange for the distribution request to be signed and sent by the plan administrator or trustee. For additional information, see the SAI.

HOW TO EXCHANGE YOUR SHARES

You can exchange your shares of the Fund for shares of the same class in certain other JennisonDryden mutual funds - including certain money market funds - if you satisfy the minimum investment requirements. For example, you can exchange Class Z shares of a Fund for Class Z shares of another JennisonDryden mutual fund, but you cannot exchange Class Z shares for Class A, Class B, Class C, Class L, Class M, Class R, or Class X shares. We may change the terms of any exchange privilege after giving you 60 days' notice.

For investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential, or whose programs are available through financial intermediaries that have agreements with Prudential relating to mutual fund "wrap" or asset allocation programs or mutual fund "supermarket" programs, an exchange may be made from Class A to Class Z shares of the Fund in certain limited circumstances. Contact your program sponsor or financial intermediary with any questions.

If you hold shares through a broker, you must exchange shares through your broker. Otherwise contact:

Prudential Mutual Fund Services LLC
P.O. Box 9658
Providence, RI 02940

There is no sales charge for exchanges of Class Z shares.

Remember, as we explained in the section entitled "Fund Distributions and Tax Issues — If You Sell or Exchange Your Shares," exchanging shares is considered a sale for tax purposes. Therefore, if the shares you exchange are worth more than the amount that you paid for them, you may have to pay capital gains tax. For additional information about exchanging shares, see the SAI.

Frequent Purchases and Redemptions of Fund Shares
The Fund seeks to prevent patterns of frequent purchases and redemptions of Fund shares by its shareholders. Frequent purchases and sales of shares of the Fund may adversely affect Fund performance and the interests of long-term investors. When a shareholder engages in frequent or short-term trading, the Fund may have to sell portfolio securities to have the cash necessary to redeem the shareholder's shares. This can happen when it is not advantageous to sell any securities, so the Fund's performance may be hurt. When large dollar amounts are involved, frequent trading can also make it difficult to use long-term investment strategies because the Fund cannot predict how much cash it will have to invest. In addition, if the Fund is forced to liquidate investments due to short-term trading activity, it may incur increased brokerage and tax costs. Similarly, the Fund may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of short-term trading. Moreover, frequent or short-term trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Funds that invest in foreign securities may be particularly susceptible to frequent trading because time zone differences among international stock markets can allow a shareholder engaging in frequent trading to exploit fund share prices that may be based on closing prices of foreign securities established some time before the fund calculates its own share price. Funds that invest in certain fixed-income securities, such as high-yield bonds or certain asset-backed securities, may also constitute an effective vehicle for a shareholder's frequent trading strategy.

The Fund does not knowingly accommodate or permit frequent trading, and the Board has adopted policies and procedures designed to discourage or prevent frequent trading activities by Fund shareholders. In an effort to prevent such practices, the Fund's Transfer Agent monitors trading activity on a daily basis. The Fund has implemented a trading policy that limits the number of times a shareholder may purchase Fund shares or exchange into the Fund and then sell those shares within a specified period of time (a "round-trip transaction") as established by the Fund's Chief Compliance Officer (CCO). The CCO is authorized to set and modify the parameters of the trading policy at any time as required to prevent the adverse impact of frequent trading on Fund shareholders.

The CCO has defined frequent trading as one or more round-trip transactions in shares of the Fund within a 30-day period. If this occurs, the shareholder's account will be subject to a 60-day warning period, commencing on the first day of the following month. If a second round-trip occurs before the conclusion of the 60-day warning period, a trading suspension will be placed on the account by the Fund's transfer agent, that will remain in effect for 90 days. The trading suspension will relate to purchases and exchange purchases (but not redemptions) in the Fund in which the frequent trading occurred. Exceptions to the trading policy will not normally be granted.

Transactions in the Prudential money market funds are excluded from this policy. In addition, the policy does not apply to the JennisonDryden Asset Allocation Funds, which are structured as "funds-of-funds," and invest primarily in other mutual funds within the JennisonDryden fund family.

The Fund reserves the right to reject or cancel, without prior notice, all additional purchases or exchanges into the Fund by a shareholder. Moreover, the Fund may direct a broker-dealer or other intermediary to block a shareholder account from future trading in the Fund. The Transfer Agent will monitor trading activity over $25,000 per account on a daily basis for a rolling 30-day period. If a purchase into the Fund is rejected or cancelled, the shareholder will receive a return of the purchase amount.

If the Fund is offered to qualified plans on an omnibus basis or if Fund shares may be purchased through other omnibus arrangements, such as through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, or an administrator or trustee of a retirement plan ("Intermediaries") that holds your shares in an account under its name, Intermediaries maintain the individual beneficial owner records and submit to the Fund only aggregate orders combining the transactions of many beneficial owners. The Fund itself generally cannot monitor trading by particular beneficial owners. The Fund has notified Intermediaries in writing that it expects the Intermediaries to impose restrictions on transfers by beneficial owners. Intermediaries may impose different or stricter restrictions on transfers by beneficial owners. Consistent with the restrictions described above, investments in the Fund through retirement programs administered by Prudential Retirement will be similarly identified for frequent purchases and redemptions and appropriately restricted.

The Transfer Agent also reviews the aggregate net flows in excess of $1 million. In those cases, the trade detail is reviewed to determine if any of the activity relates to potential offenders. In cases of omnibus orders, the Intermediary may be contacted by the Transfer Agent to obtain additional information. The Transfer Agent has the authority to cancel all or a portion of the trade if the information reveals that the activity relates to potential offenders. Where appropriate, the Transfer Agent may request that the Intermediary block a financial adviser or client from accessing the Fund. If necessary, the Fund may be removed from a particular Intermediary's platform.

Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Fund to prevent such trading, there is no guarantee that the Fund, the Transfer Agent or Intermediaries will be able to identify these shareholders or curtail their trading practices. The Fund does not have any arrangements intended to permit trading of its shares in contravention of the policies described above.

Telephone Redemptions or Exchanges
You may redeem your shares of the Fund if the proceeds of the redemption do not exceed $100,000 or exchange your shares in any amount by calling the Fund at (800) 225-1852 and communicating your instructions in good order to a customer service representative before 4:00 p.m. New York time. You will receive a redemption or exchange amount based on that day's NAV. Certain restrictions apply; please see the section entitled "How to Sell Your Shares - Restrictions on Sales" above for additional information. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell or exchange is received after the close of regular trading on the NYSE.

The Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Fund will not be liable for losses due to unauthorized or fraudulent telephone instructions if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable.

In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail or through your broker.

The telephone redemption and exchange procedures may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.

Expedited Redemption Privilege
If you have selected the Expedited Redemption Privilege, you may have your redemption proceeds sent directly to your bank account. Expedited redemption requests may be made by telephone or letter, must be received by the Fund prior to 4:00 p.m. New York time to receive a redemption amount based on that day's NAV and are subject to the terms and conditions regarding the redemption of shares. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. For more information, see the SAI. The Expedited Redemption Privilege may be modified or terminated at any time without notice.

FINANCIAL HIGHLIGHTS

Introduction

The financial highlights will help you evaluate the Fund's financial performance for the fiscal years ended August 31, 2009 and August 31, 2008, the eight month period ended August 31, 2007, and for the fiscal years ended December 31, 2006, 2005 and 2004. The total return in each chart represents the rate that a shareholder would have earned on an investment in that Fund, assuming investment at the start of the period and reinvestment of all dividends and other distributions. The information is for the periods indicated.

A copy of the Fund's annual report, along with the Fund's audited financial statements and report of independent registered public accounting firm, is available upon request, at no charge, as described on the back cover of this Prospectus.

The financial highlights from the fiscal years ended August 31, 2009 and August 31, 2008, the eight-month period ended August 31, 2007, and for the fiscal years ended December 31, 2006, 2005, and 2004 were derived from the financial statements audited by KPMG LLP, independent registered public accounting firm, whose report on those financial statements was unqualified.

CLASS A SHARES

Class A Shares (fiscal years ended 8/31/09-08, eight-month period ended 8/31/07, fiscal years ended 12/31/06-/04)

Per Share Operating Performance:	2009	2008	2007 (e)	2006	2005	2004
Net asset value, beginning of period	$5.19	$5.58	$5.80	$5.67	$5.93	$5.80
Income (loss) from investment operations:
Net investment income	.43	.43	.28	.41	.41	.41
Net realized and unrealized gain (loss) on investment transactions	(.34)	(.38)	(.22)	.15	(.24)	.14
Total from investment operations	.09	.05	.06	.56	.17	.55
Less Dividends:
Dividends from net investment income	(.44)	(.44)	(.28)	(.43)	(.43)	(.42)
Net asset value, end of period	$4.84	$5.19	$5.58	$5.80	$5.67	$5.93
Total return(a)	3.32%	.86%	.82%	10.24%	3.07%	9.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,009,183	$955,165	$1,099,469	$1,201,400	$1,251,927	$1,336,703
Average net assets (000)	$811,838	$1,024,892	$1,170,148	$1,205,856	$1,287,410	$1,318,334
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(b)	.91%	.88%	.92%(c)	.86%	.90%	.89%
Expenses, excluding distribution and service (12b-1) fees	.66%	.63%	.67%(c)	.61%	.65%	.64%
Net investment income	9.95%	7.99%	7.20%(c)	7.32%	7.09%	7.08%
Portfolio turnover rate	82%	63%	34%(d)	40%	51%	55%
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(c) Annualized.
(d) Not annualized.
(e) For period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(f) Does not include expenses of the underlying portfolios in which the Portfolio invests.

CLASS B SHARES

Class B Shares (fiscal years ended 8/31/09-08, eight-month period ended 8/31/07, fiscal years ended 12/31/06-/04)

Per Share Operating Performance:	2009	2008	2007(c)	2006	2005	2004
Net asset value, beginning of period	$5.19	$5.58	$5.79	$5.66	$5.92	$5.79
Income (loss) from investment operations:
Net investment income	.41	.40	.26	.38	.38	.38
Net realized and unrealized gain (loss) on investment transactions	(.35)	(.38)	(.21)	.15	(.24)	.14
Total from investment operations	.06	.02	.05	.53	.14	.52
Less Dividends:
Dividends from net investment income	(.42)	(.41)	(.26)	(.40)	(.40)	(.39)
Net asset value, end of period	$4.83	$5.19	$5.58	$5.79	$5.66	$5.92
Total return(a)	2.59%	.37%	.50%	9.70%	2.54%	9.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$85,727	$109,152	$160,265	$191,778	$281,304	$477,841
Average net assets (000)	$76,697	$132,653	$178,973	$232,435	$380,450	$545,044
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.41%	1.38%	1.42%(b)	1.36%	1.40%	1.39%
Expenses, excluding distribution and service (12b-1) fees	.66%	.63%	.67%(b)	.61%	.65%	.64%
Net investment income	9.44%	7.48%	6.69%(b)	6.82%	6.57%	6.62%
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b) Annualized.
(c) For the period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(d) Does not include expenses of the underlying portfolios in which the Portfolio invests.

CLASS C SHARES

Class C Shares (fiscal years ended 8/31/09-08, eight-month period ended 8/31/07, fiscal years ended 12/31/06-/04)

Per Share Operating Performance:	2009	2008	2007(d)	2006	2005	2004
Net asset value, beginning of period	$5.18	$5.58	$5.79	$5.66	$5.92	$5.79
Income (loss) from investment operations:
Net investment income	.41	.40	.26	.38	.38	.38
Net realized and unrealized gain (loss) on investment transactions	(.34)	(.39)	(.21)	.15	(.24)	.14
Total from investment operations	.07	.01	.05	.53	.14	.52
Less Dividends:
Dividends from net investment income	(.42)	(.41)	(.26)	(.40)	(.40)	(.39)
Net asset value, end of period	$4.83	$5.18	$5.58	$5.79	$5.66	$5.92
Total return(a)	2.83%	.18%	.49%	9.69%	2.54%	9.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$77,177	$49,660	$56,307	$54,036	$62,127	$83,412
Average net assets (000)	$50,393	$52,804	$58,540	$55,946	$70,914	$88,295
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(b)	1.41%	1.38%	1.42%(c)	1.36%	1.40%	1.39%
Expenses, excluding distribution and service (12b-1) fees	.66%	.63%	.67%(c)	.61%	.65%	.64%
Net investment income	9.42%	7.49%	6.70%(c)	6.82%	6.57%	6.61%
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(c) Annualized.
(d) For the period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(e) Does not include expenses of the underlying portfolios in which the Portfolio invests.

CLASS L SHARES

Class L Shares (fiscal years ended 8/31/09-08, fiscal period 3/26/07-8/31/07(a),(b))

Per Share Operating Performance:	2009	2008	2007
Net asset value, beginning of period	$5.19	$5.59	$5.86
Income (loss) from investment operations:
Net investment income	.42	.42	.18
Net realized and unrealized loss on investment transactions	(.34)	(.39)	(.27)
Total from investment operations	.08	.03	(.09)
Less Dividends:
Dividends from net investment income	(.43)	(.43)	(.18)
Net asset value, end of period	$4.84	$5.19	$5.59
Total return(c)	3.05%	.44%	(1.93)%

Ratios/Supplemental Data
Net assets, end of period (000)	$4,144	$5,114	$6,688
Average net assets (000)	$3,969	$5,980	$7,546
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.16%	1.13%	1.17%(d)
Expenses, excluding distribution and service (12b-1) fees	.66%	.63%	.67(d)
Net investment income	9.71%	7.73%	6.97(d)
(a) Inception date of Class L shares is 3-26-07.
(b) The Fund changed its fiscal year end from December 31 to August 31.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d) Annualized
(e) Does not include expenses of the underlying portfolios in which the Portfolio invests.

CLASS M SHARES

Class M Shares (fiscal years ended 8/31/09-08, fiscal period 3/26/07-8/31/07(a),(b))

Per Share Operating Performance:	2009	2008	2007
Net asset value, beginning of period	$5.19	$5.57	$5.84
Income (loss) from investment operations:
Net investment income	.41	.39	.17
Net realized and unrealized loss on investment transactions	(.35)	(.37)	(.27)
Total from investment operations	.06	.02	(.10)
Less Dividends:
Dividends from net investment income	(.41)	(.40)	(.17)
Net asset value, end of period	$4.84	$5.19	$5.57
Total return(c)	2.52%	.28%	(1.96)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,730	$14,831	$29,221
Average net assets (000)	$9,244	$22,037	$36,125
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.66%	1.63%	1.67%(d)
Expenses, excluding distribution and service (12b-1) fees	.66%	.63%	.67%(d)
Net investment income	9.20%	7.21%	6.63%(d)
(a) Inception date of Class M shares is 3-26-07.
(b) The Fund changed its fiscal year end from December 31 to August 31.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d) Annualized.
(e) Does not include expenses of the underlying portfolios in which the Portfolio invests.

CLASS R SHARES

Class R Shares (fiscal years ended 8/31/09-08, eight-month period ended 8/31/07, fiscal year ended 12/31/06 and fiscal period 6/6/05 - 12/31/05)

Per Share Operating Performance:	2009	2008	2007(e)	2006	2005(a)
Net asset value, beginning of period	$5.19	$5.59	$5.81	$5.67	$5.75
Income (loss) from investment operations:
Net investment income	.42	.42	.27	.42	.23
Net realized and unrealized gain (loss) on investment transactions	(.34)	(.39)	(.21)	.15	(.06)
Total from investment operations	.08	.03	.06	.57	.17
Less Dividends:
Dividends from net investment income	(.43)	(.43)	(.28)	(.43)	(.25)
Net asset value, end of period	$4.84	$5.19	$5.59	$5.81	$5.67
Total return(b)	3.07%	.47%	.56%	10.45%	2.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,698	$1,295	$851	$13	$2
Average net assets (000)	$1,580	$1,221	$401	$3	$2
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1)(c)	1.16%	1.13%	1.17%(d)	1.11%	1.15%(d)
Expenses, excluding distribution and service (12b-1) fees	.66%	.63%	.67%(d)	.61%	.65%(d)
Net investment income	9.64%	7.78%	7.19% (d)	7.45%	6.75%(d)
(a) Inception date of Class R shares is 6-6-05. Information shown for 2005 is for the fiscal period 6-6-05 through 12-31-05.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c) During the period, the distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(d) Annualized.
(e) For period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(f) Does not include expenses of the underlying portfolios in which the Portfolio invests.

CLASS X SHARES

Class X Shares (fiscal years ended 8/31/09-08, fiscal period 3/26/07-8/31/07(a),(b))

Per Share Operating Performance:	2009	2008	2007
Net asset value, beginning of period	$5.19	$5.57	$5.84
Income (loss) from investment operations:
Net investment income	.38	.38	.13
Net realized and unrealized loss on investment transactions	(.33)	(.36)	(.23)
Total from investment operations	.05	.02	(.10)
Less Dividends:
Dividends from net investment income	(.41)	(.40)	(.17)
Net asset value, end of period	$4.83	$5.19	$5.57
Total return(c)	2.32%	.30%	(1.97)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,878	$3,482	$4,527
Average net assets (000)	$2,152	$4,230	$5,300
Ratios to average net assets (e):
Expenses, including distribution and service (12b-1) fees	1.66%	1.63%	1.67%(d)
Expenses, excluding distribution and service (12b-1) fees	.66%	.63%	.67%(d)
Net investment income	9.19%	7.24%	5.43%(d)
(a) Inception date of Class X shares is 3-26-07.
(b) The Fund changed its fiscal year end from December 31 to August 31.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period repeated, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d) Annualized
(e) Does not include expenses of the underlying portfolios in which the Portfolio invests.

CLASS Z SHARES

Class Z Shares (fiscal years ended 8/31/09-08, eight-month period ended 8/31/07, fiscal years ended 12/31/06-/04)

Per Share Operating Performance:	2009	2008	2007(c)	2006	2005	2004
Net asset value, beginning of period	$5.20	$5.60	$5.81	$5.68	$5.94	$5.81
Income (loss) from investment operations:
Net investment income	.44	.45	.29	.43	.43	.42
Net realized and unrealized gain (loss) on investment transactions	(.34)	(.39)	(.21)	.14	(.24)	.15
Total from investment operations	.10	.06	.08	.57	.19	.57
Less Dividends:
Dividends from net investment income	(.45)	(.46)	(.29)	(.44)	(.45)	(.44)
Net asset value, end of period	$4.85	$5.20	$5.60	$5.81	$5.68	$5.94
Total return(a)	3.68%	.96%	.98%	10.51%	3.32%	10.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$74,322	$23,728	$21,364	$30,486	$24,130	$32,548
Average net assets (000)	$37,817	$22,081	$29,101	$26,634	$29,298	$32,828
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.66%	.63%	.67%(b)	.61%	.65%	.64%
Expenses, excluding distribution and service (12b-1) fees	.66%	.63%	.67%(b)	.61%	.65%	.64%
Net investment income	10.14%	8.24%	7.41%(b)	7.58%	7.32%	7.32%
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b) Annualized.
(c) For period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(d) Does not include expenses of the underlying portfolios in which the Portfolio invests.

GLOSSARY

FUND INDEXES

1% Issuer Capped Index. The Barclays Capital U. S. Corporate High Yield 1% Issuer Capped Index covers the universe of U.S. dollar denominated, non-convertible, fixed rate, non-investment grade debt. Issuers are capped at 1% of the Index. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of sales charges, operating expenses and taxes. Source: Barclays Capital.

Lipper Average. The Lipper Average is based on the average return of all mutual funds in the Lipper High Current Yield category. Returns do not include the effect of any sales charges. Returns would be lower if sales charges were reflected. Source: Lipper Inc.

APPENDIX A

Description of Security Ratings

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Debt Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating category from Aa to Caa. The modifier 1 indicates that the issuer is in the higher end of its letter rating category; the modifier 2 indicates a mid-range ranking; the modifier 3 indicates that the issuer is in the lower end of the letter ranking category.

Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

  Leading market positions in well-established industries.
  High rates of return on funds employed.
  Conservative capitalization structure with moderate reliance on debt and ample asset protection.
  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
  Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MIG 1: This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

STANDARD & POOR'S RATINGS SERVICES (S&P)

Long-Term Issue Credit Ratings

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Commercial Paper Ratings

A-1: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Notes Ratings

An S&P notes rating reflects the liquidity factors and market risks unique to notes. Notes due in three years or less will likely receive a notes rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

  Amortization schedule-the longer the final maturity relative to other maturities the more likely it will be treated as a note.
  Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

FITCH RATINGS LTD.

International Long-Term Credit Ratings

AAA: Highest Credit Quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB: Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

International Short-Term Credit Ratings

F1: Highest Credit Quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2: Good Credit Quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3: Fair Credit Quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic investment.

Plus (+) or Minus (-): Plus or minus signs may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, to categories below CCC, or to short-term ratings other than F1.

FOR MORE INFORMATION Please read this Prospectus before you invest in the Fund and keep it for future reference. For information or shareholder questions contact:
MAIL Prudential Mutual Fund Services LLC PO Box 9658 Providence, RI 02940 TELEPHONE (800) 225-1852 (973) 367-3529 (from outside the U.S.) WEBSITE www.jennisondryden.com	OUTSIDE BROKERS SHOULD CONTACT Prudential Investment Management Services LLC PO Box 9658 Providence, RI 02940 TELEPHONE (800) 778-8769

  E-DELIVERY
  To receive your mutual fund documents on-line, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:
MAIL Securities and Exchange Commission Public Reference Section Washington, DC 20549-1520 ELECTRONIC REQUEST publicinfo@sec.gov (The SEC charges a fee to copy documents)	IN PERSON Public Reference Room located at 100 F Street, N.E. in Washington, DC For hours of operation, call (202) 551-8090 VIA THE INTERNET on the EDGAR Database at www.sec.gov

The Annual and Semi-Annual Reports and the SAI contain additional information about the Fund. Shareholders may obtain free copies of the SAI, Annual Report and Semi-Annual Report as well as other information about the Fund and may make other shareholder inquiries through the telephone number, address and website listed above.
STATEMENT OF ADDITIONAL INFORMATION (SAI) (incorporated by reference into this Prospectus) SEMI-ANNUAL REPORT	ANNUAL REPORT (contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year)

Dryden High Yield Fund, Inc.
Share Class	A	B	C	L	M	X	R	Z
NASDAQ	PBHAX	PBHYX	PRHCX	N/A	DHYMX	N/A	JDYRX	PHYZX
CUSIP	262438104	262438203	262438302	262438609	262438708	262438807	262438500	262438401

PART C
OTHER INFORMATION

Item 23.  Exhibits.

(a)(1) Restated Articles of Incorporation. Incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 22 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1994 (File No. 2-63394).

(2) Articles of Amendment. Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1995 (File No. 2-63394).

(3) Articles Supplementary. Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1995 (File No. 2-63394).

(4) Articles Supplementary. Incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A filed via EDGAR on February 28, 1996 (File No. 2-63394).

(5) Articles Supplementary. Incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 31 to the Registration Statement filed on Form N-1A via EDGAR on December 31, 1998 (File No. 2-63394).

(6) Articles Supplementary. Incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 37 to the Registration Statement filed on Form N-1A (File No. 2-63394) filed via EDGAR on March 1, 2004.

(7) Articles of Amendment. Incorporated by reference to Exhibit (a)(7) to Post-Effective Amendment No. 37 to the Registration Statement filed on Form N-1A (File No. 2-63394) filed via EDGAR on March 1, 2004.

(8) Articles of Amendment and Restatement. Incorporated by reference to Exhibit (a)(8) to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A (File No. 2-63394) filed via EDGAR on March 1, 2004.

(9) Articles Supplementary dated January 21, 2005. Incorporated by reference to Exhibit (a)(9) to Post-Effective Amendment No. 40 to the Registration Statement on Form N1-A (File No. 2-63394) filed via EDGAR on March 25, 2005.

(10) Certificate of Correction dated March 21, 2005. Incorporated by reference to Exhibit (a)(10) to Post-Effective Amendment No. 40 to the Registration Statement on Form N1-A (File No. 2-63394) filed via EDGAR on March 25, 2005.

(11) Articles Supplementary dated December 8, 2006.  Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 42 to the Registration Statement in Form N-1A (File No. 2-63394) filed via EDGAR on December 15, 2006.

(b) Amended and Restated By-Laws, as amended and restated as of November 16, 2004, of the Registrant. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 38 to the Registration Statement in Form N1-A (File No. 2-63394) filed via EDGAR on December 23, 2004.

(c) Instruments defining rights of holders of the securities being offered. Incorporated by reference to Exhibits Nos. 1 and 2 above.

(d)(1) Management Agreement between the Registrant and Prudential Investments LLC. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 37 to the Registration Statement filed on Form N-1A (File No. 2-63394) filed via EDGAR on March 1, 2004.

(2) Subadvisory Agreement between Prudential Investments LLC and Prudential Investment Management, Inc. Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A (File No. 2-63394) filed via EDGAR on March 1, 2004.

(e) (1) Amended and Restated Distribution Agreement between the Registrant and Prudential Investment Management Services LLC.  Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 42 to the Registration Statement in Form N-1A (File No. 2-63394) filed via EDGAR on December 15, 2006.

(2) Amended and Restated Distribution Agreement between the Registrant and American Skandia Marketing, Incorporated.  Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 42 to the Registration Statement in Form N-1A (File No. 2-63394) filed via EDGAR on December 15, 2006.

(3) Form of Selected Dealer Agreement. Incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 31 to the Registration Statement filed on Form N-1A via EDGAR on December 31, 1998 (File No. 2-63394).

(f) Not applicable.

(g)(1) Custodian Agreement between the Registrant and The Bank of New York (BNY).  Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 41 to the Registration Statement on Form N1-A (File No. 2-63394) filed via EDGAR on March 2, 2006.

(2) Amendment dated December 27, 2007 to Custodian Agreement between the Registrant and BNY.  Incorporated by reference to the JennisonDryden Portfolios Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed via EDGAR on December 21, 2007 (File No. 33-9269).

(3) Amendment dated June 30, 2009 to Custodian Agreement between the Registrant and BNY.  Incorporated by reference to the Dryden Municipal Bond Fund Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed via EDGAR on June 30, 2009 (File No. 33-10649).

(h)(1) Amended and Restated Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc., dated May 29, 2007.  Incorporated by reference to the Dryden Municipal Bond Fund Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on June 29, 2007 (File No. 33-10649).

(2) Amendment dated December 27, 2007 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007.  Incorporated by reference to the JennisonDryden Portfolios Post-Effective Amendment No. 37 to the Registration statement of on Form N1-A as filed with the Commission on December 21, 2007 (File No. 33-9269).

(3) Amendment dated September 2, 2008 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007.  Incorporated by reference to the Target Portfolio Trust Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A as filed with the Commission on January 30, 2009 (File No. 33-50476).

(i)(1) Opinion of Counsel. Incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 35 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 2002 (File No. 2-63394).

(2) Opinion of Piper Rudnick LLP. Incorporated by reference to Exhibit (i)(2) to Post-Effective Amendment No. 40 to the Registration Statement filed on Form N1-A via EDGAR on March 25, 2005 (File No. 2-63394).

(3) Opinion and consent of DLA Piper Rudnick Gray US LLP as to the legality of the Securities being registered.  Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 42 to the Registration Statement in Form N-1A (File No. 2-63394) filed via EDGAR on December 15, 2006.

(j) Consent of independent registered public accounting firm. Filed herewith.

(k) Not applicable.

(l) Not applicable.

(m)(1) Distribution and Service Plan for Class A Shares. Incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 31 to the Registration Statement filed on Form N-1A via EDGAR on December 31, 1998 (File No. 2-63394).

(2) Distribution and Service Plan for Class B Shares. Incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed via EDGAR on February 28, 2001 (File No. 2-63394).

(3) Distribution and Service Plan for Class C Shares. Incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 31 to the Registration Statement filed on Form N-1A via EDGAR on December 31, 1998 (File No. 2-63394).

(4) Distribution and Service Plan for Class L shares for the Fund.  Incorporated by reference to Exhibit (10)(j) to the Registration Statement filed on Form N-14 via EDGAR on August 4, 2006 (File No. 811-04661).

(5) Distribution and Service Plan for Class M shares for the Fund.  Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 42 to the Registration Statement in Form N-1A (File No. 2-63394) filed via EDGAR on December 15, 2006.

(6) Distribution and Service Plan for Class R Shares. Incorporated by reference to Exhibit (m)(5) to Post-Effective Amendment No. 40 to the Registration Statement filed on Form N1-A via EDGAR on March 25, 2005 (File No. 2-63394).

(7) Distribution and Service Plan for New Class X shares for the Fund.  Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 42 to the Registration Statement in Form N-1A (File No. 2-63394) filed via EDGAR on December 15, 2006.

(8) Rule 12b-1 Fee Waiver for Class A, Class C and Class R Shares.  Filed herewith.

(n) Amended and Restated Rule 18f-3 Plan.  Incorporated by reference to Exhibit (10)(j) to the Registration Statement filed on Form N-14 via EDGAR on August 4, 2006 (File No. 811-04661).

(o) Not applicable.

(p)(1) Code of Ethics of the Registrant dated January 2009, incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A for Dryden Municipal Bond Fund,  filed via EDGAR on June 30, 2009 (File No. 33-10649).

(2) Code of Ethics and Personal Securities Trading Policy of Prudential, including the Manager and Distributor, dated January 2009, incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A for Dryden Municipal Bond Fund, filed via EDGAR on June 30, 2009 (File No. 33-10649).

(q) Power of Attorney dated July 1, 2008.  Incorporated by reference to Jennison Natural Resources Fund, Inc. Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (33-15166) filed via EDGAR on July 31, 2008.

Item 24.  Persons Controlled by or under Common Control with Registrant.

None.

Item 25.  Indemnification.

As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act) and by the Maryland General Corporation Law (the MGCL), and pursuant to Article VI of the Registrant's charter and Article V of the Registrant's Bylaws, the Registrant shall indemnify, including by advancement of expenses, present and former officers and directors (and persons who serve or served as the officer or director of certain other entities at the Registrant's request) to the fullest extent required or authorized, and in the manner permitted, by applicable federal and state law. The Registrant shall indemnify other employees and agents to the extent authorized by the Registrant's Board of Directors and permitted by law. Section 2-418 of the MGCL permits indemnification of directors, officers, employees and agents who are made a party to any proceeding by reason of their service in such capacity unless it is established that (i) the act or omission of such person was material to the matter and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty; or (ii) such person actually received an improper personal benefit in money, property or services; or (iii) in the case of a criminal proceeding, such person had reasonable cause to believe that the act or omission was unlawful. The MGCL does not permit indemnification in respect of any proceeding by or in the right of the Registrant in which a person is found liable to the Registrant or, except in limited circumstances, for proceedings brought against the Registrant. A Maryland corporation may be required to reimburse officers and directors for reasonable expenses incurred in the successful defense of a proceeding to which such director or officer is a party by reason of his or her service in such capacity. As permitted by Section 17(l) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement (Exhibit (e)(1) to the Registration Statement), each Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, (Securities Act) may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

The Registrant maintains an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

Section 9 of the Management Agreement (Exhibit (d)(1) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit (d)(2) to the Registration Statement) limit the liability of PI and PIM, respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements. Section 9 of the Management Agreement also holds PI liable for losses resulting from a breach of fiduciary duty with respect to the receipt of compensation for services.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Charter and By-Laws and the Distribution Agreement in a manner consistent with Release No. 11330 of the Commission under the 1940 Act so long as the interpretations of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Under Section 17(h) of the 1940 Act, it is the position of the Staff of the Securities and Exchange Commission that if there is neither a court determination on the merits that the defendant is not liable nor a court determination that the defendant was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of one's office, no indemnification will be permitted unless an independent legal counsel (not including a counsel who does work for either the Registrant, its investment adviser, its principal underwriter or persons affiliated with these persons) determines, based upon a review of the facts, that the person in question was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Under its Charter and By-Laws, the Registrant may advance funds to provide for indemnification. Pursuant to the Securities and Exchange Commission staff's position on Section 17(h) advances will be limited in the following respect:

(1) Any advances must be limited to amounts used, or to be used, for the preparation and/or presentation of a defense to the action (including cost connected with preparation of a settlement);

(2) Any advances must be accompanied by a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification;

(3) Such promise must be secured by a surety bond or other suitable insurance; and

(4) Such surety bond or other insurance must be paid for by the recipient of such advance.

Item 26.  Business and Other Connections of the Investment Adviser.

(a) Prudential Investments LLC (PI).See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Management & Advisory Arrangements" in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.

The business and other connections of the officers of PI are listed in Schedules A and D of Form ADV of PI as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-31104).

(b) Prudential Investment Management, Inc. (PIM)

See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Management & Advisory Arrangements" in the Statement of Additional Information constituting Part B of this Registration Statement.

The business and other connections of the directors and executive officers of Prudential Investment Management, Inc. are included in Schedule A and D of Form ADV filed with the Securities and Exchange Commission (File No. 801-22808), as most recently amended, the text of which is hereby incorporated by reference.

Item 27.  Principal Underwriters.

(a) Prudential Annuities Distributors, Inc. (PAD), One Corporate Drive, Shelton, Connecticut 06484 and Prudential Investment Management Services, LLC (PIMS), Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102 (the “Distributors,” as previously defined) serve as the principal underwriters and distributors for the Registrant.  The Distributors are registered broker-dealers and members of the National Association of Securities Dealers, Inc.

PIMS is distributor for Cash Accumulation Trust, Dryden California Municipal Fund, Jennison Blend Fund, Inc., Dryden Global Total Return Fund, Inc., Dryden Government Income Fund, Inc., Dryden Government Securities Trust, Dryden High Yield Fund, Inc., Dryden Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., MoneyMart Assets, Inc., Dryden Municipal Bond Fund, Dryden National Municipals Fund, Inc., Jennison Natural Resources Fund, Inc., Dryden Global Real Estate Fund, Prudential Sector Funds, Inc., Dryden Short-Term Corporate Bond Fund, Inc., Jennison Small Company Fund, Inc., Dryden Tax-Managed Funds, Dryden Small-Cap Core Equity Fund, Inc., Dryden Total Return Bond Fund, Inc., Jennison 20/20 Focus Fund, Jennison Mid-Cap Growth Fund, Inc., JennisonDryden Portfolios, Prudential World Fund, Inc., Target Asset Allocation Funds, Strategic Partners Mutual Funds, Inc., JennisonDryden Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc., The Target Portfolio Trust, The Prudential Series Fund and Advanced Series Trust.

PIMS is also distributor of the following other investment companies: Separate Accounts: Prudential’s Gibraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account, The Prudential Qualified Individual Variable Contract Account and PRIAC Variable Contract Account A.

(b)(1) The business and other connections of PIMS’ sole member (PIFM Holdco, Inc) and Principal officers are listed in its Form BD as currently on file with the securities and Exchange Commission (BD No. 18353), the text of which is hereby incorporated by reference.

(2) The business and other connections of PAD’s directors and principal executive officers are listed in its Form BD as currently on file with the Securities and Exchange Commission (BD No. 21570), the text of which is hereby incorporated by reference.

(c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

Item 28.  Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of The Bank of New York Mellon Corp (BNY), One Wall Street, New York, New York 10286, Prudential Investment Management, Inc., Gateway Center Two, Newark, NJ 07102, the Registrant, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102 and Prudential Mutual Fund Services, LLC (PMFS), Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102. Documents required by Rules 31a-1(b)(5), (6), (7), (9), (10) and (11) and 31a1(f) and Rules 31a-1(b)(4) and (11) and 31a-1(d) will be kept at Gateway Center Three, 100 Mulberry Street, Newark, NJ, 07102-4077 and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by BNY and PMFS.

Item 29.  Management Services.

Other than as set forth under the captions "How the Fund is Managed-Manager," "-Investment Subadviser" and "-Distributor" in the Prospectus and the captions "Management & Advisory Arrangements,” “Distribution of Fund Shares,” and “Other Service Providers” in the Statement of Additional Information, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, Registrant is not a party to any management-related service contract.

Item 30.  Undertakings.

The Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and that it has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 30th day of October, 2009.

DRYDEN HIGH YIELD FUND, INC.

*Judy A. Rice
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
*Kevin J. Bannon	Director
*Linda W. Bynoe	Director
*David E.A. Carson	Director
*Michael S. Hyland	Director
*Robert E. La Blanc	Director
*Douglas H. McCorkindale	Director
* Stephen P. Munn	Director
*Richard A. Redeker	Director
*Judy A. Rice	Director and President-Principal Executive Officer
*Robin B. Smith	Director and Chairman
*Stephen G. Stoneburn	Director
*Grace C. Torres	Treasurer and Principal Financial and Accounting Officer
*By: /s/ Jonathan D. Shain Jonathan D. Shain	Attorney-in-Fact	October 30, 2009

 Exhibit Index

(j)                                Consent of independent registered public accounting firm.

(m)(8)                                Rule 12b-1 Fee Waiver for Class A, Class C and Class R Shares.